UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Managed Income Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2025

Date of reporting period: 12/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Managed Income Fund

Institutional Shares | BLDIX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.39%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Institutional Shares returned 9.87%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 10.52%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to investment-grade corporate bonds was the largest contributor to absolute performance given the category’s high portfolio weighting and strong return. The Fund’s position in equities also contributed, led by U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities.

Holdings in floating-rate loans, which were well supported by solid underlying credit fundamentals, their floating-rate characteristics, and continued investor demand for yield, further contributed. The Fund also benefited from its holdings in AAA rated collateralized loan obligations and agency mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	Customized Reference Benchmark
Jan 16	$10,098	$10,138	$9,985	$9,947
Feb 16	$10,152	$10,210	$10,053	$9,993
Mar 16	$10,401	$10,303	$10,328	$10,260
Apr 16	$10,509	$10,343	$10,479	$10,300
May 16	$10,501	$10,345	$10,496	$10,357
Jun 16	$10,749	$10,531	$10,648	$10,496
Jul 16	$10,903	$10,598	$10,798	$10,658
Aug 16	$10,928	$10,586	$10,831	$10,654
Sep 16	$10,898	$10,580	$10,857	$10,650
Oct 16	$10,861	$10,499	$10,760	$10,535
Nov 16	$10,847	$10,250	$10,593	$10,478
Dec 16	$10,964	$10,265	$10,700	$10,550
Jan 17	$11,014	$10,285	$10,772	$10,625
Feb 17	$11,097	$10,354	$10,908	$10,801
Mar 17	$11,103	$10,349	$10,927	$10,801
Apr 17	$11,167	$10,428	$11,018	$10,893
May 17	$11,228	$10,509	$11,143	$10,997
Jun 17	$11,279	$10,498	$11,136	$11,010
Jul 17	$11,364	$10,543	$11,225	$11,111
Aug 17	$11,348	$10,638	$11,288	$11,191
Sep 17	$11,422	$10,587	$11,329	$11,223
Oct 17	$11,472	$10,593	$11,350	$11,306
Nov 17	$11,467	$10,580	$11,379	$11,400
Dec 17	$11,545	$10,628	$11,436	$11,475
Jan 18	$11,620	$10,506	$11,447	$11,579
Feb 18	$11,522	$10,406	$11,260	$11,374
Mar 18	$11,505	$10,473	$11,254	$11,339
Apr 18	$11,514	$10,395	$11,235	$11,293
May 18	$11,520	$10,469	$11,258	$11,431
Jun 18	$11,503	$10,456	$11,265	$11,442
Jul 18	$11,634	$10,459	$11,368	$11,572
Aug 18	$11,664	$10,526	$11,432	$11,737
Sep 18	$11,705	$10,458	$11,421	$11,704
Oct 18	$11,617	$10,376	$11,235	$11,399
Nov 18	$11,568	$10,438	$11,303	$11,517
Dec 18	$11,467	$10,630	$11,241	$11,353
Jan 19	$11,730	$10,742	$11,538	$11,710
Feb 19	$11,825	$10,736	$11,640	$11,818
Mar 19	$11,920	$10,942	$11,825	$12,046
Apr 19	$12,031	$10,945	$11,898	$12,194
May 19	$12,018	$11,139	$11,896	$12,113
Jun 19	$12,175	$11,279	$12,180	$12,476
Jul 19	$12,233	$11,304	$12,198	$12,549
Aug 19	$12,293	$11,597	$12,364	$12,717
Sep 19	$12,341	$11,535	$12,408	$12,741
Oct 19	$12,395	$11,570	$12,491	$12,851
Nov 19	$12,468	$11,564	$12,529	$12,986
Dec 19	$12,585	$11,556	$12,647	$13,097
Jan 20	$12,646	$11,778	$12,732	$13,272
Feb 20	$12,519	$11,990	$12,626	$13,112
Mar 20	$11,626	$11,920	$12,001	$12,572
Apr 20	$12,099	$12,132	$12,421	$13,212
May 20	$12,363	$12,188	$12,624	$13,444
Jun 20	$12,463	$12,265	$12,713	$13,583
Jul 20	$12,732	$12,448	$13,015	$13,955
Aug 20	$12,814	$12,348	$13,055	$14,177
Sep 20	$12,748	$12,341	$12,962	$14,010
Oct 20	$12,722	$12,286	$12,869	$13,854
Nov 20	$13,141	$12,406	$13,324	$14,404
Dec 20	$13,312	$12,424	$13,466	$14,584
Jan 21	$13,292	$12,334	$13,388	$14,467
Feb 21	$13,364	$12,156	$13,313	$14,440
Mar 21	$13,435	$12,005	$13,361	$14,504
Apr 21	$13,605	$12,099	$13,507	$14,816
May 21	$13,690	$12,139	$13,610	$14,881
Jun 21	$13,775	$12,224	$13,687	$15,059
Jul 21	$13,837	$12,361	$13,817	$15,284
Aug 21	$13,909	$12,337	$13,843	$15,403
Sep 21	$13,823	$12,231	$13,671	$15,095
Oct 21	$13,941	$12,227	$13,724	$15,409
Nov 21	$13,828	$12,263	$13,645	$15,409
Dec 21	$14,059	$12,232	$13,864	$15,589
Jan 22	$13,793	$11,968	$13,582	$15,111
Feb 22	$13,622	$11,835	$13,429	$14,858
Mar 22	$13,588	$11,506	$13,224	$14,734
Apr 22	$13,159	$11,069	$12,739	$13,957
May 22	$13,097	$11,141	$12,819	$14,028
Jun 22	$12,607	$10,966	$12,358	$13,527
Jul 22	$13,110	$11,234	$12,759	$14,132
Aug 22	$12,866	$10,917	$12,387	$13,680
Sep 22	$12,245	$10,445	$11,791	$12,888
Oct 22	$12,417	$10,310	$11,923	$13,084
Nov 22	$12,896	$10,689	$12,411	$13,640
Dec 22	$12,755	$10,641	$12,329	$13,362
Jan 23	$13,310	$10,968	$12,722	$13,901
Feb 23	$13,023	$10,684	$12,414	$13,548
Mar 23	$13,281	$10,956	$12,683	$13,938
Apr 23	$13,434	$11,022	$12,799	$14,062
May 23	$13,245	$10,902	$12,589	$13,974
Jun 23	$13,348	$10,863	$12,717	$14,216
Jul 23	$13,472	$10,856	$12,830	$14,346
Aug 23	$13,371	$10,786	$12,737	$14,213
Sep 23	$13,093	$10,512	$12,446	$13,757
Oct 23	$12,900	$10,346	$12,216	$13,518
Nov 23	$13,557	$10,815	$12,811	$14,317
Dec 23	$14,070	$11,229	$13,309	$14,896
Jan 24	$14,119	$11,198	$13,299	$14,942
Feb 24	$14,078	$11,040	$13,215	$15,034
Mar 24	$14,278	$11,142	$13,418	$15,276
Apr 24	$14,010	$10,860	$13,119	$14,819
May 24	$14,242	$11,044	$13,353	$15,215
Jun 24	$14,388	$11,149	$13,422	$15,480
Jul 24	$14,720	$11,409	$13,783	$15,789
Aug 24	$14,945	$11,573	$14,035	$16,063
Sep 24	$15,123	$11,728	$14,239	$16,317
Oct 24	$14,829	$11,437	$13,939	$15,989
Nov 24	$15,073	$11,558	$14,108	$16,389
Dec 24	$14,792	$11,369	$13,838	$16,084
Jan 25	$15,007	$11,430	$14,009	$16,278
Feb 25	$15,239	$11,681	$14,294	$16,465
Mar 25	$15,135	$11,685	$14,259	$16,191
Apr 25	$15,225	$11,731	$14,268	$16,203
May 25	$15,379	$11,647	$14,309	$16,427
Jun 25	$15,647	$11,826	$14,540	$16,855
Jul 25	$15,622	$11,795	$14,514	$16,937
Aug 25	$15,876	$11,936	$14,777	$17,182
Sep 25	$16,033	$12,067	$14,915	$17,501
Oct 25	$16,092	$12,142	$14,962	$17,701
Nov 25	$16,234	$12,217	$15,122	$17,791
Dec 25	$16,253	$12,199	$15,158	$17,776

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.87%	4.07%	4.98%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	9.54	2.40	4.25
Customized Reference Benchmark...
	10.52	4.04	5.92

Key Fund statistics

Net Assets...
$863,905,917
Number of Portfolio Holdings...
2,296
Net Investment Advisory Fees...
$1,619,004
Portfolio Turnover Rate...
106%

The Fund's returns shown prior to October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
28.3%
Asset-Backed Securities...
14.5
Common Stocks...
13.6
Floating Rate Loan Interests...
12.5
Non-Agency Mortgage-Backed Securities...
9.0
U.S. Government Sponsored Agency Securities...
7.6
Equity-Linked Notes...
7.0
Investment Companies...
6.7
Preferred Securities...
0.3
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
14.4%
AA/Aa...
10.7
A...
21.4
BBB/Baa...
21.6
BB/Ba...
5.3
B...
6.9
CCC/Caa...
0.3
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
N/R...
19.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Institutional Shares | BLDIX

Annual Shareholder Report — December 31, 2025

BLDIX-12/25-AR

BlackRock Managed Income Fund

Investor A Shares | BLADX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$67	0.64%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor A Shares returned 9.61%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 10.52%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to investment-grade corporate bonds was the largest contributor to absolute performance given the category’s high portfolio weighting and strong return. The Fund’s position in equities also contributed, led by U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities.

Holdings in floating-rate loans, which were well supported by solid underlying credit fundamentals, their floating-rate characteristics, and continued investor demand for yield, further contributed. The Fund also benefited from its holdings in AAA rated collateralized loan obligations and agency mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	Customized Reference Benchmark
Jan 16	$9,692	$10,138	$9,985	$9,947
Feb 16	$9,752	$10,210	$10,053	$9,993
Mar 16	$9,977	$10,303	$10,328	$10,260
Apr 16	$10,079	$10,343	$10,479	$10,300
May 16	$10,068	$10,345	$10,496	$10,357
Jun 16	$10,304	$10,531	$10,648	$10,496
Jul 16	$10,449	$10,598	$10,798	$10,658
Aug 16	$10,471	$10,586	$10,831	$10,654
Sep 16	$10,439	$10,580	$10,857	$10,650
Oct 16	$10,401	$10,499	$10,760	$10,535
Nov 16	$10,386	$10,250	$10,593	$10,478
Dec 16	$10,496	$10,265	$10,700	$10,550
Jan 17	$10,541	$10,285	$10,772	$10,625
Feb 17	$10,618	$10,354	$10,908	$10,801
Mar 17	$10,622	$10,349	$10,927	$10,801
Apr 17	$10,680	$10,428	$11,018	$10,893
May 17	$10,737	$10,509	$11,143	$10,997
Jun 17	$10,783	$10,498	$11,136	$11,010
Jul 17	$10,863	$10,543	$11,225	$11,111
Aug 17	$10,845	$10,638	$11,288	$11,191
Sep 17	$10,913	$10,587	$11,329	$11,223
Oct 17	$10,959	$10,593	$11,350	$11,306
Nov 17	$10,952	$10,580	$11,379	$11,400
Dec 17	$11,023	$10,628	$11,436	$11,475
Jan 18	$11,093	$10,506	$11,447	$11,579
Feb 18	$10,997	$10,406	$11,260	$11,374
Mar 18	$10,979	$10,473	$11,254	$11,339
Apr 18	$10,985	$10,395	$11,235	$11,293
May 18	$10,988	$10,469	$11,258	$11,431
Jun 18	$10,970	$10,456	$11,265	$11,442
Jul 18	$11,092	$10,459	$11,368	$11,572
Aug 18	$11,118	$10,526	$11,432	$11,737
Sep 18	$11,155	$10,458	$11,421	$11,704
Oct 18	$11,069	$10,376	$11,235	$11,399
Nov 18	$11,020	$10,438	$11,303	$11,517
Dec 18	$10,933	$10,630	$11,241	$11,353
Jan 19	$11,170	$10,742	$11,538	$11,710
Feb 19	$11,258	$10,736	$11,640	$11,818
Mar 19	$11,346	$10,942	$11,825	$12,046
Apr 19	$11,449	$10,945	$11,898	$12,194
May 19	$11,434	$11,139	$11,896	$12,113
Jun 19	$11,593	$11,279	$12,180	$12,476
Jul 19	$11,634	$11,304	$12,198	$12,549
Aug 19	$11,689	$11,597	$12,364	$12,717
Sep 19	$11,732	$11,535	$12,408	$12,741
Oct 19	$11,781	$11,570	$12,491	$12,851
Nov 19	$11,848	$11,564	$12,529	$12,986
Dec 19	$11,956	$11,556	$12,647	$13,097
Jan 20	$12,012	$11,778	$12,732	$13,272
Feb 20	$11,889	$11,990	$12,626	$13,112
Mar 20	$11,038	$11,920	$12,001	$12,572
Apr 20	$11,485	$12,132	$12,421	$13,212
May 20	$11,733	$12,188	$12,624	$13,444
Jun 20	$11,825	$12,265	$12,713	$13,583
Jul 20	$12,078	$12,448	$13,015	$13,955
Aug 20	$12,153	$12,348	$13,055	$14,177
Sep 20	$12,089	$12,341	$12,962	$14,010
Oct 20	$12,062	$12,286	$12,869	$13,854
Nov 20	$12,456	$12,406	$13,324	$14,404
Dec 20	$12,615	$12,424	$13,466	$14,584
Jan 21	$12,594	$12,334	$13,388	$14,467
Feb 21	$12,660	$12,156	$13,313	$14,440
Mar 21	$12,725	$12,005	$13,361	$14,504
Apr 21	$12,883	$12,099	$13,507	$14,816
May 21	$12,961	$12,139	$13,610	$14,881
Jun 21	$13,039	$12,224	$13,687	$15,059
Jul 21	$13,094	$12,361	$13,817	$15,284
Aug 21	$13,160	$12,337	$13,843	$15,403
Sep 21	$13,077	$12,231	$13,671	$15,095
Oct 21	$13,185	$12,227	$13,724	$15,409
Nov 21	$13,075	$12,263	$13,645	$15,409
Dec 21	$13,291	$12,232	$13,864	$15,589
Jan 22	$13,037	$11,968	$13,582	$15,111
Feb 22	$12,873	$11,835	$13,429	$14,858
Mar 22	$12,838	$11,506	$13,224	$14,734
Apr 22	$12,430	$11,069	$12,739	$13,957
May 22	$12,369	$11,141	$12,819	$14,028
Jun 22	$11,903	$10,966	$12,358	$13,527
Jul 22	$12,376	$11,234	$12,759	$14,132
Aug 22	$12,143	$10,917	$12,387	$13,680
Sep 22	$11,553	$10,445	$11,791	$12,888
Oct 22	$11,713	$10,310	$11,923	$13,084
Nov 22	$12,162	$10,689	$12,411	$13,640
Dec 22	$12,027	$10,641	$12,329	$13,362
Jan 23	$12,561	$10,968	$12,722	$13,901
Feb 23	$12,275	$10,684	$12,414	$13,548
Mar 23	$12,515	$10,956	$12,683	$13,938
Apr 23	$12,670	$11,022	$12,799	$14,062
May 23	$12,476	$10,902	$12,589	$13,974
Jun 23	$12,570	$10,863	$12,717	$14,216
Jul 23	$12,684	$10,856	$12,830	$14,346
Aug 23	$12,586	$10,786	$12,737	$14,213
Sep 23	$12,323	$10,512	$12,446	$13,757
Oct 23	$12,138	$10,346	$12,216	$13,518
Nov 23	$12,753	$10,815	$12,811	$14,317
Dec 23	$13,233	$11,229	$13,309	$14,896
Jan 24	$13,277	$11,198	$13,299	$14,942
Feb 24	$13,249	$11,040	$13,215	$15,034
Mar 24	$13,435	$11,142	$13,418	$15,276
Apr 24	$13,166	$10,860	$13,119	$14,819
May 24	$13,382	$11,044	$13,353	$15,215
Jun 24	$13,515	$11,149	$13,422	$15,480
Jul 24	$13,825	$11,409	$13,783	$15,789
Aug 24	$14,033	$11,573	$14,035	$16,063
Sep 24	$14,213	$11,728	$14,239	$16,317
Oct 24	$13,919	$11,437	$13,939	$15,989
Nov 24	$14,145	$11,558	$14,108	$16,389
Dec 24	$13,879	$11,369	$13,838	$16,084
Jan 25	$14,078	$11,430	$14,009	$16,278
Feb 25	$14,292	$11,681	$14,294	$16,465
Mar 25	$14,192	$11,685	$14,259	$16,191
Apr 25	$14,273	$11,731	$14,268	$16,203
May 25	$14,415	$11,647	$14,309	$16,427
Jun 25	$14,663	$11,826	$14,540	$16,855
Jul 25	$14,637	$11,795	$14,514	$16,937
Aug 25	$14,887	$11,936	$14,777	$17,182
Sep 25	$15,031	$12,067	$14,915	$17,501
Oct 25	$15,084	$12,142	$14,962	$17,701
Nov 25	$15,198	$12,217	$15,122	$17,791
Dec 25	$15,212	$12,199	$15,158	$17,776

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.61%	3.81%	4.71%
Investor A Shares (with sales charge)...
	5.22	2.97	4.28
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	9.54	2.40	4.25
Customized Reference Benchmark...
	10.52	4.04	5.92

Key Fund statistics

Net Assets...
$863,905,917
Number of Portfolio Holdings...
2,296
Net Investment Advisory Fees...
$1,619,004
Portfolio Turnover Rate...
106%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund's returns shown prior to October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
28.3%
Asset-Backed Securities...
14.5
Common Stocks...
13.6
Floating Rate Loan Interests...
12.5
Non-Agency Mortgage-Backed Securities...
9.0
U.S. Government Sponsored Agency Securities...
7.6
Equity-Linked Notes...
7.0
Investment Companies...
6.7
Preferred Securities...
0.3
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
14.4%
AA/Aa...
10.7
A...
21.4
BBB/Baa...
21.6
BB/Ba...
5.3
B...
6.9
CCC/Caa...
0.3
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
N/R...
19.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor A Shares | BLADX

Annual Shareholder Report — December 31, 2025

BLADX-12/25-AR

BlackRock Managed Income Fund

Investor C Shares | BMICX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$145	1.39%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Investor C Shares returned 8.80%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 10.52%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to investment-grade corporate bonds was the largest contributor to absolute performance given the category’s high portfolio weighting and strong return. The Fund’s position in equities also contributed, led by U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities.

Holdings in floating-rate loans, which were well supported by solid underlying credit fundamentals, their floating-rate characteristics, and continued investor demand for yield, further contributed. The Fund also benefited from its holdings in AAA rated collateralized loan obligations and agency mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	Customized Reference Benchmark
Jan 16	$10,089	$10,138	$9,985	$9,947
Feb 16	$10,145	$10,210	$10,053	$9,993
Mar 16	$10,372	$10,303	$10,328	$10,260
Apr 16	$10,471	$10,343	$10,479	$10,300
May 16	$10,452	$10,345	$10,496	$10,357
Jun 16	$10,690	$10,531	$10,648	$10,496
Jul 16	$10,833	$10,598	$10,798	$10,658
Aug 16	$10,858	$10,586	$10,831	$10,654
Sep 16	$10,808	$10,580	$10,857	$10,650
Oct 16	$10,762	$10,499	$10,760	$10,535
Nov 16	$10,750	$10,250	$10,593	$10,478
Dec 16	$10,857	$10,265	$10,700	$10,550
Jan 17	$10,897	$10,285	$10,772	$10,625
Feb 17	$10,970	$10,354	$10,908	$10,801
Mar 17	$10,966	$10,349	$10,927	$10,801
Apr 17	$11,020	$10,428	$11,018	$10,893
May 17	$11,071	$10,509	$11,143	$10,997
Jun 17	$11,101	$10,498	$11,136	$11,010
Jul 17	$11,187	$10,543	$11,225	$11,111
Aug 17	$11,161	$10,638	$11,288	$11,191
Sep 17	$11,224	$10,587	$11,329	$11,223
Oct 17	$11,253	$10,593	$11,350	$11,306
Nov 17	$11,250	$10,580	$11,379	$11,400
Dec 17	$11,317	$10,628	$11,436	$11,475
Jan 18	$11,381	$10,506	$11,447	$11,579
Feb 18	$11,275	$10,406	$11,260	$11,374
Mar 18	$11,238	$10,473	$11,254	$11,339
Apr 18	$11,249	$10,395	$11,235	$11,293
May 18	$11,245	$10,469	$11,258	$11,431
Jun 18	$11,219	$10,456	$11,265	$11,442
Jul 18	$11,325	$10,459	$11,368	$11,572
Aug 18	$11,356	$10,526	$11,432	$11,737
Sep 18	$11,387	$10,458	$11,421	$11,704
Oct 18	$11,292	$10,376	$11,235	$11,399
Nov 18	$11,235	$10,438	$11,303	$11,517
Dec 18	$11,127	$10,630	$11,241	$11,353
Jan 19	$11,373	$10,742	$11,538	$11,710
Feb 19	$11,455	$10,736	$11,640	$11,818
Mar 19	$11,538	$10,942	$11,825	$12,046
Apr 19	$11,635	$10,945	$11,898	$12,194
May 19	$11,613	$11,139	$11,896	$12,113
Jun 19	$11,755	$11,279	$12,180	$12,476
Jul 19	$11,801	$11,304	$12,198	$12,549
Aug 19	$11,849	$11,597	$12,364	$12,717
Sep 19	$11,886	$11,535	$12,408	$12,741
Oct 19	$11,928	$11,570	$12,491	$12,851
Nov 19	$11,988	$11,564	$12,529	$12,986
Dec 19	$12,090	$11,556	$12,647	$13,097
Jan 20	$12,127	$11,778	$12,732	$13,272
Feb 20	$12,008	$11,990	$12,626	$13,112
Mar 20	$11,130	$11,920	$12,001	$12,572
Apr 20	$11,585	$12,132	$12,421	$13,212
May 20	$11,827	$12,188	$12,624	$13,444
Jun 20	$11,913	$12,265	$12,713	$13,583
Jul 20	$12,160	$12,448	$13,015	$13,955
Aug 20	$12,228	$12,348	$13,055	$14,177
Sep 20	$12,156	$12,341	$12,962	$14,010
Oct 20	$12,120	$12,286	$12,869	$13,854
Nov 20	$12,509	$12,406	$13,324	$14,404
Dec 20	$12,661	$12,424	$13,466	$14,584
Jan 21	$12,632	$12,334	$13,388	$14,467
Feb 21	$12,690	$12,156	$13,313	$14,440
Mar 21	$12,748	$12,005	$13,361	$14,504
Apr 21	$12,898	$12,099	$13,507	$14,816
May 21	$12,968	$12,139	$13,610	$14,881
Jun 21	$13,038	$12,224	$13,687	$15,059
Jul 21	$13,086	$12,361	$13,817	$15,284
Aug 21	$13,145	$12,337	$13,843	$15,403
Sep 21	$13,041	$12,231	$13,671	$15,095
Oct 21	$13,141	$12,227	$13,724	$15,409
Nov 21	$13,036	$12,263	$13,645	$15,409
Dec 21	$13,231	$12,232	$13,864	$15,589
Jan 22	$12,983	$11,968	$13,582	$15,111
Feb 22	$12,799	$11,835	$13,429	$14,858
Mar 22	$12,756	$11,506	$13,224	$14,734
Apr 22	$12,355	$11,069	$12,739	$13,957
May 22	$12,274	$11,141	$12,819	$14,028
Jun 22	$11,816	$10,966	$12,358	$13,527
Jul 22	$12,264	$11,234	$12,759	$14,132
Aug 22	$12,038	$10,917	$12,387	$13,680
Sep 22	$11,433	$10,445	$11,791	$12,888
Oct 22	$11,596	$10,310	$11,923	$13,084
Nov 22	$12,033	$10,689	$12,411	$13,640
Dec 22	$11,892	$10,641	$12,329	$13,362
Jan 23	$12,398	$10,968	$12,722	$13,901
Feb 23	$12,121	$10,684	$12,414	$13,548
Mar 23	$12,350	$10,956	$12,683	$13,938
Apr 23	$12,481	$11,022	$12,799	$14,062
May 23	$12,296	$10,902	$12,589	$13,974
Jun 23	$12,381	$10,863	$12,717	$14,216
Jul 23	$12,485	$10,856	$12,830	$14,346
Aug 23	$12,381	$10,786	$12,737	$14,213
Sep 23	$12,114	$10,512	$12,446	$13,757
Oct 23	$11,925	$10,346	$12,216	$13,518
Nov 23	$12,521	$10,815	$12,811	$14,317
Dec 23	$12,984	$11,229	$13,309	$14,896
Jan 24	$13,018	$11,198	$13,299	$14,942
Feb 24	$12,970	$11,040	$13,215	$15,034
Mar 24	$13,144	$11,142	$13,418	$15,276
Apr 24	$12,886	$10,860	$13,119	$14,819
May 24	$13,089	$11,044	$13,353	$15,215
Jun 24	$13,212	$11,149	$13,422	$15,480
Jul 24	$13,506	$11,409	$13,783	$15,789
Aug 24	$13,700	$11,573	$14,035	$16,063
Sep 24	$13,867	$11,728	$14,239	$16,317
Oct 24	$13,580	$11,437	$13,939	$15,989
Nov 24	$13,800	$11,558	$14,108	$16,389
Dec 24	$13,541	$11,369	$13,838	$16,084
Jan 25	$13,735	$11,430	$14,009	$16,278
Feb 25	$13,944	$11,681	$14,294	$16,465
Mar 25	$13,846	$11,685	$14,259	$16,191
Apr 25	$13,926	$11,731	$14,268	$16,203
May 25	$14,063	$11,647	$14,309	$16,427
Jun 25	$14,305	$11,826	$14,540	$16,855
Jul 25	$14,280	$11,795	$14,514	$16,937
Aug 25	$14,525	$11,936	$14,777	$17,182
Sep 25	$14,665	$12,067	$14,915	$17,501
Oct 25	$14,716	$12,142	$14,962	$17,701
Nov 25	$14,827	$12,217	$15,122	$17,791
Dec 25	$14,842	$12,199	$15,158	$17,776

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.80%	3.04%	4.03%
Investor C Shares (with sales charge)...
	7.80	3.04	4.03
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	9.54	2.40	4.25
Customized Reference Benchmark...
	10.52	4.04	5.92

Key Fund statistics

Net Assets...
$863,905,917
Number of Portfolio Holdings...
2,296
Net Investment Advisory Fees...
$1,619,004
Portfolio Turnover Rate...
106%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund's returns shown prior to October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
28.3%
Asset-Backed Securities...
14.5
Common Stocks...
13.6
Floating Rate Loan Interests...
12.5
Non-Agency Mortgage-Backed Securities...
9.0
U.S. Government Sponsored Agency Securities...
7.6
Equity-Linked Notes...
7.0
Investment Companies...
6.7
Preferred Securities...
0.3
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
14.4%
AA/Aa...
10.7
A...
21.4
BBB/Baa...
21.6
BB/Ba...
5.3
B...
6.9
CCC/Caa...
0.3
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
N/R...
19.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Investor C Shares | BMICX

Annual Shareholder Report — December 31, 2025

BMICX-12/25-AR

BlackRock Managed Income Fund

Class K Shares | BLDRX

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about BlackRock Managed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$35	0.34%

How did the Fund perform last year?

  For the reporting period ended December 31, 2025, the Fund's Class K Shares returned 9.91%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% and the Customized Reference Benchmark, a blend of 70% Bloomberg U.S. Aggregate Bond Index and 30% S&P 500 Index, returned 10.52%.

What contributed to performance?

Income-generating assets delivered broadly positive returns in 2025. The Fund’s allocation to investment-grade corporate bonds was the largest contributor to absolute performance given the category’s high portfolio weighting and strong return. The Fund’s position in equities also contributed, led by U.S. dividend-paying stocks, covered call strategies (which involve the use of derivatives), and international equities.

Holdings in floating-rate loans, which were well supported by solid underlying credit fundamentals, their floating-rate characteristics, and continued investor demand for yield, further contributed. The Fund also benefited from its holdings in AAA rated collateralized loan obligations and agency mortgage-backed securities.

The Fund held derivatives during the year. It used U.S. Treasury futures to manage interest rate risk, which contributed to absolute returns. Its use of Euro Bund futures to manage European interest rate risk was beneficial, as well.

The Fund’s cash position was modestly elevated at the end of the period given attractive yields and the investment adviser’s desire to have cash available to deploy if asset prices decline. The cash position contributed to absolute returns in 2025.

What detracted from performance?

Currency management strategies, which involve the use of derivatives, detracted given the weakness in the U.S. dollar relative to many international currencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 1, 2016 through December 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	Customized Reference Benchmark
Jan 16	$10,099	$10,138	$9,985	$9,947
Feb 16	$10,164	$10,210	$10,053	$9,993
Mar 16	$10,402	$10,303	$10,328	$10,260
Apr 16	$10,511	$10,343	$10,479	$10,300
May 16	$10,503	$10,345	$10,496	$10,357
Jun 16	$10,752	$10,531	$10,648	$10,496
Jul 16	$10,906	$10,598	$10,798	$10,658
Aug 16	$10,943	$10,586	$10,831	$10,654
Sep 16	$10,903	$10,580	$10,857	$10,650
Oct 16	$10,866	$10,499	$10,760	$10,535
Nov 16	$10,852	$10,250	$10,593	$10,478
Dec 16	$10,970	$10,265	$10,700	$10,550
Jan 17	$11,020	$10,285	$10,772	$10,625
Feb 17	$11,115	$10,354	$10,908	$10,801
Mar 17	$11,110	$10,349	$10,927	$10,801
Apr 17	$11,174	$10,428	$11,018	$10,893
May 17	$11,247	$10,509	$11,143	$10,997
Jun 17	$11,287	$10,498	$11,136	$11,010
Jul 17	$11,373	$10,543	$11,225	$11,111
Aug 17	$11,357	$10,638	$11,288	$11,191
Sep 17	$11,431	$10,587	$11,329	$11,223
Oct 17	$11,483	$10,593	$11,350	$11,306
Nov 17	$11,489	$10,580	$11,379	$11,400
Dec 17	$11,567	$10,628	$11,436	$11,475
Jan 18	$11,631	$10,506	$11,447	$11,579
Feb 18	$11,534	$10,406	$11,260	$11,374
Mar 18	$11,518	$10,473	$11,254	$11,339
Apr 18	$11,539	$10,395	$11,235	$11,293
May 18	$11,534	$10,469	$11,258	$11,431
Jun 18	$11,529	$10,456	$11,265	$11,442
Jul 18	$11,649	$10,459	$11,368	$11,572
Aug 18	$11,679	$10,526	$11,432	$11,737
Sep 18	$11,733	$10,458	$11,421	$11,704
Oct 18	$11,634	$10,376	$11,235	$11,399
Nov 18	$11,598	$10,438	$11,303	$11,517
Dec 18	$11,497	$10,630	$11,241	$11,353
Jan 19	$11,748	$10,742	$11,538	$11,710
Feb 19	$11,856	$10,736	$11,640	$11,818
Mar 19	$11,940	$10,942	$11,825	$12,046
Apr 19	$12,063	$10,945	$11,898	$12,194
May 19	$12,038	$11,139	$11,896	$12,113
Jun 19	$12,208	$11,279	$12,180	$12,476
Jul 19	$12,255	$11,304	$12,198	$12,549
Aug 19	$12,315	$11,597	$12,364	$12,717
Sep 19	$12,364	$11,535	$12,408	$12,741
Oct 19	$12,419	$11,570	$12,491	$12,851
Nov 19	$12,505	$11,564	$12,529	$12,986
Dec 19	$12,621	$11,556	$12,647	$13,097
Jan 20	$12,670	$11,778	$12,732	$13,272
Feb 20	$12,557	$11,990	$12,626	$13,112
Mar 20	$11,652	$11,920	$12,001	$12,572
Apr 20	$12,125	$12,132	$12,421	$13,212
May 20	$12,390	$12,188	$12,624	$13,444
Jun 20	$12,503	$12,265	$12,713	$13,583
Jul 20	$12,760	$12,448	$13,015	$13,955
Aug 20	$12,843	$12,348	$13,055	$14,177
Sep 20	$12,791	$12,341	$12,962	$14,010
Oct 20	$12,753	$12,286	$12,869	$13,854
Nov 20	$13,172	$12,406	$13,324	$14,404
Dec 20	$13,344	$12,424	$13,466	$14,584
Jan 21	$13,338	$12,334	$13,388	$14,467
Feb 21	$13,410	$12,156	$13,313	$14,440
Mar 21	$13,482	$12,005	$13,361	$14,504
Apr 21	$13,652	$12,099	$13,507	$14,816
May 21	$13,725	$12,139	$13,610	$14,881
Jun 21	$13,824	$12,224	$13,687	$15,059
Jul 21	$13,886	$12,361	$13,817	$15,284
Aug 21	$13,959	$12,337	$13,843	$15,403
Sep 21	$13,861	$12,231	$13,671	$15,095
Oct 21	$13,992	$12,227	$13,724	$15,409
Nov 21	$13,880	$12,263	$13,645	$15,409
Dec 21	$14,098	$12,232	$13,864	$15,589
Jan 22	$13,846	$11,968	$13,582	$15,111
Feb 22	$13,662	$11,835	$13,429	$14,858
Mar 22	$13,629	$11,506	$13,224	$14,734
Apr 22	$13,214	$11,069	$12,739	$13,957
May 22	$13,139	$11,141	$12,819	$14,028
Jun 22	$12,648	$10,966	$12,358	$13,527
Jul 22	$13,153	$11,234	$12,759	$14,132
Aug 22	$12,910	$10,917	$12,387	$13,680
Sep 22	$12,288	$10,445	$11,791	$12,888
Oct 22	$12,461	$10,310	$11,923	$13,084
Nov 22	$12,955	$10,689	$12,411	$13,640
Dec 22	$12,815	$10,641	$12,329	$13,362
Jan 23	$13,372	$10,968	$12,722	$13,901
Feb 23	$13,071	$10,684	$12,414	$13,548
Mar 23	$13,344	$10,956	$12,683	$13,938
Apr 23	$13,498	$11,022	$12,799	$14,062
May 23	$13,295	$10,902	$12,589	$13,974
Jun 23	$13,399	$10,863	$12,717	$14,216
Jul 23	$13,523	$10,856	$12,830	$14,346
Aug 23	$13,437	$10,786	$12,737	$14,213
Sep 23	$13,160	$10,512	$12,446	$13,757
Oct 23	$12,953	$10,346	$12,216	$13,518
Nov 23	$13,611	$10,815	$12,811	$14,317
Dec 23	$14,141	$11,229	$13,309	$14,896
Jan 24	$14,176	$11,198	$13,299	$14,942
Feb 24	$14,150	$11,040	$13,215	$15,034
Mar 24	$14,352	$11,142	$13,418	$15,276
Apr 24	$14,069	$10,860	$13,119	$14,819
May 24	$14,317	$11,044	$13,353	$15,215
Jun 24	$14,449	$11,149	$13,422	$15,480
Jul 24	$14,783	$11,409	$13,783	$15,789
Aug 24	$15,008	$11,573	$14,035	$16,063
Sep 24	$15,204	$11,728	$14,239	$16,317
Oct 24	$14,910	$11,437	$13,939	$15,989
Nov 24	$15,155	$11,558	$14,108	$16,389
Dec 24	$14,875	$11,369	$13,838	$16,084
Jan 25	$15,075	$11,430	$14,009	$16,278
Feb 25	$15,324	$11,681	$14,294	$16,465
Mar 25	$15,205	$11,685	$14,259	$16,191
Apr 25	$15,312	$11,731	$14,268	$16,203
May 25	$15,451	$11,647	$14,309	$16,427
Jun 25	$15,720	$11,826	$14,540	$16,855
Jul 25	$15,713	$11,795	$14,514	$16,937
Aug 25	$15,969	$11,936	$14,777	$17,182
Sep 25	$16,126	$12,067	$14,915	$17,501
Oct 25	$16,187	$12,142	$14,962	$17,701
Nov 25	$16,330	$12,217	$15,122	$17,791
Dec 25	$16,350	$12,199	$15,158	$17,776

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.91%	4.15%	5.04%
Bloomberg U.S. Aggregate Bond Index...
	7.30	(0.36)	2.01
17.50% MSCI World High Yield Dividend Index (Net) / 60.00% Bloomberg U.S. Aggregate Bond Index / 22.50% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	9.54	2.40	4.25
Customized Reference Benchmark...
	10.52	4.04	5.92

Key Fund statistics

Net Assets...
$863,905,917
Number of Portfolio Holdings...
2,296
Net Investment Advisory Fees...
$1,619,004
Portfolio Turnover Rate...
106%

The Fund's returns shown prior to October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Investment Grade Bond Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500® Index (30%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
28.3%
Asset-Backed Securities...
14.5
Common Stocks...
13.6
Floating Rate Loan Interests...
12.5
Non-Agency Mortgage-Backed Securities...
9.0
U.S. Government Sponsored Agency Securities...
7.6
Equity-Linked Notes...
7.0
Investment Companies...
6.7
Preferred Securities...
0.3
Foreign Agency Obligations...
0.2
OtherFootnote Reference(b)...
0.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
14.4%
AA/Aa...
10.7
A...
21.4
BBB/Baa...
21.6
BB/Ba...
5.3
B...
6.9
CCC/Caa...
0.3
CC/Ca...
0.1
C...
0.0Footnote Reference(e)
N/R...
19.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Managed Income Fund

Class K Shares | BLDRX

Annual Shareholder Report — December 31, 2025

BLDRX-12/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services –

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$62,730	$62,424	$0	$0	$17,600	$17,576	$388	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$17,988	$17,576

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
December 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds II
BlackRock Managed Income Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
720 East CLO VI Ltd., Series 2024-3A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.24%, 01/20/38
(b)
............ USD 1,000 $ 1,003,545
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.51%, 05/15/42
(b)
............ 838 836,432
AGL CLO 43 Ltd., Series 2025-43A, Class C,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 5.83%, 09/10/38
(b)
............ 1,750 1,755,737
AGL CLO 7 Ltd., Series 2020-7A, Class AR2,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.15%, 10/15/38
(b)
............ 2,000 2,004,871
AGL Core CLO 36 Ltd., Series 2024-36A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.46%, 01/23/38
(b)
............ 2,000 2,005,488
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.16%, 10/20/38
(b)
.. 2,000 2,005,529
Apidos CLO XXVIII, Series 2017-28A, Class
A1AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.57%, 10/20/38
(b)
....... 1,500 1,504,772
Apidos CLO XXXIX Ltd., Series 2022-39A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 5.40%, 10/21/38
(b)
........... 2,000 2,003,847
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.55%, 07/25/43
(b)
.................. 1,000 1,001,124
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.12%, 12/17/29
(b)
.................. 770 769,165
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.26%, 07/20/37
(b)
....... 1,500 1,505,269
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.21%, 10/25/37
(b)
........... 1,800 1,807,692
Bayview Financial Revolving Asset Trust, Series
2005-A, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 4.84%, 02/28/40
(b)
.. 414 373,843
BDS LLC, Series 2025-FL14, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
5.01%, 10/17/42
(b)
.................. 1,000 998,360
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.60%,
10/15/37
(b)
....................... 1,350 1,354,247
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.56%, 10/22/37
(b)
............ 1,000 1,002,720
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 5.97%, 04/21/35
(b)
............ 1,000 1,001,579
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.13%, 01/15/39
(b)
............ 1,000 1,002,525
Buckhorn Park CLO Ltd., Series 2019-1A, Class
B1RR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.48%, 07/18/34
(b)
....... 1,000 1,001,679
Canyon Capital CLO Ltd., Series 2022-1A, Class
C, (3-mo. CME Term SOFR at 2.20% Floor +
2.20%), 6.09%, 04/15/35
(b)
............ 1,000 1,001,621
Carlyle US CLO Ltd., Series 2019-4A, Class
A11R, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.22%, 04/15/35
(b)
....... 1,500 1,501,033
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
CarVal CLO IV Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.18%, 03/31/38
(b)
............ USD 1,500 $ 1,503,866
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
5.58%, 01/20/34
(b)
.................. 1,000 1,001,511
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 5.96%, 07/25/37
(b)
............ 1,000 1,003,000
CIFC Funding Ltd.
(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.23%, 10/24/37 ................. 1,000 1,003,001
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.39%, 10/17/38 ................. 1,000 1,002,449
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
5.36%, 10/15/38 ................. 2,400 2,406,344
Series 2019-5A, Class BR2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.74%,
10/15/38 ...................... 1,500 1,507,549
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.20%,
01/15/40 ...................... 1,000 1,003,140
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.38%,
04/22/37 ...................... 1,000 1,003,496
Diameter Capital CLO 12 Ltd., Series 2025-12A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.16%, 10/20/38
(b)
....... 2,000 2,003,532
Diameter Capital CLO 3 Ltd.
(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.23%,
01/15/38 ...................... 2,500 2,509,295
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.60%,
01/15/38 ...................... 2,500 2,508,340
Elmwood CLO II Ltd., Series 2019-2A, Class
CRR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 5.88%, 10/20/37
(b)
........... 700 703,346
First Franklin Mortgage Loan Trust, Series 2005-
FF10, Class A6M, (1-mo. CME Term SOFR at
0.70% Floor + 0.81%), 4.55%, 11/25/35 .... 473 446,633
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.12%, 08/19/42
(b)
............ 1,155 1,154,503
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.48%,
04/20/34
(b)
....................... 2,500 2,499,118
Golub Capital Partners CLO 77 B Ltd., Series
2024-77A, Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.60%), 5.46%, 01/25/38
(b)
. 2,000 2,005,654
Golub Capital Partners CLO Ltd., Series 2017-
19RA, Class C1R3, (3-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.69%, 10/20/36
(b)
. 1,500 1,504,330
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.53%, 10/15/42
(b)
.. 1,000 997,976
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 5.76%, 04/15/34
(b)
....... 300 300,210
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.37%, 04/20/34
(b)
............ 500 500,264

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
ICG US CLO Ltd., Series 2025-2A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.01%, 01/18/39
(b)
............ USD 1,000 $ 1,001,617
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.21%, 07/15/38
(b)
............ 500 501,609
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class A1, (3-mo. CME Term SOFR at 1.54%
Floor + 1.54%), 5.42%, 07/20/37
(b)
....... 1,000 1,003,467
Madison Park Funding LXIII Ltd., Series 2023-
63A, Class A1R, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.27%, 07/21/38
(b)
.. 1,500 1,505,750
Madison Park Funding XXXIII Ltd.
(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.70%,
10/15/32 ...................... 1,000 1,002,170
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.10%, 10/15/32 ................. 1,000 1,000,000
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A1R, (3-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.16%, 10/17/38
(b)
.. 1,500 1,502,697
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL20, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.18%,
02/18/43
(b)
....................... 700 700,566
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.26%, 01/15/38
(b)
........... 1,000 1,003,662
New Mountain CLO 8 Ltd., Series CLO-8A, Class
A1, (3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 5.13%, 10/20/38
(b)
............ 1,000 1,002,434
Oaktree CLO Ltd., Series 2022-3A, Class BR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.65%, 10/15/37
(b)
............ 1,250 1,253,058
OCP CLO Ltd., Series 2021-22A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.23%, 10/20/37
(b)
............ 1,000 1,004,267
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.15%, 01/22/38
(b)
....... 2,000 2,006,226
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR2, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.21%, 10/20/37
(b)
....... 2,500 2,510,125
OHA Loan Funding Ltd., Series 2013-1A, Class
B1R3, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.76%, 04/23/37
(b)
....... 1,000 1,004,631
Palmer Square CLO Ltd.
(b)
Series 2021-4A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.22%,
07/15/38 ...................... 3,450 3,462,720
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.23%,
07/20/37 ...................... 1,000 1,003,426
Pikes Peak CLO 18, Series 2025-18A, Class A1,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.10%, 04/20/38
(b)
............ 1,750 1,752,724
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.28%, 07/17/37
(b)
............ 2,990 2,999,735
Regatta XVII Funding Ltd., Series 2020-1A,
Class AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.28%, 10/15/37
(b)
....... 1,500 1,505,730
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.20%, 01/20/38
(b)
....... 2,500 2,507,988
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.05%, 04/15/40
(b)
.................. USD 1,250 $ 1,248,750
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.23%, 10/20/38
(b)
.. 1,300 1,303,880
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.28%, 07/18/37
(b)
....... 1,000 1,003,432
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.58%, 01/20/38
(b)
............ 2,000 2,006,836
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(b)
............ 1,500 1,503,750
Silver Point CLO 5 Ltd., Series 2024-5A, Class
B, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.63%, 10/20/37
(b)
............ 5,000 5,015,365
Silver Point CLO 8 Ltd., Series 2025-8A, Class
B, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.40%, 04/15/38
(b)
............ 1,000 1,001,280
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.48%, 07/17/38
(b)
....... 1,000 1,003,275
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.53%, 07/17/38
(b)
....... 750 752,254
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.34%, 07/15/34
(b)
............ 1,000 1,000,440
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.22%, 01/05/38
(b)
............ 2,500 2,509,292
Symphony CLO 43 Ltd., Series 2024-43A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.42%, 04/15/37
(b)
............ 1,000 1,003,453
Symphony CLO XXIX Ltd., Series 2021-29A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.93%, 10/15/35
(b)
....... 1,000 1,002,308
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 5.67%, 01/15/34
(b)
............ 1,000 1,002,036
Trestles CLO IV Ltd., Series 2021-4A, Class
AR1, (3-mo. CME Term SOFR at 1.28% Floor
+ 1.28%), 5.07%, 10/30/38
(b)
........... 1,500 1,503,837
Trimaran CAVU Ltd.
(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.28%,
07/23/37 ...................... 2,000 2,007,036
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.66%,
07/23/37 ...................... 1,000 1,001,156
Series 2025-2A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.61%,
03/18/38 ...................... 1,000 1,003,752
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A1R, (3-mo. CME Term SOFR at 1.31% Floor
+ 1.31%), 5.19%, 10/20/38
(b)
........... 2,000 2,004,683
Trinitas CLO XXXII Ltd., Series 2025-32A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.27%, 07/23/38
(b)
............ 1,000 1,004,740
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.24%, 01/20/38
(b)
....... 1,500 1,505,085

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.24%, 07/18/37
(b)
. USD 1,000 $ 1,003,376
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.25%, 10/24/37
(b)
....... 1,500 1,505,305
Total Asset-Backed Securities — 14 .0%
(Cost: $ 120,877,385 ) .............................. 121,138,558
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
Airbus SE .......................... 141 32,744
Axon Enterprise, Inc.
(c)
................. 28 15,902
BAE Systems plc ..................... 35,246 811,189
BWX Technologies, Inc. ................ 175 30,247
Curtiss-Wright Corp. ................... 97 53,473
Dassault Aviation SA .................. 227 72,777
GE Aerospace ....................... 2,806 864,332
General Dynamics Corp. ................ 109 36,696
Hanwha Aerospace Co. Ltd.
(c)
............ 56 36,571
Hanwha Systems Co. Ltd.
(c)
.............. 450 16,996
HEICO Corp. ....................... 171 55,334
Hensoldt AG ........................ 984 84,279
Hexcel Corp. ........................ 256 18,918
Howmet Aerospace, Inc. ................ 350 71,757
Huntington Ingalls Industries, Inc. .......... 140 47,610
Kongsberg Gruppen ASA ............... 2,734 70,060
Korea Aerospace Industries Ltd. ........... 213 16,877
Kratos Defense & Security Solutions, Inc.
(c)
... 608 46,153
L3Harris Technologies, Inc. .............. 230 67,521
Leonardo DRS, Inc. ................... 1,140 38,863
Leonardo SpA ....................... 1,481 84,714
Lockheed Martin Corp. ................. 286 138,330
Melrose Industries plc .................. 767 6,049
Moog, Inc. , Class A ................... 74 18,023
Northrop Grumman Corp. ............... 523 298,220
Rheinmetall AG ...................... 72 131,356
Rolls-Royce Holdings plc ............... 2,123 32,834
RTX Corp. ......................... 961 176,247
Saab AB , Class B .................... 1,440 83,549
Safran SA .......................... 124 43,191
Singapore Technologies Engineering Ltd. ..... 4,100 26,790
Textron, Inc. ........................ 296 25,802
Thales SA .......................... 400 107,906
TransDigm Group, Inc. ................. 61 81,121
Woodward, Inc. ...................... 92 27,813
3,770,244
Air Freight & Logistics — 0.0%
FedEx Corp. ........................ 886 255,930
Automobile Components — 0.0%
Bridgestone Corp. .................... 3,400 76,498
Cie Generale des Etablissements Michelin SCA 2,032 67,353
Magna International, Inc. ................ 811 43,234
187,085
Automobiles — 0.2%
Honda Motor Co. Ltd. .................. 72,000 706,657
Kia Corp. .......................... 5,866 497,281
Subaru Corp. ....................... 1,800 38,756
Toyota Motor Corp. ................... 13,300 285,645
Security
Shares
Shares Value
Automobiles (continued)
Yamaha Motor Co. Ltd. ................. 2,800 $ 20,766
1,549,105
Banks — 1.0%
AIB Group plc ....................... 6,444 68,889
Banco Bilbao Vizcaya Argentaria SA ........ 42,123 988,088
Banco Santander SA .................. 13,106 154,264
Bank of America Corp. ................. 11,071 608,905
Bank of Ireland Group plc ............... 3,211 61,411
Banque Cantonale Vaudoise (Registered) .... 105 13,274
BNP Paribas SA ..................... 9,480 896,875
BOC Hong Kong Holdings Ltd. ............ 11,500 58,362
Citizens Financial Group, Inc. ............ 12,365 722,240
Commerzbank AG .................... 2,723 114,923
DBS Group Holdings Ltd. ............... 6,200 271,589
DNB Bank ASA ...................... 2,663 74,193
Erste Group Bank AG .................. 745 89,333
Grupo Financiero Banorte SAB de CV , Class O 46,600 432,009
HDFC Bank Ltd. , ADR ................. 19,371 707,816
HSBC Holdings plc ................... 18,033 283,766
ING Groep NV ....................... 4,880 137,168
Intesa Sanpaolo SpA .................. 20,810 143,799
JPMorgan Chase & Co. ................ 1,815 584,829
M&T Bank Corp. ..................... 3,556 716,463
NatWest Group plc .................... 24,461 214,579
Nordea Bank Abp .................... 14,522 273,221
Oversea-Chinese Banking Corp. Ltd. ....... 10,400 159,778
Raiffeisen Bank International AG .......... 1,300 57,924
Regions Financial Corp. ................ 3,518 95,338
UniCredit SpA ....................... 5,277 437,076
United Overseas Bank Ltd. .............. 3,900 106,219
8,472,331
Beverages — 0.2%
Brown-Forman Corp. , Class B ............ 2,448 63,795
Coca-Cola Co. (The) .................. 22,208 1,552,561
Coca-Cola HBC AG ................... 683 35,334
Keurig Dr Pepper, Inc. ................. 9,249 259,065
PepsiCo, Inc. ....................... 1,331 191,025
2,101,780
Biotechnology — 0.1%
AbbVie, Inc. ........................ 949 216,837
Amgen, Inc. ........................ 417 136,488
CSL Ltd. ........................... 1,530 176,075
Gilead Sciences, Inc. .................. 941 115,498
Regeneron Pharmaceuticals, Inc. .......... 80 61,750
706,648
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. .............. 9,500 174,429
Alibaba Group Holding Ltd. , ADR .......... 7,167 1,050,539
Canadian Tire Corp. Ltd. , Class A .......... 148 18,756
eBay, Inc. .......................... 922 80,306
1,324,030
Building Products — 0.2%
A O Smith Corp. ..................... 476 31,835
Belimo Holding AG (Registered) ........... 39 38,105
Carrier Global Corp. ................... 16,526 873,234
Cie de Saint-Gobain SA ................ 2,077 211,214
Geberit AG (Registered) ................ 83 64,460
Johnson Controls International plc ......... 598 71,610
Kingspan Group plc ................... 619 53,339
Nibe Industrier AB , Class B .............. 9,169 35,047
ROCKWOOL A/S , Class B .............. 1,013 35,591

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Trane Technologies plc ................. 205 $ 79,786
1,494,221
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) ....... 1,274 147,899
CBOE Global Markets, Inc. .............. 246 61,746
Charles Schwab Corp. (The) ............. 8,291 828,354
Deutsche Bank AG (Registered) ........... 3,414 131,572
Goldman Sachs Group, Inc. (The) ......... 491 431,589
Intercontinental Exchange, Inc. ........... 4,724 765,099
Moody's Corp. ....................... 1,527 780,068
Morgan Stanley ...................... 3,597 638,575
MSCI, Inc. ......................... 178 102,124
Nasdaq, Inc. ........................ 1,151 111,796
Partners Group Holding AG .............. 71 87,116
Raymond James Financial, Inc. ........... 232 37,257
S&P Global, Inc. ..................... 312 163,048
State Street Corp. .................... 764 98,564
4,384,807
Chemicals — 0.2%
Air Liquide SA ....................... 3,355 630,586
Air Products & Chemicals, Inc. ............ 922 227,753
Akzo Nobel NV ...................... 720 50,098
Arkema SA ......................... 472 28,765
Asahi Kasei Corp. .................... 4,100 36,444
BASF SE .......................... 1,552 81,664
DSM-Firmenich AG ................... 544 43,884
DuPont de Nemours, Inc. ............... 466 18,733
Evonik Industries AG .................. 2,531 39,499
Linde plc .......................... 910 388,015
Mosaic Co. (The) ..................... 1,266 30,498
Nutrien Ltd. ......................... 1,458 89,994
PPG Industries, Inc. ................... 940 96,312
Sherwin-Williams Co. (The) .............. 344 111,466
Sika AG (Registered) .................. 452 91,768
1,965,479
Commercial Services & Supplies — 0.1%
Bilfinger SE ......................... 559 69,942
Brambles Ltd. ....................... 4,204 64,196
Rentokil Initial plc ..................... 7,654 45,668
Republic Services, Inc. ................. 2,628 556,952
Rollins, Inc. ......................... 849 50,957
Securitas AB , Class B .................. 1,416 22,519
SPIE SA ........................... 1,519 87,573
Veralto Corp. ........................ 272 27,140
Waste Management, Inc. ................ 385 84,588
1,009,535
Communications Equipment — 0.0%
Arista Networks, Inc.
(c)
................. 755 98,928
Cisco Systems, Inc. ................... 1,654 127,408
F5, Inc.
(c)
.......................... 247 63,049
Motorola Solutions, Inc. ................ 101 38,715
Telefonaktiebolaget LM Ericsson , Class B .... 8,437 82,109
410,209
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA 565 56,085
Bouygues SA ....................... 586 30,463
Eiffage SA ......................... 823 117,919
EMCOR Group, Inc. ................... 102 62,403
Ferrovial SE ........................ 2,253 145,973
Kajima Corp. ........................ 1,300 48,474
MasTec, Inc.
(c)
....................... 293 63,689
Quanta Services, Inc. .................. 198 83,568
Security
Shares
Shares Value
Construction & Engineering (continued)
Skanska AB , Class B .................. 3,056 $ 83,271
Strabag SE ......................... 264 25,087
Vinci SA ........................... 1,838 258,576
Webuild SpA ........................ 13,267 52,841
1,028,349
Construction Materials — 0.0%
Buzzi SpA .......................... 740 44,734
Heidelberg Materials AG ................ 269 69,740
Holcim AG ......................... 827 80,509
Wienerberger AG ..................... 883 31,508
226,491
Consumer Finance — 0.0%
American Express Co. ................. 637 235,658
Consumer Staples Distribution & Retail — 0.3%
Coles Group Ltd. ..................... 4,067 58,131
Costco Wholesale Corp. ................ 687 592,428
Dollar General Corp. .................. 191 25,359
Koninklijke Ahold Delhaize NV ............ 2,669 109,447
Kroger Co. (The) ..................... 3,120 194,938
Target Corp. ........................ 4,038 394,714
Tesco plc .......................... 19,834 117,949
Walmart, Inc. ........................ 11,004 1,225,956
2,718,922
Containers & Packaging — 0.0%
Avery Dennison Corp. .................. 275 50,017
SIG Group AG ....................... 902 12,866
62,883
Diversified Consumer Services — 0.1%
Service Corp. International .............. 8,522 664,460
Diversified REITs — 0.0%
Broadstone Net Lease, Inc. .............. 4,159 72,242
Merlin Properties Socimi SA ............. 11,618 169,141
United Urban Investment Corp. ........... 135 157,445
398,828
Diversified Telecommunication Services — 0.3%
AT&T, Inc. .......................... 7,542 187,343
BT Group plc ........................ 18,943 46,930
Deutsche Telekom AG (Registered) ........ 3,060 99,606
Elisa OYJ .......................... 441 19,543
Infrastrutture Wireless Italiane SpA
(b) (d)
....... 20,027 185,334
Koninklijke KPN NV ................... 193,734 905,264
Orange SA ......................... 5,797 96,732
Singapore Telecommunications Ltd. ........ 23,100 81,728
Telenor ASA ........................ 1,900 27,635
TELUS Corp. ....................... 31,837 419,607
Verizon Communications, Inc. ............ 4,230 172,288
2,242,010
Electric Utilities — 0.3%
Acciona SA ......................... 352 76,609
Alliant Energy Corp. ................... 1,198 77,882
American Electric Power Co., Inc. .......... 1,561 179,999
CLP Holdings Ltd. .................... 5,500 49,197
Constellation Energy Corp. .............. 342 120,818
Duke Energy Corp. ................... 1,925 225,629
Elia Group SA/NV .................... 325 41,822
Endesa SA ......................... 1,132 40,748
Enel SpA .......................... 24,692 256,731
Entergy Corp. ....................... 1,591 147,056
Evergy, Inc. ......................... 1,086 78,724
Eversource Energy ................... 2,813 189,399

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ........................ 1,150 $ 50,129
FirstEnergy Corp. .................... 2,265 101,404
NextEra Energy, Inc. .................. 3,647 292,781
NRG Energy, Inc. ..................... 236 37,581
PG&E Corp. ........................ 7,353 118,163
Pinnacle West Capital Corp. ............. 802 71,137
PPL Corp. ......................... 3,442 120,539
Southern Co. (The) ................... 2,679 233,609
Xcel Energy, Inc. ..................... 2,024 149,493
2,659,450
Electrical Equipment — 0.2%
ABB Ltd. (Registered) .................. 1,237 91,189
AMETEK, Inc. ....................... 208 42,704
Eaton Corp. plc ...................... 266 84,724
Emerson Electric Co. .................. 681 90,382
GE Vernova, Inc. ..................... 178 116,335
Generac Holdings, Inc.
(c)
................ 289 39,411
Hubbell, Inc. ........................ 2,191 973,045
Legrand SA ........................ 358 53,221
Nexans SA ......................... 219 32,193
NKT A/S
(c)
.......................... 259 32,343
nVent Electric plc ..................... 333 33,956
nVent Electric plc ..................... 115 11,727
Prysmian SpA ....................... 598 59,655
Siemens Energy AG
(c)
.................. 484 67,900
Vertiv Holdings Co. , Class A ............. 489 79,223
1,808,008
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp. , Class A ............... 1,027 138,789
Keysight Technologies, Inc.
(c)
............. 65 13,207
Murata Manufacturing Co. Ltd. ............ 5,100 105,407
Shimadzu Corp. ...................... 800 21,297
Teledyne Technologies, Inc.
(c)
............. 62 31,665
310,365
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 11,286 513,964
Entertainment — 0.0%
Electronic Arts, Inc. ................... 239 48,835
Financial Services — 0.1%
Aimbridge Topco LLC
(c) (e)
................ 899 60,458
Banca Mediolanum SpA ................ 682 15,486
Edenred SE ........................ 742 16,402
Poste Italiane SpA
(b) (d)
.................. 1,385 34,769
Visa, Inc. , Class A .................... 1,676 587,790
714,905
Food Products — 0.1%
General Mills, Inc. .................... 564 26,226
H-Food Holdings LLC
(c)
................. 737 11,116
Hormel Foods Corp. ................... 4,056 96,127
McCormick & Co., Inc. (Non-Voting) ........ 1,116 76,011
Mondelez International, Inc. , Class A ........ 7,646 411,584
Nestle SA (Registered) ................. 2,623 260,357
Orkla ASA .......................... 2,131 23,730
905,151
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 1,213 203,335
Snam SpA ......................... 6,370 42,328
245,663
Security
Shares
Shares Value
Ground Transportation — 0.1%
Canadian National Railway Co. ........... 1,604 $ 158,641
SIRVA, Inc.
(c)
........................ 58 49
Union Pacific Corp. ................... 3,472 803,143
961,833
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories ................... 6,885 862,622
Baxter International, Inc. ................ 1,936 36,997
Becton Dickinson & Co. ................ 616 119,547
Boston Scientific Corp.
(c)
................ 1,004 95,731
Coloplast A/S , Class B ................. 386 33,094
Cooper Cos., Inc. (The)
(c)
............... 703 57,618
Dexcom, Inc.
(c)
....................... 758 50,308
Edwards Lifesciences Corp.
(c)
............ 889 75,787
GE HealthCare Technologies, Inc. ......... 1,224 100,393
Hologic, Inc.
(c)
....................... 737 54,899
Insulet Corp.
(c)
....................... 160 45,478
Intuitive Surgical, Inc.
(c)
................. 244 138,192
Medtronic plc ....................... 2,065 198,364
ResMed, Inc. ....................... 540 130,070
Siemens Healthineers AG
(b) (d)
............. 1,008 52,837
Solventum Corp.
(c)
.................... 644 51,031
STERIS plc ......................... 377 95,577
Stryker Corp. ....................... 541 190,145
Zimmer Biomet Holdings, Inc. ............ 521 46,848
2,435,538
Health Care Providers & Services — 0.6%
Brookdale Senior Living, Inc.
(c)
............ 21,853 235,794
Cardinal Health, Inc. ................... 998 205,089
Cencora, Inc. ....................... 637 215,147
Centene Corp.
(c)
..................... 2,985 122,833
Cigna Group (The) .................... 1,565 430,735
CVS Health Corp. .................... 3,246 257,602
Elevance Health, Inc. .................. 1,384 485,161
HCA Healthcare, Inc. .................. 246 114,847
Henry Schein, Inc.
(c)
................... 1,096 82,836
Humana, Inc. ....................... 532 136,261
McKesson Corp. ..................... 336 275,617
Molina Healthcare, Inc.
(c)
................ 439 76,184
Sonic Healthcare Ltd. .................. 1,399 21,065
UnitedHealth Group, Inc. ................ 6,315 2,084,645
4,743,816
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. ........ 1,726 84,471
American Healthcare REIT, Inc. ........... 7,502 353,044
CareTrust REIT, Inc. ................... 6,771 244,839
Healthpeak Properties, Inc. .............. 3,027 48,674
Welltower, Inc. ....................... 527 97,817
828,845
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 139 57,078
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc. ............... 562 103,419
Domino's Pizza, Inc. ................... 79 32,929
Evolution AB
(b) (d)
...................... 405 27,500
Fortrex Holdings LLC
(c) (e)
................ 498 13,446
McDonald's Corp. .................... 682 208,440
Restaurant Brands International, Inc. ........ 962 65,645
Yum! Brands, Inc. .................... 1,100 166,408
617,787

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 0.1%
Lennar Corp. , Class A .................. 653 $ 67,128
Sekisui House Ltd. .................... 1,800 40,164
Taylor Wimpey plc .................... 387,202 560,284
667,576
Household Products — 0.1%
Colgate-Palmolive Co. ................. 865 68,352
Henkel AG & Co. KGaA ................ 311 23,669
Kimberly-Clark Corp. .................. 379 38,237
Procter & Gamble Co. (The) ............. 1,950 279,455
Reckitt Benckiser Group plc .............. 2,014 162,972
572,685
Independent Power and Renewable Electricity Producers — 0.0%
RWE AG .......................... 1,197 63,425
Industrial Conglomerates — 0.0%
DCC plc ........................... 305 19,001
Honeywell International, Inc. ............. 164 31,995
Sekisui Chemical Co. Ltd. ............... 1,200 20,181
Siemens AG (Registered) ............... 266 74,500
Smiths Group plc ..................... 282 8,920
154,597
Industrial REITs — 0.2%
EastGroup Properties, Inc. .............. 1,520 270,773
Goodman Group ..................... 12,134 249,696
LondonMetric Property plc ............... 104,986 267,657
Mitsui Fudosan Logistics Park, Inc. ......... 175 136,137
Prologis, Inc. ........................ 3,667 468,129
Tritax Big Box REIT plc ................. 61,723 126,127
Warehouses De Pauw CVA .............. 5,491 142,400
1,660,919
Insurance — 0.6%
Admiral Group plc .................... 830 35,506
Ageas SA .......................... 448 31,387
Allianz SE (Registered) ................. 3,360 1,553,588
Allstate Corp. (The) ................... 767 159,651
American International Group, Inc. ......... 526 44,999
ASR Nederland NV ................... 472 33,583
Assurant, Inc. ....................... 3,035 730,980
AXA SA ........................... 5,275 253,100
Chubb Ltd. ......................... 362 112,987
Cincinnati Financial Corp. ............... 169 27,601
Generali ........................... 2,587 108,107
Hartford Insurance Group, Inc. (The) ........ 300 41,340
Marsh & McLennan Cos., Inc. ............ 831 154,167
NN Group NV ....................... 796 61,407
Progressive Corp. (The) ................ 6,087 1,386,132
Travelers Cos., Inc. (The) ............... 240 69,614
Tryg A/S ........................... 1,011 26,439
Unipol Assicurazioni SpA ................ 1,093 26,223
4,856,811
Interactive Media & Services — 0.5%
Alphabet, Inc. , Class A ................. 9,104 2,849,552
Meta Platforms, Inc. , Class A ............. 1,926 1,271,333
4,120,885
IT Services — 0.2%
Accenture plc , Class A ................. 5,290 1,419,307
Applied Digital Corp.
(c)
................. 273 6,694
Indra Sistemas SA .................... 142 8,072
NEXTDC Ltd.
(c) (f)
..................... 13,946 116,114
Travelport Technology Ltd.
(c) (e)
............ 30 88,161
1,638,348
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. ............... 1,012 $ 137,703
Danaher Corp. ...................... 1,246 285,234
Thermo Fisher Scientific, Inc. ............. 626 362,736
West Pharmaceutical Services, Inc. ........ 307 84,468
870,141
Machinery — 0.5%
Aalberts NV ........................ 657 21,657
Alstom SA
(c)
........................ 3,001 88,535
Atlas Copco AB , Class A ................ 4,681 83,334
Caterpillar, Inc. ...................... 184 105,408
Construcciones y Auxiliar de Ferrocarriles SA .. 209 14,431
Cummins, Inc. ....................... 504 257,267
Deere & Co. ........................ 567 263,978
Fincantieri SpA
(c)
..................... 1,541 29,944
GEA Group AG ...................... 1,188 80,288
Georg Fischer AG (Registered) ........... 1,080 72,352
Illinois Tool Works, Inc. ................. 1,321 325,362
IMI plc ............................ 2,514 83,859
Indutrade AB ........................ 1,000 25,921
Interpump Group SpA .................. 1,270 69,084
KION Group AG ...................... 1,135 89,685
Knorr-Bremse AG .................... 914 101,401
Komatsu Ltd. ....................... 3,000 95,197
Kone OYJ , Class B ................... 1,012 71,693
Kubota Corp. ....................... 3,100 43,929
Mitsubishi Heavy Industries Ltd. ........... 800 19,530
Nordson Corp. ....................... 139 33,420
Oshkosh Corp. ...................... 143 17,965
Otis Worldwide Corp. .................. 11,395 995,353
PACCAR, Inc. ....................... 3,623 396,755
Parker-Hannifin Corp. .................. 1,165 1,023,989
RENK Group AG ..................... 570 35,523
SKF AB , Class B ..................... 999 26,442
Snap-on, Inc. ....................... 200 68,920
Spirax Group plc ..................... 235 21,478
Stadler Rail AG ...................... 671 16,963
Techtronic Industries Co. Ltd. ............. 4,500 51,764
Vossloh AG ......................... 201 17,938
Westinghouse Air Brake Technologies Corp. ... 118 25,187
Xylem, Inc. ......................... 401 54,608
4,729,160
Marine Transportation — 0.0%
Nippon Yusen KK ..................... 1,200 38,870
Media — 0.1%
Comcast Corp. , Class A ................ 19,150 572,394
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 3,651 )
(c) (e) (g)
............ 571 63,952
Publicis Groupe SA ................... 702 72,901
709,247
Metals & Mining — 0.1%
ArcelorMittal SA ...................... 1,510 69,339
Aurubis AG ......................... 327 47,334
Endeavour Mining plc .................. 597 31,192
Evolution Mining Ltd. .................. 6,195 51,844
Freeport-McMoRan, Inc. ................ 1,199 60,897
Newmont Corp. ...................... 1,045 104,343
South32 Ltd. ........................ 13,351 31,603
Southern Copper Corp. ................. 464 66,570
Steel Dynamics, Inc. ................... 329 55,749
518,871

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities — 0.3%
Ameren Corp. ....................... 1,444 $ 144,198
CenterPoint Energy, Inc. ................ 3,000 115,020
CMS Energy Corp. .................... 18,546 1,296,922
Consolidated Edison, Inc. ............... 389 38,636
Dominion Energy, Inc. .................. 2,430 142,374
DTE Energy Co. ..................... 239 30,826
E.ON SE .......................... 3,666 69,415
Public Service Enterprise Group, Inc. ....... 1,611 129,363
Sempra ........................... 1,765 155,832
Veolia Environnement SA ............... 1,969 68,516
WEC Energy Group, Inc. ................ 2,797 294,972
2,486,074
Office REITs — 0.1%
BXP, Inc. .......................... 3,030 204,465
Cousins Properties, Inc. ................ 9,632 248,313
Empire State Realty Trust, Inc. , Class A ...... 1,543 10,060
Hudson Pacific Properties, Inc.
(c)
.......... 5,705 61,785
SL Green Realty Corp. ................. 2,032 93,208
617,831
Oil, Gas & Consumable Fuels — 0.5%
Antero Resources Corp.
(c)
............... 1,541 53,103
Canadian Natural Resources Ltd. .......... 6,458 218,741
ConocoPhillips ...................... 6,599 617,732
Coterra Energy, Inc. ................... 7,017 184,687
EOG Resources, Inc. .................. 2,906 305,159
EQT Corp. ......................... 1,289 69,090
Expand Energy Corp. .................. 1,483 163,664
Kinder Morgan, Inc. ................... 3,406 93,631
Pembina Pipeline Corp. ................ 1,788 68,117
Phillips 66 .......................... 2,216 285,953
Range Resources Corp. ................ 1,302 45,909
Repsol SA ......................... 3,573 66,667
Shell plc ........................... 18,374 680,648
South Bow Corp. ..................... 1,713 47,056
TC Energy Corp. ..................... 1,441 79,269
TotalEnergies SE ..................... 3,970 258,836
Williams Cos., Inc. (The) ................ 17,449 1,048,859
4,287,121
Passenger Airlines — 0.0%
International Consolidated Airlines Group SA .. 3,719 20,649
Pharmaceuticals — 0.9%
AstraZeneca plc ..................... 9,061 1,676,823
Bayer AG (Registered) ................. 3,397 147,347
Bristol-Myers Squibb Co. ................ 1,410 76,055
Eli Lilly & Co. ....................... 1,317 1,415,354
GSK plc ........................... 7,566 185,497
Haleon plc ......................... 24,539 124,005
Hikma Pharmaceuticals plc .............. 459 9,569
Ipsen SA .......................... 393 54,835
Johnson & Johnson ................... 1,020 211,089
Kyowa Kirin Co. Ltd. ................... 700 11,266
Merck & Co., Inc. ..................... 10,681 1,124,282
Novartis AG (Registered) ............... 1,763 242,934
Novo Nordisk A/S , Class B .............. 7,026 356,348
Orion OYJ , Class B ................... 909 67,818
Pfizer, Inc. ......................... 4,310 107,319
Recordati Industria Chimica e Farmaceutica SpA 1,077 61,140
Roche Holding AG .................... 1,412 584,018
Sanofi SA .......................... 11,402 1,103,203
UCB SA ........................... 529 147,394
Zoetis, Inc. , Class A ................... 1,263 158,911
7,865,207
Security
Shares
Shares Value
Professional Services — 0.1%
Automatic Data Processing, Inc. ........... 1,293 $ 332,598
Broadridge Financial Solutions, Inc. ........ 277 61,818
Equifax, Inc. ........................ 3,528 765,506
Intertek Group plc .................... 493 30,574
Leidos Holdings, Inc. .................. 146 26,338
Verisk Analytics, Inc. ................... 155 34,672
1,251,506
Real Estate Management & Development — 0.1%
Lendlease Corp. Ltd.
(h)
................. 20,389 70,450
Mitsubishi Estate Co. Ltd. ............... 3,800 92,321
Mitsui Fudosan Co. Ltd. ................ 25,100 285,243
Sun Hung Kai Properties Ltd. ............. 14,500 176,556
TAG Immobilien AG ................... 2,226 34,476
Tokyu Fudosan Holdings Corp. ............ 8,200 74,907
VGP NV ........................... 772 89,063
Vonovia SE ......................... 6,220 179,008
Wharf Real Estate Investment Co. Ltd. ...... 46,000 145,387
1,147,411
Residential REITs — 0.1%
AvalonBay Communities, Inc. ............ 1,229 222,830
Centurion Accommodation REIT
(c)
.......... 15,900 13,713
Equity LifeStyle Properties, Inc. ........... 5,141 311,596
Invitation Homes, Inc. .................. 6,120 170,075
UDR, Inc. .......................... 5,305 194,587
UNITE Group plc (The) ................. 16,135 121,477
1,034,278
Retail REITs — 0.1%
Agree Realty Corp. ................... 3,548 255,563
Federal Realty Investment Trust ........... 1,313 132,350
Primaris REIT ....................... 7,082 80,440
Regency Centers Corp. ................ 3,156 217,859
Simon Property Group, Inc. .............. 1,820 336,900
1,023,112
Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials, Inc. ................. 5,246 1,348,170
BE Semiconductor Industries NV .......... 226 35,332
Broadcom, Inc. ...................... 8,067 2,791,989
KLA Corp. .......................... 131 159,175
MediaTek, Inc. ....................... 19,000 862,699
Monolithic Power Systems, Inc. ........... 43 38,973
NXP Semiconductors NV ............... 719 156,066
Renesas Electronics Corp.
(c)
............. 5,800 79,442
SCREEN Holdings Co. Ltd. .............. 300 29,221
Taiwan Semiconductor Manufacturing Co. Ltd. . 35,000 1,720,505
Tokyo Electron Ltd. ................... 1,300 289,546
7,511,118
Software — 0.6%
Check Point Software Technologies Ltd.
(c)
.... 85 15,773
Cipher Mining, Inc.
(c)
................... 689 10,170
Cleanspark, Inc.
(c) (f)
.................... 607 6,143
Core Scientific, Inc.
(c)
.................. 896 13,046
CyberArk Software Ltd.
(c)
................ 50 22,303
Fortinet, Inc.
(c)
....................... 460 36,529
Gen Digital, Inc. ...................... 703 19,115
Hut 8 Corp.
(c)
........................ 318 14,609
Intuit, Inc. .......................... 253 167,592
Microsoft Corp. ...................... 6,865 3,320,051
Open Text Corp. ..................... 767 24,979
Oracle Corp. ........................ 4,150 808,876
Palo Alto Networks, Inc.
(c)
............... 287 52,865
Sage Group plc (The) .................. 3,008 43,750
SAP SE ........................... 2,719 660,631

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Terawulf, Inc.
(c)
...................... 896 $ 10,295
Trend Micro, Inc.
(c)
.................... 400 16,613
Zscaler, Inc.
(c)
....................... 122 27,440
5,270,780
Specialized REITs — 0.2%
DigiCo Infrastructure REIT
(h)
............. 26,314 48,200
Digital Realty Trust, Inc. ................ 678 104,893
Equinix, Inc. ........................ 718 550,103
Iron Mountain, Inc. .................... 4,071 337,689
Keppel DC REIT ..................... 74,496 130,267
National Storage REIT
(h)
................ 49,013 89,072
Outfront Media, Inc. ................... 7,373 177,689
Public Storage ....................... 797 206,822
Smartstop Self Storage REIT, Inc. .......... 5,546 171,593
VICI Properties, Inc. ................... 1,165 32,760
1,849,088
Specialty Retail — 0.2%
H & M Hennes & Mauritz AB , Class B ....... 1,387 27,801
Home Depot, Inc. (The) ................ 1,203 413,952
Industria de Diseno Textil SA ............. 13,867 914,732
Lowe's Cos., Inc. ..................... 1,606 387,303
Williams-Sonoma, Inc. ................. 230 41,076
1,784,864
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. ......................... 4,064 1,104,839
Dell Technologies, Inc. , Class C ........... 1,440 181,267
FUJIFILM Holdings Corp. ............... 3,400 72,143
HP, Inc. ........................... 6,265 139,584
Pure Storage, Inc. , Class A
(c)
............. 689 46,170
1,544,003
Tobacco — 0.2%
Altria Group, Inc. ..................... 1,748 100,790
British American Tobacco plc ............. 21,835 1,237,840
Imperial Brands plc ................... 2,338 98,173
Philip Morris International, Inc. ............ 1,465 234,986
1,671,789
Trading Companies & Distributors — 0.1%
AddTech AB , Class B .................. 1,056 37,191
Brenntag SE ........................ 352 20,432
Bunzl plc .......................... 1,072 29,935
Mitsui & Co. Ltd. ..................... 7,200 213,821
Rexel SA .......................... 2,212 86,759
RS GROUP plc ...................... 7,568 63,451
Sumitomo Corp. ..................... 3,300 114,221
Toyota Tsusho Corp. ................... 2,300 77,554
643,364
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC
(b) (c) (e)
.............. 1,311 7,460
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 902 117,711
Severn Trent plc ..................... 900 33,796
United Utilities Group plc ................ 2,218 35,635
187,142
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(c)
.................. 1,565 $ 27,562
T-Mobile US, Inc. ..................... 2,149 436,333
463,895
Total Common Stocks — 13 .1%
(Cost: $ 104,314,556 ) .............................. 113,328,470
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.7%
Boeing Co. (The)
2.20% , 02/04/26 ................... USD 314 313,402
2.70% , 02/01/27 ................... 450 443,440
6.26% , 05/01/27 ................... 966 991,132
3.20% , 03/01/29 ................... 644 624,340
5.15% , 05/01/30 ................... 786 807,623
3.63% , 02/01/31 ................... 505 485,099
3.60% , 05/01/34 ................... 321 291,643
3.90% , 05/01/49 ................... 9 6,704
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 18 19,060
General Electric Co., 4.30%, 07/29/30 ...... 400 403,399
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 80 80,614
5.35% , 06/01/34 ................... 17 17,598
4.85% , 04/27/35 ................... 118 117,696
Lockheed Martin Corp.
4.45% , 05/15/28 ................... 23 23,281
4.40% , 08/15/30 ................... 385 388,699
4.75% , 02/15/34 ................... 22 22,306
4.80% , 08/15/34 ................... 55 55,572
3.60% , 03/01/35 ................... 28 25,840
Series B , 6.15% , 09/01/36 ............. 23 25,590
Northrop Grumman Corp., 3.25%, 01/15/28 ... 114 112,537
RTX Corp.
5.75% , 01/15/29 ................... 131 137,017
6.10% , 03/15/34 ................... 238 260,394
Textron, Inc., 4.95%, 03/15/36 ........... 240 238,235
Wolverine Escrow LLC, 0.00%, 11/15/26
(e)
.... 92 —
5,891,221
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 ........... 105 95,266
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd.
4.35% , 03/15/29 ................... 198 198,904
4.65% , 09/13/29 ................... 881 897,476
3.25% , 03/01/32 ................... 185 172,870
5.15% , 09/13/34 ................... 200 201,821
1,471,071
Automobiles — 0.0%
Ford Motor Co., 9.63%, 04/22/30 ......... 22 25,467
General Motors Co., 5.35%, 04/15/28 ...... 245 250,973
Hyundai Capital America, 4.88%, 06/23/27
(b)
.. 175 176,882
453,322
Banks — 5.6%
AIB Group plc, (1-day SOFR + 1.65%), 5.32%,
05/15/31
(a) (b)
..................... 580 598,529
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 832 863,725
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
200 176,828

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
(a)
(1-day SOFR + 1.29%), 5.08% , 01/20/27 .. USD 550 $ 550,266
Series RR , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38%
(i)
....................... 87 86,058
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. 591 583,461
(1-day SOFR + 1.05%), 2.55% , 02/04/28 .. 659 648,220
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 1,056 1,048,722
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 63 62,207
(3-mo. CME Term SOFR + 1.33%), 3.97% ,
03/05/29 ...................... 1,492 1,489,574
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 340 344,510
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 312 297,618
(1-day SOFR + 1.57%), 5.82% , 09/15/29 .. 323 336,916
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 1,002 1,034,419
(1-day SOFR + 1.33%), 2.97% , 02/04/33 .. 145 132,603
Bank of Montreal, Series 6, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88%, 11/26/85
(a)
............ 200 205,789
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ 200 214,164
Barclays plc
(a)
(1-day SOFR + 2.21%), 5.83% , 05/09/27 .. 400 402,251
(1-day SOFR + 1.49%), 5.67% , 03/12/28 .. 251 255,470
(1-day SOFR + 0.96%), 5.09% , 02/25/29 .. 400 407,636
(1-day SOFR + 1.08%), 4.48% , 11/11/29 ... 401 403,213
BNP Paribas SA
(a)(b)
(1-day SOFR + 1.45%), 4.79% , 05/09/29 .. 331 334,676
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(i)
.... 200 211,236
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 6.88%
(i)
.... 340 341,459
CaixaBank SA, (1-day SOFR + 1.14%), 4.63%,
07/03/29
(a) (b)
..................... 252 254,506
Citigroup, Inc.
Series X , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.42%),
3.88%
(a) (i)
...................... 174 173,393
Series T , (3-mo. CME Term SOFR + 4.78%),
6.25%
(a) (i)
...................... 86 86,082
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(a)
. 332 334,695
4.13% , 07/25/28 ................... 325 324,867
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(a)
..................... 550 549,622
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
. 495 507,945
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
..................... 1,496 1,482,438
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(a)
. 301 303,394
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
. 61 58,095
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
. 857 802,188
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
. 908 927,417
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
. 147 136,200
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(a)
. 205 205,634
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
. 53 48,099
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 152 144,929
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(a)
. 351 364,763
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(a)
. 47 49,227
Credit Agricole SA, (1-day SOFR + 1.46%),
5.22%, 05/27/31
(a) (b)
................ 1,263 1,296,618
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 380 387,803
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Holdings plc
(a)
(1-day SOFR + 1.57%), 5.89% , 08/14/27 .. USD 275 $ 277,891
(1-day SOFR + 1.06%), 5.60% , 05/17/28 .. 200 203,738
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. 805 825,000
(1-day SOFR + 1.19%), 4.62% , 11/06/31 .. 1,202 1,205,706
Intesa Sanpaolo SpA, 5.71%, 01/15/26
(b)
.... 400 400,193
JPMorgan Chase & Co.
(a)
Series KK , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.85%),
3.65%
(i)
....................... 39 38,780
(1-day SOFR + 0.77%), 1.47% , 09/22/27 .. 39 38,288
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 71 71,913
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 350 353,430
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 131 133,435
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 76 72,573
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 1,534 1,538,974
(1-day SOFR + 1.57%), 6.09% , 10/23/29 .. 1,230 1,295,559
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. 489 501,079
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 27 28,167
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 1,455 1,493,756
(1-day SOFR + 2.04%), 2.52% , 04/22/31 .. 668 622,260
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 323 333,233
KeyBank NA
5.85% , 11/15/27 ................... 543 559,388
3.90% , 04/13/29 ................... 500 490,657
4.90% , 08/08/32 ................... 250 249,479
KeyCorp
2.55% , 10/01/29 ................... 1,146 1,081,852
(SOFR Index + 2.42%), 6.40% , 03/06/35
(a)
. 972 1,055,782
Lloyds Banking Group plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.82%), 6.75%
(i)
.... 260 262,164
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28 ...................... 335 341,370
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43% ,
11/04/31 ...................... 1,419 1,414,573
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36 ...................... 200 210,301
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 127 137,784
(1-day SOFR + 1.40%), 5.18% , 07/08/31 .. 533 547,191
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 290 294,684
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27 ...................... 200 196,302
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28 ...................... 200 196,503
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 .. 665 671,224
(1-day SOFR + 0.87%), 5.50% , 05/26/28 .. 250 254,988
(1-day SOFR + 0.93%), 4.97% , 07/14/28 .. 298 302,155
Morgan Stanley Private Bank NA
(a)
(1-day SOFR + 0.77%), 4.47% , 07/06/28 .. 250 251,684
(1-day SOFR + 0.78%), 4.57% , 11/17/28 .. 740 741,631
(1-day SOFR + 1.08%), 4.73% , 07/18/31 .. 780 790,684
National Australia Bank Ltd., 2.33%, 08/21/30
(b)
250 226,784
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.10%), 5.58%, 03/01/28
(a)
............ 573 583,065

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 5.10% , 07/23/27 .. USD 156 $ 156,868
(SOFR Index + 1.73%), 6.62% , 10/20/27 .. 103 105,054
(1-day SOFR + 1.34%), 5.30% , 01/21/28 .. 75 75,970
(1-day SOFR + 1.84%), 5.58% , 06/12/29 .. 281 291,431
(1-day SOFR + 1.07%), 5.22% , 01/29/31 .. 176 182,103
(1-day SOFR + 1.33%), 4.90% , 05/13/31 .. 40 40,937
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 195 205,555
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 224 231,695
(1-day SOFR + 1.42%), 5.37% , 07/21/36 .. 110 113,133
Santander UK Group Holdings plc
(a)
(1-day SOFR + 2.60%), 6.53% , 01/10/29 .. 632 660,297
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. 200 208,513
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. 200 183,599
Societe Generale SA, (1-day SOFR + 1.42%),
5.25%, 05/22/29
(a) (b)
................ 854 871,190
Truist Bank
(a)
(1-day SOFR + 0.77%), 4.42% , 07/24/28 .. 250 251,432
(1-day SOFR + 0.91%), 4.14% , 10/23/29 .. 697 696,468
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 467 470,758
(1-day SOFR + 2.45%), 7.16% , 10/30/29 .. 223 240,567
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 110 113,886
Wells Fargo & Co.
(a)
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.45%),
3.90%
(i)
....................... 115 114,642
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ...................... 250 248,357
(1-day SOFR + 2.10%), 2.39% , 06/02/28 .. 158 154,381
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 250 258,969
(1-day SOFR + 1.79%), 6.30% , 10/23/29 .. 18 19,019
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31 ...................... 313 292,337
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 1,318 1,360,444
(1-day SOFR + 2.06%), 6.49% , 10/23/34 .. 353 390,751
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 414 431,955
48,131,996
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 36 35,635
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 58 57,411
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 ................... 156 159,145
5.88% , 06/15/35 ................... 57 61,938
314,129
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29
(j)
.......... 133 128,980
Amgen, Inc.
5.25% , 03/02/30 ................... 315 326,726
4.20% , 03/01/33 ................... 275 268,797
5.25% , 03/02/33 ................... 108 111,798
Gilead Sciences, Inc.
4.80% , 11/15/29 ................... 94 96,717
4.60% , 09/01/35 ................... 79 78,075
1,011,093
Broadline Retail — 0.2%
Amazon.com, Inc., 4.10%, 11/20/30 ........ 1,965 1,967,142
Getty Images, Inc., 11.25%, 02/21/30
(b)
...... 74 69,388
2,036,530
Capital Markets — 2.2%
Ares Capital Corp.
2.88% , 06/15/28 ................... 44 42,051
5.88% , 03/01/29 ................... 159 163,107
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.95% , 07/15/29 ................... USD 183 $ 187,843
5.50% , 09/01/30 ................... 34 34,222
5.80% , 03/08/32 ................... 294 296,888
Ares Strategic Income Fund, 5.70%, 03/15/28 . 1,742 1,764,841
Blue Owl Capital Corp.
5.95% , 03/15/29 ................... 994 1,003,124
6.20% , 07/15/30 ................... 425 430,340
Blue Owl Credit Income Corp.
6.60% , 09/15/29 ................... 50 51,422
5.80% , 03/15/30 ................... 106 105,869
Charles Schwab Corp. (The), Series K, (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 3.26%), 5.00%
(a) (i)
........... 19 19,122
Deutsche Bank AG
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
. 240 236,028
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
. 440 446,906
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. 175 183,214
5.41% , 05/10/29 ................... 655 680,950
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
. 170 181,270
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(a)
. 540 545,459
(1-day SOFR + 1.10%), 4.47% , 12/10/31
(a)
. 575 573,042
FS KKR Capital Corp., 6.13%, 01/15/31 ..... 536 522,954
Goldman Sachs Group, Inc. (The)
Series U , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65%
(a) (i)
...................... 59 58,152
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13%
(a) (i)
...................... 55 54,472
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
. 460 457,649
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(a)
. 20 20,228
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
. 390 392,736
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 75 74,560
2.60% , 02/07/30 ................... 684 642,734
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 1,070 1,117,853
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
. 112 114,757
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 1,509 1,558,567
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 35 31,093
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 106 96,652
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 20 17,912
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 85 76,723
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 239 240,280
Intercontinental Exchange, Inc.
3.63% , 09/01/28 ................... 384 381,158
1.85% , 09/15/32 ................... 122 103,805
4.60% , 03/15/33 ................... 11 11,100
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c) (e) (k)
.................... 203 —
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 267 264,676
(1-day SOFR + 1.01%), 5.65% , 04/13/28 .. 37 37,729
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... 348 346,034
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 705 718,964
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 5 5,113
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 500 520,913
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 1,158 1,187,281
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 1,127 1,140,634
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 45 39,569
State Street Corp., (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 4.98%, 06/15/47
(a)
... 138 123,298

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27 ...................... USD 700 $ 702,453
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27 ...................... 400 393,618
(1-day SOFR + 1.06%), 4.40% , 09/23/31 .. 845 840,890
(1-day SOFR + 1.76%), 5.58% , 05/09/36 .. 200 207,969
19,448,224
Chemicals — 0.2%
Dow Chemical Co. (The), 4.80%, 01/15/31 ... 175 174,008
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
.. 344 348,354
FMC Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
................. 251 198,668
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... 3 3,004
LYB Finance Co. BV, 8.10%, 03/15/27
(b)
..... 171 178,337
LYB International Finance II BV, 3.50%, 03/02/27 17 16,911
LYB International Finance III LLC
5.13% , 01/15/31 ................... 894 897,317
5.63% , 05/15/33 ................... 25 25,362
Nutrien Ltd.
5.20% , 06/21/27 ................... 19 19,310
4.90% , 03/27/28 ................... 18 18,325
2.95% , 05/13/30 ................... 20 18,896
1,898,492
Commercial Services & Supplies — 0.0%
Republic Services, Inc., 2.30%, 03/01/30 .... 57 52,997
Communications Equipment — 0.2%
Motorola Solutions, Inc.
5.00% , 04/15/29 ................... 355 363,740
4.85% , 08/15/30 ................... 333 339,761
2.30% , 11/15/30 ................... 114 103,536
2.75% , 05/24/31 ................... 447 408,963
5.20% , 08/15/32 ................... 482 496,966
5.40% , 04/15/34 ................... 25 25,816
1,738,782
Consumer Finance — 1.7%
AerCap Ireland Capital DAC
2.45% , 10/29/26 ................... 250 246,602
4.38% , 11/15/30 ................... 150 149,541
5.00% , 11/15/35 ................... 275 271,712
Ally Financial, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(i)
....................... 106 104,923
(SOFR Index + 1.96%), 5.74% , 05/15/29 .. 49 50,244
(SOFR Index + 1.73%), 5.54% , 01/17/31 .. 1,349 1,380,276
(1-day SOFR + 1.78%), 5.55% , 07/31/33 .. 215 216,574
American Express Co.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 3.55%
(a) (i)
... 113 111,445
2.55% , 03/04/27 ................... 100 98,552
(1-day SOFR + 0.93%), 5.04% , 07/26/28
(a)
. 299 304,047
(1-day SOFR + 1.22%), 4.92% , 07/20/33
(a)
. 170 173,008
(1-day SOFR + 1.42%), 5.28% , 07/26/35
(a)
. 220 226,705
Capital One Financial Corp.
3.75% , 07/28/26 ................... 375 374,215
Series M , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.16%),
3.95%
(a) (i)
...................... 49 48,411
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(a)
. 1,290 1,288,108
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(a)
. 155 161,802
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 1.63%), 5.20% , 09/11/36
(a)
. USD 170 $ 169,142
Ford Motor Credit Co. LLC
5.80% , 03/05/27 ................... 620 627,722
7.35% , 11/04/27 ................... 400 417,471
5.92% , 03/20/28 ................... 250 255,799
6.80% , 05/12/28 ................... 788 822,259
5.80% , 03/08/29 ................... 200 204,349
5.11% , 05/03/29 ................... 1,452 1,454,241
5.30% , 09/06/29 ................... 1,010 1,016,954
7.35% , 03/06/30 ................... 335 359,531
7.20% , 06/10/30 ................... 222 237,875
4.00% , 11/13/30 ................... 225 212,331
6.05% , 03/05/31 ................... 222 228,274
3.63% , 06/17/31 ................... 232 212,594
General Motors Financial Co., Inc.
4.35% , 01/17/27 ................... 196 196,405
5.00% , 04/09/27 ................... 242 244,595
5.40% , 05/08/27 ................... 145 147,375
4.20% , 10/27/28 ................... 695 695,989
4.90% , 10/06/29 ................... 665 675,536
5.85% , 04/06/30 ................... 372 390,788
Synchrony Financial
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 175 177,202
7.25% , 02/02/33 ................... 327 351,267
Toyota Motor Credit Corp., 1.65%, 01/10/31 ... 53 46,837
14,350,701
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc.
4.80% , 03/17/28 ................... 613 621,423
5.50% , 03/17/35 ................... 375 387,351
Berry Global, Inc.
5.50% , 04/15/28 ................... 579 596,297
5.80% , 06/15/31 ................... 551 581,665
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 10,008
2,196,744
Diversified REITs — 0.4%
GLP Capital LP
5.75% , 06/01/28 ................... 165 169,297
5.30% , 01/15/29 ................... 638 649,105
4.00% , 01/15/30 ................... 232 225,541
Simon Property Group LP, 4.38%, 10/01/30 ... 640 644,592
VICI Properties LP
4.75% , 02/15/28 ................... 649 655,338
4.75% , 04/01/28 ................... 45 45,474
3.88% , 02/15/29
(b)
.................. 55 53,931
4.63% , 12/01/29
(b)
.................. 37 36,928
4.13% , 08/15/30
(b)
.................. 740 717,567
3,197,773
Diversified Telecommunication Services — 0.2%
Sprint Capital Corp., 6.88%, 11/15/28 ....... 874 937,915
TELUS Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.69%), 6.38% ,
06/09/56 ...................... 176 176,292
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.52%), 6.63% ,
06/09/56 ...................... 210 209,795
Verizon Communications, Inc., 4.75%, 01/15/33 270 269,788
1,593,790
Electric Utilities — 2.4%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 55 56,726
Alabama Power Co., 3.75%, 09/01/27 ...... 100 100,059

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Alliant Energy Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 5.75%, 04/01/56
(a)
............ USD 190 $ 189,654
American Electric Power Co., Inc.
(a)
Series C , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.13%),
5.80% , 03/15/56 ................. 300 297,828
Series D , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.94%),
6.05% , 03/15/56 ................. 140 137,554
Arizona Public Service Co.
2.95% , 09/15/27 ................... 157 154,503
5.70% , 08/15/34 ................... 245 257,551
Baltimore Gas & Electric Co.
2.40% , 08/15/26 ................... 400 396,278
2.25% , 06/15/31 ................... 14 12,644
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 .................. 110 111,073
DTE Electric Co.
5.20% , 03/01/34 ................... 25 25,790
Series A , 6.63% , 06/01/36 ............. 23 25,936
Duke Energy Carolinas LLC
4.85% , 03/15/30 ................... 132 135,899
4.95% , 01/15/33 ................... 123 126,687
4.85% , 01/15/34 ................... 56 56,687
Duke Energy Florida LLC, 1.75%, 06/15/30 ... 125 112,762
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $497,000), 6.01%, 09/15/35
(e) (g)
...... 497 509,425
Duke Energy Progress LLC
2.00% , 08/15/31 ................... 116 102,949
3.40% , 04/01/32 ................... 68 64,329
Enel Finance International NV, 4.38%, 09/30/30
(b)
1,036 1,031,620
Exelon Corp.
2.75% , 03/15/27 ................... 40 39,394
5.15% , 03/15/28 ................... 200 204,330
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(l)
............ 1,408 1,402,383
2.65% , 03/01/30 ................... 782 729,121
FirstEnergy Transmission LLC
4.55% , 01/15/30 ................... 246 247,904
5.00% , 01/15/35 ................... 153 153,303
Georgia Power Co.
4.55% , 03/15/30 ................... 795 807,725
4.70% , 05/15/32 ................... 216 218,939
4.95% , 05/17/33 ................... 67 68,311
5.25% , 03/15/34 ................... 28 28,908
Interstate Power & Light Co.
3.60% , 04/01/29 ................... 115 112,660
4.95% , 09/30/34 ................... 182 181,192
MidAmerican Energy Co., 5.75%, 11/01/35 ... 21 22,395
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 ................... 20 19,577
3.55% , 05/01/27 ................... 300 298,212
4.69% , 09/01/27 ................... 260 263,089
2.75% , 11/01/29 ................... 37 35,240
5.00% , 02/28/30 ................... 57 58,745
2.44% , 01/15/32 ................... 50 44,527
5.05% , 02/28/33 ................... 57 58,337
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80% ,
03/15/82
(a)
..................... 152 148,607
NRG Energy, Inc.
(b)
2.45% , 12/02/27 ................... 325 314,070
4.73% , 10/15/30 ................... 65 65,083
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............. USD 18 $ 16,798
Series Q , 1.63% , 01/15/31 ............ 173 151,818
5.00% , 06/01/33 ................... 177 179,338
5.65% , 06/01/34 ................... 25 26,069
Series F , 5.85% , 10/01/35 ............. 9 9,516
Pacific Gas & Electric Co.
2.10% , 08/01/27 ................... 228 221,035
4.20% , 03/01/29 ................... 685 680,700
5.55% , 05/15/29 ................... 630 650,016
4.55% , 07/01/30 ................... 1,378 1,372,080
2.50% , 02/01/31 ................... 444 399,583
3.25% , 06/01/31 ................... 146 135,851
5.80% , 05/15/34 ................... 672 697,917
PECO Energy Co., 4.90%, 06/15/33 ....... 85 86,836
PG&E Corp.
5.25% , 07/01/30 ................... 88 87,376
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
..................... 527 548,866
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 455 468,838
PPL Capital Funding, Inc.
4.13% , 04/15/30 ................... 119 118,221
5.25% , 09/01/34 ................... 110 112,651
Public Service Electric & Gas Co.
3.20% , 05/15/29 ................... 99 96,462
2.45% , 01/15/30 ................... 39 36,673
4.90% , 12/15/32 ................... 210 214,608
Series Q , 5.05% , 03/01/35 ............ 200 204,326
Southern California Edison Co.
4.88% , 02/01/27
(j)
.................. 171 172,099
Series B , 3.65% , 03/01/28
(j)
............ 293 289,620
Series G , 2.50% , 06/01/31 ............ 337 302,210
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 .......... 300 285,692
5.20% , 06/15/33 ................... 94 96,578
4.85% , 03/15/35 ................... 349 344,708
4.25% , 07/01/36 ................... 116 108,713
System Energy Resources, Inc.
6.00% , 04/15/28 ................... 185 191,971
5.30% , 12/15/34 ................... 80 80,862
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... 523 537,259
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 1,023 1,030,298
4.38% , 05/01/29 ................... 1,047 1,033,855
4.60% , 10/15/30 ................... 85 84,965
5.70% , 12/30/34 ................... 357 368,482
20,870,896
Entertainment — 0.1%
Netflix, Inc., 5.88%, 11/15/28 ............ 93 97,778
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 429 426,114
523,892
Financial Services — 0.5%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 595 600,937
Fidelity National Information Services, Inc.
1.65% , 03/01/28 ................... 135 128,150
3.75% , 05/21/29 ................... 85 83,178
5.10% , 07/15/32 ................... 234 239,036
Fiserv, Inc.
3.50% , 07/01/29 ................... 235 227,892
5.63% , 08/21/33 ................... 47 48,465
5.45% , 03/15/34 ................... 77 78,072

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
5.15% , 08/12/34 ................... USD 80 $ 79,381
Global Payments, Inc.
1.20% , 03/01/26 ................... 53 52,753
3.20% , 08/15/29 ................... 73 69,608
4.88% , 11/15/30 ................... 1,355 1,356,511
Nationwide Building Society, (1-day SOFR +
1.06%), 4.65%, 07/14/29
(a) (b)
........... 250 252,374
NTT Finance Corp.
(b)
4.57% , 07/16/27 ................... 945 952,974
4.62% , 07/16/28 ................... 200 202,660
PayPal Holdings, Inc., 2.85%, 10/01/29 ..... 17 16,284
4,388,275
Food Products — 0.2%
Kraft Heinz Foods Co.
3.75% , 04/01/30 ................... 523 511,908
5.40% , 03/15/35 ................... 433 444,867
Mars, Inc., 4.80%, 03/01/30
(b)
........... 848 866,625
1,823,400
Gas Utilities — 0.0%
Atmos Energy Corp., 5.90%, 11/15/33 ...... 47 50,807
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ....................... 18 18,446
69,253
Ground Transportation — 0.3%
CSX Corp.
3.80% , 03/01/28 ................... 19 18,971
4.25% , 03/15/29 ................... 19 19,154
Norfolk Southern Corp., 3.80%, 08/01/28 .... 116 115,420
Penske Truck Leasing Co. LP
(b)
5.75% , 05/24/26 ................... 275 276,327
4.40% , 07/01/27 ................... 33 33,105
5.88% , 11/15/27 ................... 25 25,740
5.70% , 02/01/28 ................... 261 268,530
5.35% , 03/30/29 ................... 111 114,221
5.25% , 07/01/29 ................... 175 179,805
5.25% , 02/01/30 ................... 83 85,466
Ryder System, Inc.
1.75% , 09/01/26 ................... 80 78,798
2.85% , 03/01/27 ................... 135 133,245
6.60% , 12/01/33 ................... 134 149,365
Uber Technologies, Inc.
4.50% , 08/15/29
(b)
.................. 130 130,016
4.30% , 01/15/30 ................... 696 700,347
4.80% , 09/15/34 ................... 49 48,986
2,377,496
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.
1.92% , 02/01/27 ................... 34 33,177
2.27% , 12/01/28 ................... 93 87,793
3.95% , 04/01/30 ................... 63 61,357
1.73% , 04/01/31 ................... 7 5,994
Becton Dickinson & Co., 4.87%, 02/08/29 .... 384 391,625
DENTSPLY SIRONA, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38%, 09/12/55
(a)
............ 75 70,210
Solventum Corp.
5.45% , 02/25/27 ................... 39 39,562
5.45% , 03/13/31 ................... 108 112,657
802,375
Health Care Providers & Services — 1.4%
Banner Health, 1.90%, 01/01/31 .......... 128 114,547
Centene Corp.
4.25% , 12/15/27 ................... 1,334 1,326,146
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.45% , 07/15/28 ................... USD 21 $ 19,663
3.38% , 02/15/30 ................... 1,489 1,370,229
3.00% , 10/15/30 ................... 242 216,478
2.50% , 03/01/31 ................... 187 161,488
2.63% , 08/01/31 ................... 158 135,903
CommonSpirit Health
6.07% , 11/01/27 ................... 35 36,179
3.35% , 10/01/29 ................... 69 66,679
2.78% , 10/01/30 ................... 161 149,829
Elevance Health, Inc.
4.10% , 03/01/28 ................... 111 111,105
4.00% , 09/15/28 ................... 675 673,979
4.10% , 05/15/32 ................... 229 222,828
4.60% , 09/15/32 ................... 450 449,768
4.75% , 02/15/33 ................... 27 27,083
HCA, Inc.
3.13% , 03/15/27 ................... 987 976,664
4.13% , 06/15/29 ................... 268 267,091
5.25% , 03/01/30 ................... 220 227,112
3.50% , 09/01/30 ................... 656 630,848
5.45% , 09/15/34 ................... 645 663,734
Humana, Inc.
3.70% , 03/23/29 ................... 221 216,988
4.88% , 04/01/30 ................... 45 45,635
5.38% , 04/15/31 ................... 487 503,502
5.88% , 03/01/33 ................... 149 156,512
5.55% , 05/01/35 ................... 187 190,918
Sutter Health, Series 2018, 3.70%, 08/15/28 .. 127 126,241
UnitedHealth Group, Inc.
4.40% , 06/15/28 ................... 261 263,876
3.88% , 12/15/28 ................... 173 172,866
4.70% , 04/15/29 ................... 195 198,832
2.88% , 08/15/29 ................... 480 460,926
4.80% , 01/15/30 ................... 110 112,665
4.65% , 01/15/31 ................... 959 975,524
4.95% , 01/15/32 ................... 606 621,187
5.30% , 06/15/35 ................... 70 72,476
11,965,501
Health Care REITs — 0.4%
DOC DR LLC, 4.30%, 03/15/27 .......... 329 329,473
Healthpeak OP LLC
1.35% , 02/01/27 ................... 262 254,362
5.25% , 12/15/32 ................... 67 68,676
Ventas Realty LP
3.25% , 10/15/26 ................... 64 63,645
3.85% , 04/01/27 ................... 94 93,755
4.00% , 03/01/28 ................... 126 125,824
4.40% , 01/15/29 ................... 20 20,089
3.00% , 01/15/30 ................... 255 242,780
4.75% , 11/15/30 ................... 70 70,983
5.63% , 07/01/34 ................... 120 125,385
5.00% , 01/15/35 ................... 255 255,312
Welltower OP LLC
3.10% , 01/15/30 ................... 122 117,021
4.50% , 07/01/30 ................... 1,170 1,183,041
3.85% , 06/15/32 ................... 276 266,326
3,216,672
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 5.75%, 08/01/32
(b)
......... 355 364,330
Expedia Group, Inc.
3.80% , 02/15/28 ................... 35 34,807
3.25% , 02/15/30 ................... 402 385,547
784,684

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
5.45% , 06/01/28 ................... USD 295 $ 301,686
2.45% , 01/15/31 ................... 196 177,701
Calpine Corp., 5.13%, 03/15/28
(b)
......... 657 657,736
Southern Power Co., Series A, 4.25%, 10/01/30 275 274,265
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (i)
..................... 320 328,046
1,739,434
Industrial Conglomerates — 0.3%
3M Co.
3.63% , 09/14/28 ................... 136 135,050
4.80% , 03/15/30 ................... 575 587,762
5.15% , 03/15/35 ................... 720 735,910
Honeywell International, Inc.
4.88% , 09/01/29 ................... 179 183,887
4.70% , 02/01/30 ................... 435 444,560
4.95% , 09/01/31 ................... 255 263,544
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 714 728,636
3,079,349
Industrial REITs — 0.0%
Prologis LP
4.88% , 06/15/28 ................... 42 42,992
4.75% , 01/15/31 ................... 21 21,466
4.75% , 06/15/33 ................... 27 27,228
5.13% , 01/15/34 ................... 56 57,488
5.00% , 03/15/34 ................... 73 74,349
223,523
Insurance — 0.3%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... 786 798,403
Aon Corp.
2.85% , 05/28/27 ................... 113 111,289
2.60% , 12/02/31 ................... 104 93,984
5.35% , 02/28/33 ................... 109 113,509
Aon North America, Inc., 5.13%, 03/01/27 .... 48 48,591
Arthur J Gallagher & Co.
4.85% , 12/15/29 ................... 50 51,164
5.15% , 02/15/35 ................... 250 252,616
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 ................... 21 22,709
5.40% , 09/15/33 ................... 26 27,309
5.15% , 03/15/34 ................... 47 48,547
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 758 783,086
Metropolitan Life Global Funding I, 4.15%,
08/25/28
(b)
...................... 150 150,565
2,501,772
Interactive Media & Services — 0.1%
Alphabet, Inc.
4.10% , 11/15/30 ................... 338 339,037
4.38% , 11/15/32 ................... 185 185,628
524,665
IT Services — 0.4%
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... 2,913 3,077,570
IBM International Capital Pte. Ltd., 4.60%,
02/05/29 ....................... 192 194,880
3,272,450
Machinery — 0.1%
Daimler Truck Finance North America LLC,
5.00%, 01/15/27
(b)
................. 155 156,487
Ingersoll Rand, Inc.
5.18% , 06/15/29 ................... 239 247,041
5.45% , 06/15/34 ................... 73 75,955
Security
Par (000)
Par (000) Value
Machinery (continued)
Otis Worldwide Corp., 2.57%, 02/15/30 ..... USD 73 $ 68,349
547,832
Media — 1.0%
Charter Communications Operating LLC
2.25% , 01/15/29 ................... 1,564 1,464,050
6.10% , 06/01/29 ................... 917 957,053
2.80% , 04/01/31 ................... 1,530 1,376,717
2.30% , 02/01/32 ................... 489 420,392
6.55% , 06/01/34 ................... 737 775,144
Comcast Corp.
3.55% , 05/01/28 ................... 50 49,590
4.15% , 10/15/28 ................... 550 552,965
2.65% , 02/01/30 ................... 29 27,370
3.40% , 04/01/30 ................... 963 933,955
4.25% , 10/15/30 ................... 60 60,023
1.95% , 01/15/31 ................... 62 55,266
1.50% , 02/15/31 ................... 37 32,167
5.50% , 11/15/32 ................... 84 88,725
4.40% , 08/15/35 ................... 780 745,194
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 345 338,880
Omnicom Group, Inc.
(b)
4.65% , 10/01/28 ................... 303 304,570
4.75% , 03/30/30 ................... 26 26,294
Paramount Global
3.70% , 06/01/28 ................... 31 30,284
4.20% , 05/19/32 ................... 125 112,939
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38% ,
03/30/62
(a)
..................... 53 49,204
8,400,782
Metals & Mining — 0.6%
Anglo American Capital plc, 4.50%, 03/15/28
(b)
. 264 265,204
Freeport-McMoRan, Inc.
4.13% , 03/01/28 ................... 303 302,068
5.40% , 11/14/34 ................... 19 19,590
Glencore Canada Corp., 6.20%, 06/15/35 .... 73 77,597
Glencore Funding LLC
(b)
4.00% , 03/27/27 ................... 452 451,545
5.37% , 04/04/29 ................... 644 664,623
5.63% , 04/04/34 ................... 440 459,708
Rio Tinto Finance USA plc
4.88% , 03/14/30 ................... 90 92,461
5.00% , 03/14/32 ................... 215 221,998
Steel Dynamics, Inc.
3.45% , 04/15/30 ................... 827 798,960
3.25% , 01/15/31 ................... 55 52,289
5.38% , 08/15/34 ................... 655 678,568
Vale Overseas Ltd.
3.75% , 07/08/30 ................... 640 614,643
6.13% , 06/12/33 ................... 203 217,188
4,916,442
Multi-Utilities — 0.3%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(l)
...................... 218 219,028
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 ................... 234 230,643
1.65% , 05/15/31 ................... 146 127,077
CenterPoint Energy, Inc.
(a)
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 182 189,801

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70% ,
05/15/55 ...................... USD 42 $ 43,067
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.22%), 5.95% ,
04/01/56 ...................... 335 337,555
Consumers Energy Co.
4.60% , 05/30/29 ................... 110 111,787
4.70% , 01/15/30 ................... 270 275,945
Dominion Energy, Inc.
4.60% , 05/15/28 ................... 170 171,984
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54
(a)
................ 80 86,620
NiSource, Inc.
5.25% , 03/30/28 ................... 543 556,696
5.40% , 06/30/33 ................... 45 46,666
5.35% , 04/01/34 ................... 106 109,273
Sempra, (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.79%), 6.88%,
10/01/54
(a)
...................... 516 530,851
WEC Energy Group, Inc., 4.75%, 01/15/28 ... 9 9,134
3,046,127
Oil, Gas & Consumable Fuels — 2.3%
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 719 725,953
3.70% , 11/15/29 ................... 82 80,080
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 688 689,447
4.00% , 03/01/31 ................... 99 96,402
3.25% , 01/31/32 ................... 154 141,839
5.95% , 06/30/33 ................... 57 60,441
5.75% , 08/15/34 ................... 250 261,030
5.55% , 10/30/35
(b)
.................. 85 86,902
Cheniere Energy, Inc.
4.63% , 10/15/28 ................... 497 496,158
5.65% , 04/15/34 ................... 426 441,924
DCP Midstream Operating LP
5.63% , 07/15/27 ................... 865 881,371
8.13% , 08/16/30 ................... 32 36,990
3.25% , 02/15/32 ................... 783 719,866
Diamondback Energy, Inc.
3.50% , 12/01/29 ................... 18 17,461
5.15% , 01/30/30 ................... 375 385,712
3.13% , 03/24/31 ................... 509 475,616
5.40% , 04/18/34 ................... 270 276,460
Enbridge, Inc., Series 20-A, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.31%), 5.75%, 07/15/80
(a)
............ 335 338,183
Energy Transfer LP
4.40% , 03/15/27 ................... 400 401,239
5.50% , 06/01/27 ................... 73 74,179
5.55% , 02/15/28 ................... 422 433,233
3.75% , 05/15/30 ................... 397 386,348
5.60% , 09/01/34 ................... 177 182,153
5.70% , 04/01/35 ................... 440 455,456
Enterprise Products Operating LLC, Series E,
(3-mo. CME Term SOFR + 3.29%), 5.25%,
08/16/77
(a)
...................... 339 338,420
EOG Resources, Inc., 4.38%, 04/15/30 ..... 15 15,093
EQT Corp.
3.13% , 05/15/26
(b)
.................. 242 240,618
3.90% , 10/01/27 ................... 119 118,458
4.50% , 01/15/29 ................... 200 200,472
5.00% , 01/15/29 ................... 462 468,023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.00% , 02/01/30
(l)
.................. USD 374 $ 406,221
4.75% , 01/15/31 ................... 851 856,585
3.63% , 05/15/31
(b)
.................. 250 235,096
5.75% , 02/01/34 ................... 609 636,189
Expand Energy Corp.
5.38% , 02/01/29 ................... 1,254 1,254,026
5.88% , 02/01/29
(b)
.................. 406 406,029
6.75% , 04/15/29
(b)
.................. 743 747,351
5.38% , 03/15/30 ................... 2,157 2,186,310
4.75% , 02/01/32 ................... 243 239,721
5.70% , 01/15/35 ................... 171 176,963
Hess Corp., 4.30%, 04/01/27 ............ 467 468,975
Kinder Morgan, Inc.
4.30% , 03/01/28 ................... 163 163,795
5.10% , 08/01/29 ................... 255 262,215
5.40% , 02/01/34 ................... 261 269,459
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
...................... 200 201,861
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 100 100,672
4.50% , 05/15/30 ................... 96 96,389
Targa Resources Corp.
5.50% , 02/15/35 ................... 107 109,606
5.55% , 08/15/35 ................... 18 18,423
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
...................... 337 337,412
Transcontinental Gas Pipe Line Co. LLC
3.25% , 05/15/30 ................... 223 213,643
5.10% , 03/15/36
(b)
.................. 155 156,054
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 295 298,384
Williams Cos., Inc. (The)
3.75% , 06/15/27 ................... 100 99,599
5.30% , 08/15/28 ................... 59 60,738
19,527,243
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
... 311 313,803
United Airlines Pass-Through Trust, Series 2024-
1, Class A, 5.88%, 02/15/37 ........... 367 375,841
689,644
Pharmaceuticals — 0.7%
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
.. 360 360,394
Bayer US Finance LLC
(b)
6.13% , 11/21/26 ................... 2,227 2,258,740
6.25% , 01/21/29 ................... 220 231,264
Merck & Co., Inc.
3.85% , 03/15/29 ................... 180 179,940
4.15% , 03/15/31 ................... 395 393,762
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28
(j)
.................. 187 189,479
4.65% , 05/19/30 ................... 86 87,699
4.75% , 05/19/33 ................... 313 316,319
Pfizer, Inc., 4.20%, 11/15/30 ............ 250 251,158
Teva Pharmaceutical Finance Netherlands III BV,
8.13%, 09/15/31 .................. 1,093 1,255,584
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 .................. 365 377,614
5,901,953
Residential REITs — 0.2%
American Homes 4 Rent LP
4.25% , 02/15/28 ................... 381 381,757
4.90% , 02/15/29 ................... 91 92,507
5.50% , 07/15/34 ................... 215 222,102
AvalonBay Communities, Inc., 5.00%, 02/15/33 192 196,565

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 ................... USD 367 $ 348,974
2.70% , 01/15/34 ................... 44 37,602
4.88% , 02/01/35 ................... 177 174,701
1,454,208
Retail REITs — 0.1%
Realty Income Corp.
3.65% , 01/15/28 ................... 136 135,112
4.70% , 12/15/28 ................... 83 84,599
4.75% , 02/15/29 ................... 106 107,915
3.25% , 01/15/31 ................... 96 91,395
2.85% , 12/15/32 ................... 69 61,891
5.13% , 04/15/35 ................... 70 71,202
Regency Centers LP
4.13% , 03/15/28 ................... 486 486,909
5.25% , 01/15/34 ................... 36 37,012
5.10% , 01/15/35 ................... 155 156,943
1,232,978
Semiconductors & Semiconductor Equipment — 0.6%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $203,000), 6.50%, 03/20/45
(e) (g)
...... 203 216,967
Applied Materials, Inc.
4.00% , 01/15/31 ................... 300 298,477
4.60% , 01/15/36 ................... 170 167,404
Broadcom, Inc.
4.11% , 09/15/28 ................... 82 82,225
4.00% , 04/15/29
(b)
.................. 570 567,597
5.05% , 07/12/29 ................... 80 82,366
5.05% , 04/15/30 ................... 65 67,062
4.60% , 07/15/30 ................... 640 650,260
4.20% , 10/15/30 ................... 135 134,897
2.45% , 02/15/31 ................... 686 627,470
3.42% , 04/15/33 ................... 581 537,811
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 ................... 409 427,763
5.90% , 01/25/33 ................... 350 366,221
Micron Technology, Inc.
5.33% , 02/06/29 ................... 195 201,062
6.05% , 11/01/35 ................... 124 132,296
NVIDIA Corp., 2.85%, 04/01/30 .......... 329 314,289
QUALCOMM, Inc.
2.15% , 05/20/30 ................... 309 284,557
5.00% , 05/20/35 ................... 419 425,463
5,584,187
Software — 0.8%
AppLovin Corp.
5.13% , 12/01/29 ................... 879 901,613
5.50% , 12/01/34 ................... 720 739,765
Cloud Software Group, Inc., 9.00%, 09/30/29
(b)
. 57 59,366
Oracle Corp.
3.25% , 11/15/27 ................... 390 381,525
2.30% , 03/25/28 ................... 678 646,537
4.45% , 09/26/30 ................... 745 728,860
2.88% , 03/25/31 ................... 768 690,118
4.80% , 09/26/32 ................... 440 424,786
Stripe, Inc., (Acquired 09/26/25, cost $500,000),
5.04%, 09/26/30
(e) (g)
................ 500 500,650
Synopsys, Inc.
4.85% , 04/01/30 ................... 475 485,143
5.00% , 04/01/32 ................... 659 672,912
VMware LLC
3.90% , 08/21/27 ................... 893 893,334
Security
Par (000)
Par (000) Value
Software (continued)
2.20% , 08/15/31 ................... USD 308 $ 273,675
7,398,284
Specialized REITs — 0.3%
American Tower Corp.
1.45% , 09/15/26 ................... 12 11,781
3.65% , 03/15/27 ................... 147 146,349
5.50% , 03/15/28 ................... 925 951,704
5.20% , 02/15/29 ................... 81 83,362
2.30% , 09/15/31 ................... 132 117,243
5.40% , 01/31/35 ................... 43 44,262
Crown Castle, Inc.
2.90% , 03/15/27 ................... 35 34,496
4.80% , 09/01/28 ................... 6 6,087
5.60% , 06/01/29 ................... 87 90,276
4.90% , 09/01/29 ................... 42 42,652
3.30% , 07/01/30 ................... 21 19,920
2.25% , 01/15/31 ................... 57 50,913
2.50% , 07/15/31 ................... 84 75,092
5.10% , 05/01/33 ................... 33 33,278
5.80% , 03/01/34 ................... 37 38,789
Equinix, Inc., 2.00%, 05/15/28 ........... 148 141,228
Extra Space Storage LP
5.70% , 04/01/28 ................... 671 693,253
4.95% , 01/15/33 ................... 255 257,759
5.40% , 02/01/34 ................... 130 133,410
2,971,854
Specialty Retail — 0.0%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
.. 14 13,723
Lowe's Cos., Inc., 4.00%, 10/15/28 ........ 136 136,245
149,968
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
5.00% , 04/01/30 ................... 153 156,791
4.75% , 10/06/32 ................... 265 264,652
Hewlett Packard Enterprise Co.
4.55% , 10/15/29 ................... 94 94,540
5.00% , 10/15/34 ................... 128 126,875
642,858
Tobacco — 0.8%
Altria Group, Inc.
4.50% , 08/06/30 ................... 620 624,944
2.45% , 02/04/32 ................... 704 622,534
BAT Capital Corp.
3.22% , 09/06/26 ................... 1,511 1,503,331
4.70% , 04/02/27 ................... 458 461,164
3.56% , 08/15/27 ................... 247 245,100
2.26% , 03/25/28 ................... 58 55,812
6.34% , 08/02/30 ................... 445 481,298
6.42% , 08/02/33 ................... 45 49,655
6.00% , 02/20/34 ................... 69 73,879
BAT International Finance plc, 5.93%, 02/02/29 230 241,346
Philip Morris International, Inc.
4.13% , 04/28/28 ................... 365 366,621
5.63% , 11/17/29 ................... 148 155,589
4.38% , 04/30/30 ................... 1,196 1,203,373
4.00% , 10/29/30 ................... 168 166,475
4.75% , 11/01/31 ................... 591 603,441
Reynolds American, Inc., 5.70%, 08/15/35 .... 115 119,950
6,974,512
Trading Companies & Distributors — 0.4%
Air Lease Corp.
1.88% , 08/15/26 ................... 664 654,160
5.85% , 12/15/27 ................... 46 47,285

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
3.00% , 02/01/30 ................... USD 33 $ 30,934
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 ................... 683 671,865
4.80% , 10/24/30 ................... 1,288 1,288,487
GATX Corp., 5.40%, 03/15/27 ........... 257 260,661
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
...................... 266 273,279
3,226,671
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(e)
... 28 6,274
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.63%, 04/22/29 ... 262 256,207
Rogers Communications, Inc.
3.20% , 03/15/27 ................... 126 124,734
3.80% , 03/15/32 ................... 132 124,366
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
................ 107 111,944
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
..................... 58 61,074
T-Mobile USA, Inc.
2.05% , 02/15/28 ................... 186 178,551
3.88% , 04/15/30 ................... 240 236,010
2.55% , 02/15/31 ................... 13 11,877
2.25% , 11/15/31 ................... 246 217,882
2.70% , 03/15/32 ................... 24 21,577
6.70% , 12/15/33 ................... 91 102,010
1,446,232
Total Corporate Bonds — 27 .3%
(Cost: $ 232,624,445 ) .............................. 236,163,817
Equity-Linked Notes
Automobiles — 0.1%
(b)(d)
Royal Bank of Canada ( Tesla, Inc. ) ,
30.98% , 02/04/26 .................. 1 257,935
Societe Generale SA ( Tesla, Inc. ) ,
29.41% , 01/28/26 .................. 1 416,256
674,191
Banks — 0.2%
(b)(d)
BNP Paribas SA ( Citigroup, Inc. ) ,
13.66% , 01/23/26 .................. 4 451,838
Societe Generale SA (Bank of America Corp.)
15.75% , 01/27/26 .................. 8 440,550
11.14% , 02/06/26 .................. 7 388,168
Societe Generale SA ( Citigroup, Inc. ) ,
14.81% , 02/03/26 .................. 4 456,534
1,737,090
Biotechnology — 0.0%
(b)(d)
Societe Generale SA ( Vertex Pharmaceuticals,
Inc. ) , 15.41% , 02/06/26 ............... —
(m)
167,458
UBS AG ( Vertex Pharmaceuticals, Inc. ) ,
17.00% , 02/13/26 .................. —
(m)
169,612
337,070
Broadline Retail — 0.1%
(b)(d)
Mizuho Markets Cayman LP ( Amazon.com, Inc. ) ,
13.52% , 01/07/26 .................. 1 139,280
Royal Bank of Canada ( Amazon.com, Inc. ) ,
18.20% , 01/16/26 .................. 2 563,006
702,286
Security
Par (000)
Par (000) Value
Capital Markets — 0.1%
(b)(d)
Barclays Bank plc ( Robinhood Markets, Inc. ) ,
19.28% , 01/14/26 .................. USD —
(m)
$ 48,295
JPMorgan Structured Products BV ( Raymond
James Financial, Inc. ) , 15.68% , 02/06/26 ... 1 147,784
Mizuho Markets Cayman LP ( Raymond James
Financial, Inc. ) , 14.37% , 02/13/26 ........ 1 149,179
Morgan Stanley & Co. LLC ( Coinbase Global,
Inc. ) , 18.95% , 01/16/26 ............... —
(m)
26,711
Morgan Stanley & Co. LLC ( State Street Corp. ) ,
16.51% , 02/20/26 .................. 2 206,977
Royal Bank of Canada ( MSCI, Inc. ) ,
11.95% , 01/09/26 .................. —
(m)
198,866
Royal Bank of Canada ( Robinhood Markets,
Inc. ) , 19.03% , 01/23/26 ............... —
(m)
42,846
Toronto-Dominion Bank (The) ( Coinbase Global,
Inc. ) , 17.74% , 01/23/26 ............... —
(m)
24,502
UBS AG ( State Street Corp. ) , 18.60% , 02/11/26 2 204,755
1,049,915
Chemicals — 0.0%
(b)(d)
Mizuho Markets Cayman LP ( Ecolab, Inc. ) ,
15.60% , 02/13/26 .................. —
(m)
44,688
Societe Generale SA ( Ecolab, Inc. ) ,
12.61% , 02/06/26 .................. —
(m)
43,370
88,058
Commercial Services & Supplies — 0.1%
(b)(d)
BNP Paribas SA ( Rollins, Inc. ) , 15.97% , 02/20/26 5 314,246
Citigroup, Inc. ( Rollins, Inc. ) , 14.39% , 02/06/26 . 5 309,444
Mizuho Markets Cayman LP (Waste
Management, Inc.)
11.57% , 01/09/26 .................. 1 222,293
9.57% , 02/11/26 ................... 1 194,532
1,040,515
Communications Equipment — 0.1%
(b)(d)
Barclays Bank plc ( Arista Networks, Inc. ) ,
21.87% , 01/23/26 .................. 1 76,611
Barclays Bank plc ( Motorola Solutions, Inc. ) ,
13.94% , 01/16/26 .................. —
(m)
35,572
BNP Paribas SA ( Cisco Systems, Inc. ) ,
14.80% , 01/23/26 .................. 2 165,200
BNP Paribas SA ( Motorola Solutions, Inc. ) ,
12.81% , 02/20/26 .................. —
(m)
32,961
Mizuho Markets Cayman LP ( Arista Networks,
Inc. ) , 26.22% , 01/09/26 ............... 1 78,063
Mizuho Markets Cayman LP ( Cisco Systems,
Inc. ) , 13.72% , 01/14/26 ............... 2 163,653
552,060
Consumer Finance — 0.2%
(b)(d)
Morgan Stanley & Co. LLC ( Capital One
Financial Corp. ) , 17.10% , 02/10/26 ....... 2 476,748
Societe Generale SA (Capital One Financial
Corp.)
17.18% , 01/27/26 .................. 2 482,220
17.80% , 02/03/26 .................. 2 493,302
1,452,270
Consumer Staples Distribution & Retail — 0.3%
(b)(d)
BNP Paribas SA ( Costco Wholesale Corp. ) ,
10.09% , 01/21/26 .................. —
(m)
382,519
BNP Paribas SA (Walmart, Inc.)
12.74% , 01/16/26 .................. 6 617,212
13.60% , 02/04/26 .................. 5 580,311
Mizuho Markets Cayman LP ( Walmart, Inc. ) ,
11.15% , 01/28/26 .................. 4 463,075

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Royal Bank of Canada ( Costco Wholesale
Corp. ) , 10.68% , 02/04/26 ............. USD 1 $ 563,811
2,606,928
Containers & Packaging — 0.1%
(b)(d)
BNP Paribas SA ( Avery Dennison Corp. ) ,
12.46% , 02/13/26 .................. 2 357,406
Societe Generale SA ( Avery Dennison Corp. ) ,
14.19% , 02/06/26 .................. 2 354,780
Toronto-Dominion Bank (The) ( Amcor plc ) ,
22.06% , 01/21/26 .................. 60 502,906
1,215,092
Distributors — 0.0%
Barclays Bank plc ( Genuine Parts Co. ) ,
17.46% , 01/14/26
(b) (d)
................ —
(m)
44,408
Electric Utilities — 0.2%
(b)(d)
Barclays Bank plc ( American Electric Power Co.,
Inc. ) , 11.72% , 01/07/26 ............... 1 83,060
Mizuho Markets Cayman LP ( FirstEnergy Corp. ) ,
15.17% , 01/07/26 .................. 9 405,554
Morgan Stanley & Co. LLC ( American Electric
Power Co., Inc. ) , 12.45% , 01/14/26 ....... 1 84,310
Societe Generale SA (FirstEnergy Corp.)
9.82% , 01/21/26 ................... 9 418,745
9.25% , 01/28/26 ................... 9 408,998
1,400,667
Electrical Equipment — 0.0%
(b)(d)
BMO Capital Markets Corp. ( GE Vernova, Inc. ) ,
26.89% , 02/11/26 .................. —
(m)
101,264
Mizuho Markets Cayman LP ( GE Vernova, Inc. ) ,
28.20% , 01/13/26 .................. —
(m)
92,057
193,321
Electronic Equipment, Instruments & Components — 0.0%
(b)(d)
Barclays Bank plc ( Keysight Technologies, Inc. ) ,
17.22% , 01/14/26 .................. —
(m)
34,487
BNP Paribas SA (TE Connectivity plc)
15.26% , 01/16/26 .................. —
(m)
36,818
21.27% , 02/20/26 .................. —
(m)
35,175
Mizuho Markets Cayman LP ( Amphenol Corp. ) ,
19.32% , 01/09/26 .................. 1 86,329
Mizuho Markets Cayman LP (Corning, Inc.)
19.52% , 01/07/26 .................. —
(m)
36,708
20.80% , 01/13/26 .................. —
(m)
35,429
Morgan Stanley & Co. LLC ( Amphenol Corp. ) ,
27.11% , 02/10/26 .................. 1 88,386
Societe Generale SA ( Keysight Technologies,
Inc. ) , 13.49% , 01/27/26 ............... —
(m)
35,073
388,405
Energy Equipment & Services — 0.1%
(b)(d)
BNP Paribas SA (SLB Ltd.)
17.13% , 02/04/26 .................. 8 291,400
19.65% , 02/11/26 .................. 8 299,783
Societe Generale SA ( Baker Hughes Co. ) ,
16.26% , 01/27/26 .................. 10 473,472
1,064,655
Entertainment — 0.0%
Royal Bank of Canada ( Netflix, Inc. ) ,
16.58% , 01/16/26
(b) (d)
................ —
(m)
41,013
Financial Services — 0.3%
(b)(d)
BMO Capital Markets Corp. ( Mastercard, Inc. ) ,
11.55% , 02/13/26 .................. —
(m)
250,450
BNP Paribas SA ( Apollo Global Management,
Inc. ) , 17.30% , 01/23/26 ............... —
(m)
34,872
Security
Par (000)
Par (000) Value
Financial Services (continued)
BNP Paribas SA ( Visa, Inc. ) , 11.79% , 02/18/26 . USD 1 $ 326,577
Canadian Imperial Bank of Commerce ( Berkshire
Hathaway, Inc. ) , 6.30% , 01/27/26 ........ 1 545,143
JPMorgan Structured Products BV ( Berkshire
Hathaway, Inc. ) , 7.11% , 01/21/26 ........ 1 553,002
JPMorgan Structured Products BV ( Fiserv, Inc. ) ,
20.30% , 01/16/26 .................. —
(m)
19,637
JPMorgan Structured Products BV ( Visa, Inc. ) ,
11.14% , 02/10/26 .................. 1 318,943
Royal Bank of Canada ( Apollo Global
Management, Inc. ) , 23.36% , 01/16/26 ..... —
(m)
35,409
Royal Bank of Canada (PayPal Holdings, Inc.)
18.26% , 01/13/26 .................. —
(m)
29,275
16.92% , 01/23/26 .................. 1 30,231
Toronto-Dominion Bank (The) ( Fiserv, Inc. ) ,
19.54% , 01/23/26 .................. —
(m)
19,597
UBS AG ( Mastercard, Inc. ) , 12.70% , 02/04/26 . —
(m)
242,681
2,405,817
Ground Transportation — 0.0%
Royal Bank of Canada (Uber Technologies,
Inc.)
(b)(d)
17.52% , 01/09/26 .................. 1 97,922
20.05% , 02/18/26 .................. 1 89,871
187,793
Health Care Equipment & Supplies — 0.0%
(b)(d)
Societe Generale SA ( GE HealthCare
Technologies, Inc. ) , 14.16% , 02/06/26 ..... 2 185,052
Toronto-Dominion Bank (The) ( GE HealthCare
Technologies, Inc. ) , 15.41% , 02/13/26 ..... 2 188,053
373,105
Health Care Providers & Services — 0.6%
(b)(d)
Barclays Bank plc ( HCA Healthcare, Inc. ) ,
18.35% , 02/06/26 .................. 1 545,206
BNP Paribas SA ( Cencora, Inc. ) ,
13.06% , 02/06/26 .................. 1 440,423
BNP Paribas SA ( McKesson Corp. ) ,
14.57% , 02/04/26 .................. 1 478,582
BNP Paribas SA ( UnitedHealth Group, Inc. ) ,
20.15% , 02/10/26 .................. 1 396,290
JPMorgan Structured Products BV ( Universal
Health Services, Inc. ) , 15.31% , 02/10/26 ... 1 282,329
Nomura Holdings, Inc. ( McKesson Corp. ) ,
11.90% , 01/09/26 .................. —
(m)
300,259
Royal Bank of Canada ( UnitedHealth Group,
Inc. ) , 17.36% , 02/18/26 ............... 1 400,732
Royal Bank of Canada ( Universal Health
Services, Inc. ) , 12.69% , 02/18/26 ........ 1 286,255
Societe Generale SA ( Cardinal Health, Inc. ) ,
18.16% , 02/20/26 .................. 1 154,579
Societe Generale SA (Cencora, Inc.)
12.41% , 01/21/26 .................. 1 478,755
12.93% , 01/28/26 .................. 1 478,470
Societe Generale SA ( HCA Healthcare, Inc. ) ,
20.74% , 01/28/26 .................. 1 441,534
UBS AG ( Cardinal Health, Inc. ) ,
19.10% , 02/11/26 .................. 1 154,512
4,837,926
Hotels, Restaurants & Leisure — 0.0%
(b)(d)
Barclays Bank plc ( Domino's Pizza, Inc. ) ,
16.68% , 01/21/26 .................. —
(m)
91,587
Barclays Bank plc ( DoorDash, Inc. ) ,
18.73% , 02/18/26 .................. —
(m)
40,860
BNP Paribas SA ( Domino's Pizza, Inc. ) ,
16.15% , 02/03/26 .................. —
(m)
89,990

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
JPMorgan Structured Products BV ( DoorDash,
Inc. ) , 20.08% , 01/14/26 ............... USD —
(m)
$ 45,680
268,117
Insurance — 0.2%
(b)(d)
Canadian Imperial Bank of Commerce ( Hartford
Insurance Group, Inc. (The) ) , 8.80% , 01/28/26 3 469,723
Mizuho Markets Cayman LP ( Hartford Insurance
Group, Inc. (The) ) , 7.42% , 02/13/26 ...... 3 443,666
Royal Bank of Canada ( Hartford Insurance
Group, Inc. (The) ) , 10.20% , 02/06/26 ..... 3 429,103
1,342,492
Interactive Media & Services — 0.6%
(b)(d)
Barclays Bank plc (Alphabet, Inc.)
16.21% , 01/13/26 .................. 3 821,046
17.80% , 02/03/26 .................. 3 876,106
Barclays Bank plc (Meta Platforms, Inc.)
20.39% , 02/06/26 .................. 1 515,458
18.86% , 02/18/26 .................. 1 521,997
BMO Capital Markets Corp. ( Alphabet, Inc. ) ,
20.94% , 02/18/26 .................. 3 883,801
Morgan Stanley & Co. LLC ( Alphabet, Inc. ) ,
25.60% , 02/10/26 .................. 3 882,972
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
14.01% , 01/27/26 .................. 1 502,028
5,003,408
IT Services — 0.1%
(b)(d)
BMO Capital Markets Corp. ( International
Business Machines Corp. ) , 22.50% , 02/18/26 1 152,687
Morgan Stanley & Co. LLC ( Accenture plc ) ,
23.40% , 01/13/26 .................. —
(m)
87,544
Societe Generale SA ( International Business
Machines Corp. ) , 15.17% , 01/28/26 ...... —
(m)
144,802
UBS AG ( Accenture plc ) , 22.80% , 02/11/26 ... —
(m)
82,261
467,294
Life Sciences Tools & Services — 0.1%
(b)(d)
BNP Paribas SA ( IQVIA Holdings, Inc. ) ,
16.04% , 02/10/26 .................. —
(m)
73,194
Royal Bank of Canada ( IQVIA Holdings, Inc. ) ,
15.30% , 02/03/26 .................. —
(m)
72,858
Societe Generale SA ( IQVIA Holdings, Inc. ) ,
14.77% , 01/21/26 .................. 1 291,987
438,039
Machinery — 0.2%
(b)(d)
Barclays Bank plc ( IDEX Corp. ) ,
14.95% , 01/09/26 .................. 1 95,809
Citigroup, Inc. ( Nordson Corp. ) ,
14.88% , 02/11/26 .................. 1 284,080
JPMorgan Structured Products BV ( Nordson
Corp. ) , 16.59% , 02/04/26 ............. 1 228,149
Morgan Stanley & Co. LLC ( Nordson Corp. ) ,
17.05% , 01/28/26 .................. 1 204,053
Morgan Stanley & Co. LLC ( Otis Worldwide
Corp. ) , 12.16% , 02/13/26 ............. 5 474,269
Royal Bank of Canada ( Otis Worldwide Corp. ) ,
12.09% , 02/03/26 .................. 5 469,840
Societe Generale SA ( Nordson Corp. ) ,
15.68% , 01/21/26 .................. 1 208,600
1,964,800
Media — 0.1%
(b)(d)
Barclays Bank plc ( Charter Communications,
Inc. ) , 24.87% , 01/13/26 ............... —
(m)
92,260
Mizuho Markets Cayman LP ( Charter
Communications, Inc. ) , 22.00% , 01/27/26 .. —
(m)
92,574
Security
Par (000)
Par (000) Value
Media (continued)
Societe Generale SA ( Omnicom Group, Inc. ) ,
23.67% , 01/28/26 .................. USD 8 $ 599,165
Toronto-Dominion Bank (The) ( Omnicom Group,
Inc. ) , 21.18% , 02/11/26 ............... 6 455,521
1,239,520
Oil, Gas & Consumable Fuels — 0.1%
(b)(d)
Canadian Imperial Bank of Commerce ( Exxon
Mobil Corp. ) , 12.30% , 02/03/26 ......... 1 161,145
Citigroup, Inc. ( Exxon Mobil Corp. ) ,
15.32% , 01/07/26 .................. 3 371,242
Mizuho Markets Cayman LP ( Exxon Mobil Corp. ) ,
11.72% , 02/10/26 .................. 1 160,961
693,348
Professional Services — 0.0%
(b)(d)
BNP Paribas SA ( Automatic Data Processing,
Inc. ) , 15.26% , 01/13/26 ............... —
(m)
56,470
Morgan Stanley & Co. LLC ( Automatic Data
Processing, Inc. ) , 12.02% , 02/13/26 ...... —
(m)
55,413
111,883
Residential REITs — 0.1%
(b)(d)
Barclays Bank plc ( Essex Property Trust, Inc. ) ,
17.21% , 01/09/26 .................. —
(m)
85,066
Barclays Bank plc ( Invitation Homes, Inc. ) ,
16.28% , 01/07/26 .................. 11 304,604
BNP Paribas SA ( Essex Property Trust, Inc. ) ,
20.18% , 02/04/26 .................. —
(m)
43,999
Morgan Stanley & Co. LLC ( Invitation Homes,
Inc. ) , 21.07% , 02/04/26 ............... 12 332,938
Royal Bank of Canada ( Essex Property Trust,
Inc. ) , 20.10% , 01/28/26 ............... —
(m)
43,917
Societe Generale SA ( Invitation Homes, Inc. ) ,
19.05% , 01/27/26 .................. 11 308,119
1,118,643
Semiconductors & Semiconductor Equipment — 1.0%
(b)(d)
Barclays Bank plc ( Intel Corp. ) , 25.91% , 01/14/26 2 80,544
Barclays Bank plc ( Lam Research Corp. ) ,
23.08% , 01/07/26 .................. 1 105,790
Barclays Bank plc ( Micron Technology, Inc. ) ,
34.97% , 01/13/26 .................. 1 146,608
Barclays Bank plc ( NVIDIA Corp. ) ,
20.36% , 02/04/26 .................. 6 1,206,285
BNP Paribas SA (KLA Corp.)
18.51% , 01/13/26 .................. —
(m)
81,277
24.72% , 02/18/26 .................. —
(m)
83,867
BNP Paribas SA (Texas Instruments, Inc.)
14.76% , 01/14/26 .................. —
(m)
83,364
25.46% , 02/20/26 .................. —
(m)
77,677
Citigroup, Inc. ( Analog Devices, Inc. ) ,
21.18% , 01/16/26 .................. —
(m)
68,830
Citigroup, Inc. ( Broadcom, Inc. ) ,
27.29% , 01/16/26 .................. 2 531,273
JPMorgan Structured Products BV ( NXP
Semiconductors NV ) , 21.16% , 01/21/26 ... —
(m)
27,742
Mizuho Markets Cayman LP ( Advanced Micro
Devices, Inc. ) , 27.62% , 01/07/26 ........ 1 179,814
Mizuho Markets Cayman LP ( Applied Materials,
Inc. ) , 24.37% , 01/07/26 ............... —
(m)
97,789
Mizuho Markets Cayman LP ( Micron Technology,
Inc. ) , 43.22% , 02/11/26 ............... 1 159,419
Mizuho Markets Cayman LP ( NVIDIA Corp. ) ,
20.67% , 01/28/26 .................. 6 1,195,113
Morgan Stanley & Co. LLC ( Advanced Micro
Devices, Inc. ) , 32.54% , 02/10/26 ........ 1 183,938

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Morgan Stanley & Co. LLC ( Broadcom, Inc. ) ,
27.09% , 02/10/26 .................. USD 1 $ 485,447
Nomura Holdings, Inc. ( QUALCOMM, Inc. ) ,
19.71% , 01/09/26 .................. 1 99,639
Royal Bank of Canada ( Broadcom, Inc. ) ,
30.15% , 01/23/26 .................. 1 460,515
Royal Bank of Canada ( Intel Corp. ) ,
32.29% , 02/03/26 .................. 2 78,677
Royal Bank of Canada (NVIDIA Corp.)
19.74% , 01/21/26 .................. 6 1,208,765
20.54% , 02/13/26 .................. 7 1,210,384
Royal Bank of Canada ( QUALCOMM, Inc. ) ,
16.81% , 02/18/26 .................. 1 95,199
Societe Generale SA ( NXP Semiconductors NV ) ,
20.31% , 01/28/26 .................. —
(m)
28,340
Toronto-Dominion Bank (The) ( Analog Devices,
Inc. ) , 15.05% , 01/27/26 ............... —
(m)
70,389
UBS AG ( Applied Materials, Inc. ) ,
22.30% , 02/10/26 .................. —
(m)
103,186
UBS AG ( Lam Research Corp. ) ,
26.80% , 02/11/26 .................. 1 113,747
8,263,618
Software — 0.7%
(b)(d)
Barclays Bank plc ( Adobe, Inc. ) ,
21.02% , 01/13/26 .................. —
(m)
80,435
Barclays Bank plc ( AppLovin Corp. ) ,
35.27% , 01/14/26 .................. —
(m)
101,587
Barclays Bank plc ( Intuit, Inc. ) , 14.20% , 01/16/26 —
(m)
95,753
Barclays Bank plc ( Microsoft Corp. ) ,
14.98% , 02/06/26 .................. 2 989,845
Barclays Bank plc ( Synopsys, Inc. ) ,
21.91% , 01/09/26 .................. —
(m)
48,844
BMO Capital Markets Corp. ( Microsoft Corp. ) ,
14.45% , 02/24/26 .................. 2 998,193
BNP Paribas SA ( Adobe, Inc. ) , 16.34% , 02/13/26 —
(m)
79,122
BNP Paribas SA ( Crowdstrike Holdings, Inc. ) ,
23.45% , 02/18/26 .................. —
(m)
61,348
JPMorgan Structured Products BV (Autodesk,
Inc.)
19.78% , 01/13/26 .................. —
(m)
33,935
13.34% , 01/21/26 .................. —
(m)
32,766
JPMorgan Structured Products BV ( Microsoft
Corp. ) , 9.79% , 01/07/26 .............. 2 953,333
JPMorgan Structured Products BV ( Oracle
Corp. ) , 27.82% , 01/14/26 ............. 1 172,221
JPMorgan Structured Products BV ( Palo Alto
Networks, Inc. ) , 16.38% , 01/16/26 ....... —
(m)
66,239
Mizuho Markets Cayman LP ( AppLovin Corp. ) ,
35.32% , 01/07/26 .................. —
(m)
102,573
Mizuho Markets Cayman LP ( Crowdstrike
Holdings, Inc. ) , 23.42% , 01/09/26 ........ —
(m)
62,248
Mizuho Markets Cayman LP ( Microsoft Corp. ) ,
10.07% , 01/28/26 .................. 2 977,990
Mizuho Markets Cayman LP ( ServiceNow, Inc. ) ,
15.72% , 01/09/26 .................. —
(m)
87,673
Morgan Stanley & Co. LLC ( Palantir
Technologies, Inc. ) , 36.76% , 02/11/26 ..... 1 208,531
Royal Bank of Canada (Cadence Design
Systems, Inc.)
19.29% , 01/14/26 .................. —
(m)
47,987
17.83% , 02/18/26 .................. —
(m)
42,619
Royal Bank of Canada ( Palantir Technologies,
Inc. ) , 27.50% , 02/20/26 ............... 1 209,310
Royal Bank of Canada ( Palo Alto Networks, Inc. ) ,
15.13% , 01/23/26 .................. —
(m)
66,453
Security
Par (000)
Par (000) Value
Software (continued)
Royal Bank of Canada ( Salesforce, Inc. ) ,
20.85% , 01/07/26 .................. USD 1 $ 136,822
Royal Bank of Canada ( ServiceNow, Inc. ) ,
32.95% , 02/13/26 .................. 1 87,167
Royal Bank of Canada ( Synopsys, Inc. ) ,
18.31% , 01/23/26 .................. —
(m)
47,419
Societe Generale SA ( Intuit, Inc. ) ,
12.74% , 01/23/26 .................. —
(m)
102,171
Toronto-Dominion Bank (The) ( Oracle Corp. ) ,
24.58% , 01/27/26 .................. 1 163,102
Toronto-Dominion Bank (The) ( Salesforce, Inc. ) ,
21.96% , 01/21/26 .................. 1 130,504
6,186,190
Specialty Retail — 0.4%
(b)(d)
BNP Paribas SA ( AutoZone, Inc. ) ,
15.69% , 02/03/26 .................. —
(m)
395,848
BNP Paribas SA ( Home Depot, Inc. (The) ) ,
11.88% , 02/04/26 .................. 2 528,861
BNP Paribas SA ( O'Reilly Automotive, Inc. ) ,
8.93% , 01/27/26 ................... 4 384,875
Canadian Imperial Bank of Commerce ( O'Reilly
Automotive, Inc. ) , 11.10% , 02/03/26 ...... 4 385,476
Mizuho Markets Cayman LP ( Home Depot, Inc.
(The) ) , 15.85% , 01/27/26 ............. 1 477,053
Nomura Holdings, Inc. ( Home Depot, Inc. (The) ) ,
17.26% , 01/13/26 .................. 1 485,629
Nomura Holdings, Inc. ( O'Reilly Automotive, Inc. ) ,
9.63% , 01/14/26 ................... 4 383,531
Societe Generale SA ( AutoZone, Inc. ) ,
12.44% , 01/21/26 .................. —
(m)
355,473
3,396,746
Technology Hardware, Storage & Peripherals — 0.5%
(b)(d)
Morgan Stanley & Co. LLC (Apple, Inc.)
12.70% , 02/03/26 .................. 4 1,057,714
13.42% , 02/10/26 .................. 4 1,081,463
Morgan Stanley & Co. LLC ( Seagate Technology
Holdings plc ) , 24.10% , 02/11/26 ......... —
(m)
33,739
Societe Generale SA (Apple, Inc.)
10.27% , 01/16/26 .................. 4 1,075,903
11.38% , 01/27/26 .................. 4 1,073,132
Toronto-Dominion Bank (The) ( Seagate
Technology Holdings plc ) , 24.75% , 02/04/26 —
(m)
33,451
4,355,402
Trading Companies & Distributors — 0.1%
(b)(d)
Barclays Bank plc ( Fastenal Co. ) ,
14.79% , 02/03/26 .................. 13 537,616
Royal Bank of Canada ( Fastenal Co. ) ,
16.63% , 01/23/26 .................. 13 532,764
1,070,380
Total Equity-Linked Notes — 6 .7%
(Cost: $ 58,454,038 ) ............................... 58,312,465
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 172 166,303
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 30 29,871

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... USD 311 $ 309,878
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 512,683 ) ................................. 506,052
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
06/24/30
(n)
....................... 177 177,637
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37%
,
05/25/29 ............. 417 210,886
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.37%
,
05/25/29 ............. 57 28,916
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
10/31/30 ................... 193 193,645
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
08/03/29 ... 254 254,739
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
10/31/31 ............. 530 531,955
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
10/31/31 ............. 202 202,884
Goat Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
01/27/32 ................... 77 77,251
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 2.50% Floor + 0.50%;
6-mo. CME Term SOFR at 2.50% Floor +
0.50% at 0.50% Floor + 0.00%), 6.32% -
6.54%
,
02/26/32 ................... 114 114,142
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.43%
,
02/26/32 ............. 1 1,034
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.69%
,
02/01/28 ................... 310 287,203
Propulsion (BC) Finco SARL, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 6.17%
,
12/01/32 ............ 105 105,521
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
11/06/28
(e)
....... 50 50,619
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
02/28/31 ................... 955 957,895
TransDigm, Inc., 1st Lien Term Loan K , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.97%
,
03/22/30 ................... 622 623,832
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
01/19/32 ................... 149 149,666
TransDigm, Inc., 1st Lien Term Loan M , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
08/19/32 ................... 547 548,795
4,516,620
Security
Par (000)
Par (000) Value
Automobile Components — 0.3%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
11/08/32 .............. USD 165 $ 165,688
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22% , 05/06/30 ........... 671 671,039
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.47% , 01/28/32 ........... 284 285,353
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.84%
,
01/30/32 ............ 103 103,259
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.67%
,
06/04/31 ................... 414 414,920
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
11/16/29 ................... 128 128,686
RealTruck Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 7.58% , 01/31/28 ........... 35 26,398
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.83% , 01/31/28 ........... 101 77,564
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.77% -
8.99%
,
11/17/28 ................... 270 265,035
2,137,942
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.97%
,
01/22/31 ........ 99 99,029
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
07/02/31 ............. 196 195,431
294,460
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.02% , 01/24/29 ........... 149 97,752
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.17% , 01/24/29 ........... 279 276,635
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.77% , 01/24/30 ........... 105 26,642
Sazerac Co., Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.28%
,
06/25/32 ................... 193 192,704
593,733
Biotechnology — 0.1%
PAREXEL International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
12/12/31
(a)
............ 525 526,630
Broadline Retail — 0.1%
(a)
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.21%
,
08/30/32 ............. 253 254,159
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.47%
,
03/15/30 ............. 351 347,527
601,686

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.2%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
05/14/29 ................... USD 18 $ 17,823
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.47%
,
09/08/32 ................... 540 540,408
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.97%
,
07/08/30 ............. 183 176,154
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
10/27/32 ................... 239 237,495
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
08/05/31 ................... 542 524,735
1,496,615
Capital Markets — 0.4%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.81%
,
11/01/30 ................... 107 107,963
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
2.75% Floor + 0.00%; 6-mo. CME Term SOFR
at 2.75% Floor + 0.00% at 0.00% Floor +
0.00%), 6.42% - 6.95%
,
02/18/31 ........ 406 404,713
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
08/09/30 ............. 75 75,004
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
11/25/32 .............. 235 234,589
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
12/20/29 ................... 290 290,236
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.92%
,
11/25/31 .............. 271 271,871
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
10/29/32
(e)
............ 298 298,636
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.67%
,
10/31/31 .. 287 288,841
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.72%
,
04/07/28 .. 271 272,084
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.22%
,
09/15/31 ........ 405 405,344
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
09/05/31 ............ 85 84,857
Hudson River Trading LLC, 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.49%
,
03/18/30 ............. 80 80,092
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.82%
,
12/15/31 ............. 616 612,442
Osaic Holdings, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.60%
,
08/02/32 ................... 363 364,292
3,790,964
Security
Par (000)
Par (000) Value
Chemicals — 0.5%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.82%
,
11/24/27 ............ USD 188 $ 171,562
Chemours Co. LLC, 1st Lien Term Loan B4 ,
10/15/32
(n)
....................... 416 410,126
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.75%
,
11/01/30 ................... 306 306,678
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.61%
,
10/04/29 ............. 82 79,031
Element Solutions, Inc., 1st Lien Term Loan ,
12/18/30
(n)
....................... 80 80,366
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
12/18/30 ............. 292 292,994
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
03/29/32 ................... 108 107,208
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.58%
,
02/15/30 ................... 203 202,792
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
02/18/30 ............. 64 51,663
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.97%
,
10/07/31 ............. 89 59,178
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.70%
,
07/03/28 ............. 279 243,381
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
11/26/31
(e)
............ 138 138,571
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.04%
,
04/03/28 ............. 207 206,383
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.92%
,
11/03/32 ............ 271 269,138
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
06/23/31 ........ 453 448,299
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.29%
,
04/08/31 .. 112 82,685
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.87%
,
10/09/31 ............. 86 86,671
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.52%
,
10/29/32 ........ 228 228,999
Sparta US HoldCo LLC, 1st Lien Term Loan ,
08/02/30
(n)
....................... 364 360,376
WR Grace Holding LLC, 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.00%
,
08/19/32 ............. 144 143,505
3,969,606

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/24/30 ........ USD 99 $ 98,810
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
08/20/32 ............. 869 873,035
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (1-day SOFR at 0.00% Floor + 2.90%),
6.81%
,
11/17/31 ................... 84 84,495
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
06/24/30 ............. 437 438,300
Aramark Services, Inc., 1st Lien Term Loan B9 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
04/06/28 ............. 81 80,693
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.57%
,
09/06/27 ............. 239 239,633
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
04/01/32 ............ 256 256,453
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.22%
,
10/11/32 ................... 128 129,066
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
10/01/32 ............. 53 53,121
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.75%
,
02/01/29 ............. 343 344,056
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
06/02/31 ............ 200 200,060
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.48%
,
10/17/30 ............ 73 72,840
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.94%
,
10/30/28 ................... 305 192,106
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/11/32 ................... 442 443,133
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
10/15/30 ... 53 53,139
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.58%
,
03/08/32 ... 498 496,747
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
06/28/30
(e)
............ 174 173,426
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
01/15/31 ............. 67 67,000
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.98%
,
11/30/28 .............. 134 134,207
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.93%
,
02/15/29 ... 47 43,321
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
7.82%
,
11/02/27 ................... USD 61 $ 60,015
4,533,656
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
10/24/30
(a)
.................. 161 161,063
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.35%
,
08/01/30 ........ 441 401,039
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
11/03/31 .............. 65 65,748
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.97%
,
12/18/31 ............. 147 147,692
614,479
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
01/31/31 ................... 299 300,337
MSOF BEACON LLC, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 3.00%),
6.54%
,
12/09/32
(e)
.................. 192 192,720
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.72%
,
03/08/29 ................... 64 56,760
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
04/14/31 ............. 257 257,647
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
03/19/29 ............. 222 223,028
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.97%
,
02/10/32 ............. 221 221,961
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.48%
,
09/22/28 ............. 44 44,134
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.97%
,
10/19/29 ... 696 699,074
1,995,661
Consumer Staples Distribution & Retail — 0.0%
(a)
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.32%
,
02/07/28 ................... 55 55,464
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47% , 11/22/28 ............ 41 41,378
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47% , 10/03/31 ........... 198 199,362
296,204

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.50%
,
11/29/30 ............ USD 664 $ 665,189
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.89% , 04/13/29 ........... 35 35,006
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.97% , 04/01/32 ........... 307 307,049
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.41%
,
07/30/32 ................... 350 349,685
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.23%
,
04/15/30 ... 180 176,063
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
02/01/29 ................... 135 135,639
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.88% - 7.90%
,
09/15/28 ........ 33 32,860
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.47%
,
03/04/32 ............ 53 53,481
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.22%
,
09/15/32 ... 91 90,979
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
09/15/28 ............. 167 160,223
2,006,174
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.83%
,
10/28/27
(a)
.................. 84 73,425
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.50% Floor + 1.75%), 5.47%
,
08/23/32 ... 235 236,136
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 7.67% -
7.88%
,
08/11/28 ................... 16 12,943
OMNIA Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
12/31/32 ............. 153 153,544
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.82%
,
02/07/31 ............. 144 144,994
URSA Minor US Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.09%
,
03/26/31 ............. 116 116,358
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
01/30/31 ................... 344 344,030
1,008,005
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.92%
,
05/18/30
(a)
............ 200 199,933
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
8.50%
,
01/30/26
(e)
.................. USD 81 $ 79,802
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
03/29/32 ............. 614 615,382
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 9.72%
,
06/01/28 ............. 7 6,878
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.18%
,
04/16/29 ............. 175 173,818
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.18%
,
04/15/30 ............. 232 229,926
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 4.25% Floor + 0.75%;
3-mo. CME Term SOFR at 4.25% Floor +
0.75% at 0.75% Floor + 0.04%), 8.08% -
8.33%
,
09/01/28 ................... 85 81,058
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.33%
,
09/25/29 ................... 267 204,428
Sunrise Financing Partnership, Facility 1st Lien
Term Loan AAA1 , (12-mo. CME Term SOFR
at 0.00% Floor + 2.50%), 6.26%
,
02/17/32 .. 80 80,243
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.11%
,
01/31/29 ........ 44 44,055
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/11/30
(n)
....................... 704 666,605
2,182,195
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.59%
,
04/16/31 ................... 564 565,384
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
12/20/30 ............. 289 290,056
855,440
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.48%
,
06/20/31
(e)
.................. 274 274,881
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
07/02/29 ................... 161 160,720
CoorsTek, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.68%
,
10/28/32 ................... 93 93,640
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.92%
,
10/27/32
(e)
.................. 174 174,217
703,458

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.71%
,
02/26/32 ................... USD 234 $ 232,184
Stakeholder Midstream LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.04%
,
01/02/31 ............. 115 115,072
347,256
Entertainment — 0.4%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.03%
,
07/22/30
(e)
............ 184 183,453
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
10/01/31 ............. 577 578,492
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(n)
....................... 558 559,704
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.73%
,
10/21/32 ........ 293 293,000
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , 11/13/29
(n)
..................... 387 342,728
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.87%
,
11/21/31 ........ 632 634,075
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.57%
,
01/24/31 ............. 577 578,233
3,169,685
Financial Services — 0.6%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.97%
,
12/21/28 ........ 218 218,501
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 5.97%
,
02/13/32 .. 114 114,013
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
07/30/31 ............ 70 69,926
Apex Group Treasury LLC, 1st Lien Term Loan B ,
02/27/32
(n)
....................... 361 339,204
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
01/03/29 ................... 479 481,085
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.12%
,
10/16/31 ............. 619 622,383
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
01/31/31 ............. 829 829,580
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.92%
,
05/19/31 ................... 683 684,015
EOC BORROWER LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
03/24/32 ............. 648 650,621
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 135 135,859
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.17%
,
01/31/30 ............. 59 59,293
Security
Par (000)
Par (000) Value
Financial Services (continued)
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
02/17/31 ............. USD 399 $ 399,667
Orion US Finco, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.32%
,
10/08/32 ............. 170 170,690
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.34%
,
05/30/31 ............. 419 420,548
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.22%
,
10/16/31
(e)
............ 26 26,097
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
04/03/28 ................... 54 54,559
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
03/05/32 ................... 99 99,168
5,375,209
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.97%
,
10/28/32 ................... 793 796,172
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
09/30/31 ........ 580 579,068
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.12%
,
09/30/32 ............. 169 168,936
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.34%
,
03/29/30 ............. 12 11,975
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.25%
,
03/31/28 ................... 171 171,571
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
01/29/32 ............. 176 177,012
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
7.62%
,
12/31/29 ................... 21 12,847
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.68%
,
12/31/29 ................... 12 1,303
1,918,884
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
04/01/32
(a)
........... 100 100,461
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
04/10/31 ............. 792 791,953
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
06/30/28 ................... 194 162,120
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
06/30/28 ................... 38 31,992

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 11.89%
,
08/20/29
(e)
............ USD 32 $ 12,034
998,099
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72% , 09/29/28 ........... 125 124,623
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.97% , 01/15/31 ........... 342 345,550
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
08/20/32 ................... 176 175,453
645,626
Health Care Providers & Services — 0.3%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
12/15/32
(e)
............ 46 46,230
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
09/20/32 ............. 31 31,397
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.59%
,
09/29/28 ............ 133 133,991
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.34%
,
11/08/32 ................... 251 251,452
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.72%
,
07/28/31 ........ 110 110,704
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.84%
,
08/01/29 ............. 266 267,116
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
11/01/28 .............. 321 322,423
EyeCare Partners LLC, 1st Lien Term Loan C ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.72%
,
11/30/28
(c) (k)
........... 7 1,058
Ingenovis Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.33%
,
03/06/28 ............. 64 17,162
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.65%
,
05/19/31 ............. 194 194,180
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.44%
,
11/01/28 ............ 39 8,273
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.94%
,
11/01/29 ........... 110 22,330
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47% , 10/23/28 ........... 277 277,905
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47% , 10/23/30 ........... 270 270,599
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47%
,
09/16/32 ............. 411 412,600
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.72%
,
11/19/31 ............ 92 92,521
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
12/19/30 ............ USD 300 $ 300,978
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.34%
,
06/30/28 ............. 80 79,799
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
08/01/31 ................... 80 80,355
2,921,073
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
02/15/29 ............. 463 463,625
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.62%
,
05/01/31 ................... 531 509,595
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.77%
,
10/01/27 ............. 104 101,875
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
11/03/31 ............ 152 152,358
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.85%
,
06/02/28 ................... 272 261,556
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
10/22/29
(e)
............ 117 117,852
1,606,861
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
09/20/30 ................... 360 359,711
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.35% , 03/11/30 ............ 36 35,999
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.35% , 03/11/30 ........... 34 33,256
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.22%
,
05/31/30
(e)
............ 183 184,025
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.37%
,
10/02/28 ............. 114 112,028
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
02/06/30 ............. 196 193,787
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
02/06/31 ............. 727 719,656
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.34%
,
12/02/31 ............. 169 165,928
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.53%
,
03/04/32 ............. 339 339,374
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
07/30/32 ........ 61 60,321

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.97%
,
01/29/29 ............. USD 745 $ 744,882
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42% , 12/02/30 ........... 572 570,792
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67% , 06/04/32 ........... 176 175,990
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.82%
,
03/10/31 ................... 12 11,167
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.67%
,
09/22/32 ............. 492 494,948
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29 ........ 144 140,916
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.97%
,
05/27/32 ............ 157 158,193
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.48%
,
11/08/30 .... 364 365,716
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.22%
,
12/16/30 ................... 279 279,812
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.99%
,
04/16/29 ........ 300 301,099
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.24%
,
08/01/30 ............. 84 78,008
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.22%
,
05/03/29 ............. 171 171,943
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.93%
,
04/04/29 ............ 150 147,268
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.72%
,
12/04/31 ... 128 126,508
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.72%
,
05/01/31 ........ 69 68,491
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
03/14/31 ............. 440 440,806
Turquoise Topco Ltd., 1st Lien Term Loan B ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.23%
,
08/13/32
(e)
............ 137 135,116
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
07/01/32 ............. 204 204,381
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.42%
,
08/03/28 ................... 137 137,665
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.47%
,
05/24/30 ............ 347 347,594
7,305,380
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.23%
,
09/26/31 ............. USD 94 $ 94,081
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.92%
,
10/24/31 ............. 90 90,346
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.42%
,
12/19/29 ............. 30 29,299
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.74%
,
10/01/32 ........ 276 276,138
489,864
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
07/31/30 ........ 388 387,767
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
01/31/31 ............. 128 127,771
Exgen Renewables IV LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.00%), 5.82%
,
12/15/27 ............. 176 176,340
Talen Energy Supply LLC, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.35% , 12/11/31 ............ 105 105,312
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67% , 11/25/32 ............ 196 195,878
993,068
Industrial Conglomerates — 0.2%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
09/13/32 ............. 59 59,406
EMRLD Borrower LP, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
08/04/31 ................... 400 400,508
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.07%
,
05/31/30 ............. 669 670,272
FCG Acquisitions, Inc., 1st Lien Term Loan ,
03/31/28
(n)
....................... 19 19,013
INNIO Group Holding GmbH, Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.13%
,
11/02/28 .... 142 142,355
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.37%
,
12/02/31 ... 126 126,316
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.49%
,
10/01/32 ............. 157 157,500
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
08/13/32 ............. 182 181,772
1,757,142
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
09/19/31 ............ 1,261 1,263,116
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
5.97%
,
01/30/32 ................... 577 578,613

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.47%
,
12/29/31 ............ USD 386 $ 386,151
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.25%
,
05/26/31 ................... 168 167,836
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
05/06/31 ............. 635 635,291
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.12%
,
06/20/30 ............. 769 772,858
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , 12/09/32
(n)
......... 201 200,639
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
6.59%
,
03/15/30 ................... 165 165,019
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.72%
,
07/02/31 ............. 83 82,786
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
09/15/31 ............. 388 387,880
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
09/27/30 ................... 333 333,136
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
11/21/29 ................... 498 498,960
5,472,285
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.47%
,
01/31/31
(a)
............ 144 141,485
IT Services — 0.7%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.07%
,
08/21/28 ................... 254 254,193
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.17%
,
09/19/30 ................... 80 79,485
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.97%
,
09/19/30 ................... 309 309,243
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.08%
,
01/31/28 ................... 69 68,666
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.08%
,
01/19/29 ................... 129 126,420
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 505 426,662
Clearwater Analytics LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.21%
,
04/21/32 ............. 166 165,275
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.84%
,
06/12/31 ........ 112 112,393
Security
Par (000)
Par (000) Value
IT Services (continued)
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.22%
,
05/30/31 ............. USD 567 $ 568,316
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.78%
,
06/27/31 ............. 101 101,000
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
05/30/31 ........ 174 174,107
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.47%
,
11/09/29 ........ 140 140,041
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
09/30/32 ............ 604 565,386
Iron Mountain, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
01/31/31 ................... 55 54,791
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.97%
,
06/17/31 ............. 381 381,861
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.97%
,
06/07/32 ............. 64 63,296
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.09%
,
07/01/31 ................... 94 93,191
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
07/16/31 ............ 387 387,400
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.22%
,
07/31/31 ... 749 751,483
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
06/30/32 ................... 105 105,283
X Corp., 1st Lien Term Loan B , (6-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.45%
,
10/26/29 .................. 656 643,625
x.AI Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.12%
,
06/28/30 .................. 391 384,916
5,957,033
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.33%
,
05/30/28
(a)
............ 49 49,153
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
07/03/28 ............. 44 44,543
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.67%
,
07/03/28 ............. 11 11,098
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/27/30 .................... 152 151,821
207,462

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.6%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.87%
,
05/21/31 ............. USD 256 $ 257,669
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 3.00% Floor
+ 0.50%; 3-mo. CME Term SOFR at 3.00%
Floor + 0.50% at 0.50% Floor + 0.00%),
6.85% - 6.87%
,
07/31/28 ............. 402 402,282
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.48%
,
03/15/30 ................... 73 73,032
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
05/15/28
(e)
............ 55 54,863
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
10/23/28 ............. 529 531,323
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.62%
,
06/12/31 ............ 99 98,997
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
01/16/32 ............. 378 379,104
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 7.59% - 7.92%
,
02/15/29 .. 645 649,201
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.42%
,
11/22/29 ................... 136 136,335
INNIO North America Holding, Inc., Facility
1st Lien Term Loan B , (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%), 6.13% -
6.18%
,
11/02/28 ................... 148 148,324
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.70%
,
06/21/28 ................... 549 551,013
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.83%
,
10/04/28 ................... 75 75,674
SPX FLOW, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.47%
,
04/05/29 ................... 477 477,590
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , 04/30/30
(n)
..................... 596 599,664
Vertiv Group Corp., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.61%
,
08/12/32 ............. 661 663,432
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.25%),
10.37% 12/18/28
(c) (k)
................. 100 12,044
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.87%
,
01/27/31 ............. 402 402,164
5,512,711
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.86%
,
05/30/31 ............. 266 265,884
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.99%
,
12/09/30 ... 85 84,526
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.24%
,
12/15/31 ... USD 147 $ 146,888
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.83%
,
08/23/28 ........ 48 47,933
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 543 473,500
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.10%
,
08/02/27 ............. 7 6,582
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.72%
,
08/30/30 ............. 58 57,873
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.79%
,
02/21/31
(e)
.................. 112 112,519
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.12%
,
05/23/29 ............. 1 699
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.75%), 8.67%
,
06/30/28 ............ 121 121,126
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.22%
,
10/17/31 ................... 247 225,464
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
09/24/32 ............. 131 131,328
Telenet Financing USD LLC, Facility 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.86%
,
05/01/28 ........ 60 59,955
1,734,277
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.27%
,
03/03/32
(a)
........... 512 513,253
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
10/01/32 ................... 83 83,069
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
11/22/32 .............. 92 92,655
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.12%
,
12/21/28 ........ 368 369,196
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.94%
,
10/04/30 ............ 17 17,519
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.74%
,
02/06/30 ................... 143 143,010
Meade Pipeline Co LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
09/22/32 ............. 50 50,250
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.59%
,
04/07/32 ................... 56 56,450

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.98%
,
10/05/28 ... USD 265 $ 265,532
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.31%
,
06/16/32 ........ 46 46,136
1,123,817
Paper & Forest Products — 0.1%
Bradyplus Holdings LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.00%
,
12/13/32
(a)
............ 404 399,285
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.13% , 04/20/28 ........... 135 135,685
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.13% , 05/28/32 ........... 117 117,924
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
03/21/31 ................... 269 269,915
American Airlines, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.69% , 01/29/27 ........... 128 127,460
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.00% , 02/15/28 ........... 354 354,719
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26% , 06/04/29 ........... 200 200,046
JetBlue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
08/13/29 ............. 194 185,376
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.16%
,
04/09/32 ............. 93 92,950
United Airlines, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.73%
,
02/24/31 ............. 212 212,894
1,696,969
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.22%
,
08/02/32 ............ 379 381,893
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.62%
,
10/29/32 ............. 85 84,920
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.47%
,
04/23/31 ............. 94 93,644
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.97%
,
05/05/28 ............. 351 352,057
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.97%
,
05/19/31 ................... 66 63,003
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
04/20/29 ............. 151 151,441
1,126,958
Security
Par (000)
Par (000) Value
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.72%
,
08/12/32 ................... USD 426 $ 426,910
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
09/29/31 ............. 226 226,843
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.33%
,
06/04/29 ........... 115 115,670
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.33%
,
06/02/28 ................... 342 341,561
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.47%
,
04/28/28 .. 403 403,000
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.84%
,
03/01/31
(e)
.................. 429 428,035
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.35%
,
06/22/29 ................... 103 104,037
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.84%
,
07/31/30 ............. 100 95,802
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
06/24/31 ................... 217 217,660
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.47%
,
06/24/31 ................... 173 172,924
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.67%
,
09/28/29 ... 207 204,384
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
11/26/31 .............. 358 355,244
3,092,070
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.47%
,
01/31/30
(a)
.. 36 35,778
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.47%
,
07/06/29 ................... 108 108,103
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
5.72%
,
08/17/29 ................... 385 386,118
Qnity Electronics, Inc., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.70%
,
10/29/32 ............. 439 440,646
934,867
Software — 1.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
02/24/31 ............. 617 620,122
Avalara, Inc., 1st Lien Term Loan , 03/26/32
(n)
.. 175 175,143
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.34%
,
08/15/29 ............. 206 166,591

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(n)
....................... USD 597 $ 594,544
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.75%
,
06/17/30 ............. 201 200,866
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.72%
,
01/23/32 ............ 528 529,766
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 03/21/31 ........... 494 494,836
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 08/16/32 ........... 759 759,607
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.57%
,
10/09/28 ................... 84 79,654
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.52%
,
12/09/31 ............. 236 235,822
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.19%
,
10/09/31 ............. 39 39,020
Dawn Bidco LLC, 1st Lien Term Loan , 08/20/32
(n)
525 523,126
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
06/26/31
(e)
............ 103 100,922
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.47%
,
10/09/29 ............. 563 565,564
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.47%
,
11/15/32 .............. 87 87,571
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.47% , 09/12/29 ........... 567 568,109
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47% , 04/16/32 ........... 87 86,608
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.22%
,
01/30/32 ............ 814 811,865
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
6.72%
,
03/22/32 ................... 613 612,724
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.72%
,
03/01/29 ................... 301 277,140
MH Sub I LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.25% , 05/03/28 ........... 117 108,737
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.97% , 12/31/31 ........... 90 76,772
Ping Identity Holding Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.59%
,
11/15/32 .............. 97 97,121
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
12/17/27 ............. 52 49,880
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.92%
,
08/31/28 ................... 612 615,026
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.93%
,
04/24/28 ................... 298 297,212
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.07% , 07/30/29 ........... USD 15 $ 13,768
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 9.82% , 11/15/29 ............ 86 76,038
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
6.25%), 10.07% , 07/30/29 ........... 25 22,506
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.02% , 11/15/29
(e)
.......... 46 40,534
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.92%
,
05/09/31 ............. 660 663,699
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.34%
,
02/10/31 ................... 762 762,540
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.09%
,
04/14/31 ................... 530 531,701
10,885,134
Specialty Retail — 0.2%
(a)
Lavender Dutch Borrower Co. BV, 1st Lien Term
Loan B , (12-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.01%
,
12/02/32 ........ 155 156,097
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 2.50%
Floor + 0.0%; 3-mo. CME Term SOFR at
2.50% Floor + 0.00% at 0.00% Floor +
0.00%), 6.22% - 6.32%
,
04/23/31 ........ 167 167,487
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.72%
,
05/04/28 ... 559 561,077
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (12-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 6.02%
,
09/29/32 ............ 61 61,051
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.49%
,
09/30/32 ... 43 43,053
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
12/16/32 ............ 200 201,266
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.33% , 10/20/28 ........... 71 69,557
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.07% , 10/20/28 ........... 44 44,089
1,303,677
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.72%
,
09/15/32
(a)
.................. 694 678,385
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.84%
,
02/19/32
(a)
............ 11 11,037
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
07/27/28 ................... 261 261,656
Core & Main LP, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.69%
,
02/10/31 ................... 414 414,386

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
06/17/31 ................... USD 48 $ 47,250
Herc Holdings, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.52%
,
06/02/32 ................... 51 51,181
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.72%
,
04/30/32 ............. 80 79,902
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.72%
,
06/29/29 ............. 85 34,591
888,966
Transportation Infrastructure — 0.2%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.22%
,
09/23/31 ................... 643 646,274
Brown Group Holding LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.22%
,
07/01/31 ............. 229 230,465
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.75% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.75%
Floor + 0.50% at 0.50% Floor + 0.03%),
6.47% - 6.59%
,
07/01/31 ............. 404 405,717
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.27%
,
12/15/26
(e)
................. 120 119,282
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
03/18/30 ................... 248 248,477
1,650,215
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.02%
,
08/09/32 ............ 116 115,586
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.47%
,
01/27/31 ............. 369 370,299
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.72%
,
10/06/32
(e)
............ 232 232,580
718,465
Total Floating Rate Loan Interests — 12 .1%
(Cost: $ 105,269,453 ) .............................. 104,319,839
Foreign Agency Obligations
Mexico — 0.2%
Petroleos Mexicanos
6.50% , 01/23/29 ................... 1,044 1,062,270
6.84% , 01/23/30 ................... 231 234,673
6.70% , 02/16/32 ................... 333 332,044
1,628,987
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 1,611,687 ) ............................... 1,628,987
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Kuwait — 0.1%
State of Kuwait , 4.14% , 10/09/30
(b)
......... USD 627 $ 625,263
Mexico — 0.0%
Mex Bonos Desarr Fix Rt , 5.00% , 05/07/29 ... 200 203,000
Peru — 0.1%
Republic of Peru , 2.84% , 06/20/30 ......... 520 489,190
Total Foreign Government Obligations — 0 .2%
(Cost: $ 1,308,216 ) ............................... 1,317,453
Shares
Shares
Investment Companies
(o)
BlackRock Allocation Target Shares- High
Income Taxable Series , Class A ......... 1,110,922 10,642,630
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 34,468 328,822
iShares Broad USD High Yield Corporate Bond
ETF ............................ 743,531 27,804,342
iShares Core Dividend Growth ETF ........ 9,335 648,036
iShares Core MSCI Emerging Markets ETF ... 124,446 8,365,260
iShares J.P. Morgan EM Local Currency Bond
ETF ............................ 203,731 8,469,097
Total Investment Companies — 6 .5%
(Cost: $ 55,928,863 ) ............................... 56,258,187
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.3%
(b)
Angel Oak Mortgage Trust
(l)
Series 2023-5, Class A1, 4.80%, 09/25/67 .. 951 948,105
Series 2025-7, Class A1, 5.51%, 06/25/70 .. 706 713,297
BRAVO Residential Funding Trust, Series 2025-
NQM6, Class A1, 5.33%, 06/25/65
(l)
...... 858 863,507
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............... 610 600,969
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(l)
........................ 235 236,079
COLT Mortgage Loan Trust, Series 2025-6, Class
A1, 5.53%, 08/25/70
(l)
................ 712 718,733
Cross Mortgage Trust, Series 2025-H5, Class A1,
5.51%, 07/25/70
(a)
.................. 941 948,782
EFMT, Series 2025-NQM5, Class A1, 0.00%,
11/25/70
(a)
....................... 827 828,804
Ellington Financial Mortgage Trust
(a)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 96 81,666
Series 2025-NQM2, Class A1, 5.60%,
06/25/70 ...................... 881 889,370
GCAT Trust
Series 2022-NQM3, Class A1, 4.35%,
04/25/67
(a)
..................... 684 681,324
Series 2025-NQM3, Class A1, 0.00%,
05/25/70
(l)
...................... 901 909,490
GS Mortgage-Backed Securities Trust
(l)
Series 2025-NQM2, Class A1, 5.65%,
06/25/65 ...................... 547 552,712
Series 2025-NQM5, Class A1, 5.01%,
07/25/65 ...................... 515 515,071
Series 2025-RPL3, Class A1, 4.10%, 07/25/65 963 941,350

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Homes Trust
Series 2025-AFC2, Class A1A, 5.47%,
06/25/60
(l)
...................... USD 900 $ 906,581
Series 2025-NQM3, Class A1, 5.63%,
02/25/70
(a)
..................... 586 591,662
J.P. Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
........... 631 623,165
MFA Trust
(l)
Series 2022-CHM1, Class A1, 4.88%,
09/25/56 ...................... 520 513,406
Series 2023-NQM2, Class A1, 4.40%,
03/25/68 ...................... 274 272,167
Mill City Mortgage Loan Trust
(l)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 ...................... 102 101,790
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 ...................... 151 150,598
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM4, Class A1, 5.59%,
06/25/70
(l)
........................ 694 698,953
NRZT, Series 2025-NQM6, Class A1, 5.09%,
10/25/65
(a)
....................... 1,000 1,003,123
OBX Trust, Series 2022-NQM7, Class A1, 5.11%,
08/25/62
(l)
........................ 260 260,195
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
.................. 634 633,527
PRPM Trust, Series 2025-NQM6, Class A1,
4.99%, 12/25/70
(a)
.................. 876 875,410
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class A1, 5.60%,
05/25/65
(l)
........................ 686 692,440
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(l)
............ 795 794,775
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(l)
....... 810 805,453
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(l)
................ 496 477,459
19,829,963
Commercial Mortgage-Backed Securities — 6.4%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
...................... 243 245,996
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.25%,
06/15/42
(a) (b)
...................... 200 201,528
Atrium Hotel Portfolio Trust, Series 2025-ATRM,
Class A, (1-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.40%, 08/15/42
(a) (b)
...... 123 123,128
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 1,080 1,117,831
Series 2024-MAR, Class C, 7.52%, 12/10/41 870 911,330
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ........................ 109 98,200
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.55%, 05/15/35
(a) (b)
........... 100 100,070
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.67%, 10/10/42 250 249,986
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.25%,
11/15/42 ...................... 1,644 1,648,622
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.60%, 08/15/42
(a) (b)
. 1,753 1,759,589
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BPR Trust, Series 2021-TY, Class A, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%), 4.92%,
09/15/38
(a) (b)
...................... USD 400 $ 399,877
BX Commercial Mortgage Trust
(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44 790 733,782
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.44%,
08/15/41
(a)
..................... 1,081 1,083,322
Series 2024-BRBK, Class C, (1-mo. CME
Term SOFR at 4.87% Floor + 4.87%),
8.61%, 10/15/41
(a)
................ 76 76,282
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.04%, 12/15/39
(a)
................ 273 272,904
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.39%, 05/15/41
(a)
................ 73 73,175
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
02/15/39
(a)
..................... 1,612 1,613,018
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.29%, 06/15/37
(a)
................ 1,038 1,039,110
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.15%,
11/15/42
(a)
..................... 1,400 1,401,301
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.19%, 04/15/40
(a)
................ 381 381,027
BX Trust
(a)(b)
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.19%,
03/15/41 ...................... 144 144,516
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.14%,
03/15/41 ...................... 122 122,777
Series 2025-ARIA, Class A, 5.03%, 12/13/42 995 1,004,020
Series 2025-LIFE, Class A, 5.88%, 06/13/47 148 151,348
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.10%,
10/15/42 ...................... 314 314,196
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.19%,
03/15/42 ...................... 102 101,873
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.45%,
12/15/44 ...................... 2,200 2,201,368
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 301 292,788
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class A, (1-mo. CME Term SOFR
at 2.59% Floor + 2.59%), 6.34%, 08/15/36
(a) (b)
370 369,769
Commercial Mortgage Trust
(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.59%, 06/15/41
(a)
................ 914 915,130
Series 2025-167G, Class A, 5.50%, 08/10/40 131 131,386
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.39%, 08/15/41
(a) (b)
................. 200 199,688
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.10%,
11/15/42 ...................... 2,300 2,301,777

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.80%,
11/15/42 ...................... USD 500 $ 499,999
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.63%,
08/15/34
(a) (b)
...................... 1,400 1,400,000
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 04/15/37
(a) (b)
........... 640 639,203
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.35%, 08/15/35
(a) (b)
................. 355 356,188
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.33%,
08/15/37
(a) (b)
...................... 65 65,101
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.05%, 10/15/42
(a) (b)
...... 715 716,116
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.20%,
12/15/39
(a) (b)
...................... 770 771,684
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
5.56%, 08/15/39
(a) (b)
................. 570 571,424
GS Mortgage Securities Corp. Trust, Series
2025-800D, Class A, (1-mo. CME Term SOFR
at 2.65% Floor + 2.65%), 6.38%, 11/25/41
(a) (b)
1,000 1,001,337
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.25%, 07/15/40
(a) (b)
................. 1,371 1,372,713
GSMS Trust, Series 2024-FAIR, Class A, 5.88%,
07/15/29
(a) (b)
...................... 117 120,455
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.59%, 10/15/41
(a) (b)
................. 759 760,532
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.29%, 05/15/37
(a) (b)
. 770 770,956
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.02%, 10/15/36
(a) (b)
........... 500 493,771
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 770 797,865
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2025-PHNY, Class
A, (1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 5.39%, 01/15/41
(a) (b)
........... 1,000 999,062
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.37%, 06/15/39
(a) (b)
. 770 771,190
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.29%, 12/15/39
(a) (b)
. 1,696 1,695,645
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.87%, 10/13/33
(a) (b)
................. 1,000 1,005,897
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.12%, 08/17/42
(a) (b)
...... 630 630,084
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.33%, 01/15/43
(a) (b)
................. 894 893,998
MHP Commercial Mortgage Trust, Series 2025-
MHIL2, Class A, (1-mo. CME Term SOFR at
1.50% Floor + 1.50%), 5.25%, 09/15/40
(a) (b)
. 593 592,997
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
(a)
Series 2017-HR2, Class B, 4.06%, 12/15/50 USD 990 $ 964,343
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
..................... 392 386,413
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(a) (b)
...................... 976 979,514
NJ Trust, Series 2023-GSP, Class A, 6.48%,
01/06/29
(a) (b)
...................... 833 873,326
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.14%, 10/15/40
(a) (b)
. 860 860,806
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 4.96%, 02/15/42
(a) (b)
. 1,146 1,136,710
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.74%,
08/15/29 ...................... 442 442,943
Series 2025-77C, Class A, 4.79%, 01/10/38 . 1,360 1,365,741
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.24%, 12/15/39
(a) (b)
................. 790 791,223
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
........ 241 246,868
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.64%, 06/15/39
(a) (b)
................. 600 600,186
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.49%, 04/15/41
(a) (b)
........... 980 980,000
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.70%, 10/15/41
(a) (b)
................. 770 771,603
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.95%, 10/15/40
(a) (b)
................. 800 800,495
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.99%, 12/15/39
(a) (b)
. 770 771,669
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.40%, 11/15/42
(a) (b)
................. 1,000 1,001,233
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 510 516,900
Velocity Commercial Capital Loan Trust, Series
2025-3, Class A, 5.87%, 06/25/55
(a) (b)
..... 459 462,953
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 5.03%, 10/13/39
(a) (b)
...... 535 536,228
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................. 2,000 2,077,173
55,273,258
Total Non-Agency Mortgage-Backed Securities — 8 .7%
(Cost: $ 74,546,825 ) ............................... 75,103,221
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(c) (e) (k)
......................... 15 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.3%
Banks — 0.2%
(a)(i)
Barclays plc , (USISSO05 + 3.69%), 7.63% .... USD 217 $ 231,533
Citigroup, Inc.
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 217 220,891
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 302 311,354
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 535 555,921
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 160 162,604
1,482,303
Capital Markets — 0.1%
UBS Group AG
(a)(b)(i)
(USISSO05 + 3.08%), 7.00% ........... 200 204,380
(USISSO05 + 3.18%), 7.13% ........... 225 230,572
(USISSO05 + 3.30%), 7.00% ........... 200 204,142
639,094
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70%
(a) (i)
..... 149 149,608
Multi-Utilities — 0.0%
CenterPoint Energy, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85% , 02/15/55
(a)
..... 56 59,723
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series G , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.31%), 7.13%
(a) (i)
........... 322 329,713
Total Capital Trusts — 0 .3%
(Cost: $ 2,597,099 ) ............................... 2,660,441
Shares
Shares
Preferred Stocks — 0.0%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 638 28,415
IT Services — 0.0%
(c)(e)
Veritas Newco ....................... 171 4,020
Veritas Newco, Series G-1 ............... 118 2,718
6,738
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 521 21,478
Sirva-Bgrs Holdings, Inc. , 15.25% .......... 13 2,329
23,807
Total Preferred Stocks — 0.0%
(Cost: $ 65,720 ) ................................. 58,960
Total Preferred Securities — 0 .3%
(Cost: $ 2,662,819 ) ............................... 2,719,401
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ....... USD 1,814 $ 344,290
Series 2020-151 , Class MI , 2.50% , 10/20/50 2,336 336,076
Series 2021-87 , Class NI , 3.00% , 05/20/51 . 1,215 204,475
Series 2021-193 , Class IA , 3.00% , 11/20/51 . 2,076 344,865
1,229,706
Mortgage-Backed Securities — 7.2%
Federal Home Loan Mortgage Corp. ,
4.00% , 04/01/49 ................... 719 694,774
Federal National Mortgage Association ,
2.02% , 05/01/30 ................... 204 187,737
Government National Mortgage Association
2.00% , 03/20/52 ................... 915 758,006
2.00% , 01/15/56
(q)
.................. 812 672,307
2.50% , 11/20/51 ................... 1,019 879,469
2.50% , 01/15/56
(q)
.................. 727 626,981
3.00% , 03/20/52 ................... 460 413,725
3.00% , 01/15/56
(q)
.................. 777 698,056
3.50% , 04/20/52 ................... 886 813,671
3.50% , 01/15/56
(q)
.................. 892 811,615
4.00% , 08/20/54 ................... 297 281,662
4.00% , 01/15/56
(q)
.................. 674 636,588
4.50% , 11/20/54 ................... 289 282,035
4.50% , 01/15/56
(q)
.................. 808 786,916
5.00% , 11/20/52 ................... 599 599,639
5.00% , 01/15/56
(q)
.................. 563 561,669
5.50% , 09/20/53 - 04/20/55 ............ 338 343,902
5.50% , 01/15/56
(q)
.................. 2,216 2,237,487
6.00% , 06/20/55 ................... 346 352,478
6.00% , 01/15/56
(q)
.................. 425 433,085
6.50% , 01/15/56 - 02/15/56
(q)
........... 640 661,187
Uniform Mortgage-Backed Securities
1.50% , 10/01/41 - 05/01/51 ............ 583 461,188
2.00% , 04/01/37 - 04/01/52 ............ 8,797 7,372,000
2.00% , 01/25/41 - 01/25/56
(q)
........... 9,106 7,579,305
2.50% , 10/01/36 - 05/01/52 ............ 5,189 4,491,520
2.50% , 01/25/41 - 01/25/56
(q)
........... 5,619 4,760,939
3.00% , 01/25/41 - 01/25/56
(q)
........... 784 713,257
3.00% , 04/01/52 - 09/01/52 ............ 2,437 2,178,525
3.50% , 01/25/41 - 02/25/56
(q)
........... 1,495 1,383,255
3.50% , 09/01/49 - 08/01/50 ............ 1,152 1,085,169
4.00% , 01/25/41 - 01/25/56
(q)
........... 986 937,989
4.00% , 08/01/51 ................... 954 923,491
4.50% , 01/25/41 - 02/25/56
(q)
........... 3,061 2,995,906
5.00% , 09/01/54 - 11/01/55 ............ 1,632 1,633,296
5.00% , 01/25/56
(q)
.................. 1,883 1,877,704
5.50% , 02/01/55 - 09/01/55 ............ 2,591 2,642,707
5.50% , 01/25/56
(q)
.................. 2,707 2,744,851
6.00% , 07/01/54 - 07/01/55 ............ 2,271 2,340,440
6.00% , 01/25/56
(q)
.................. 470 482,562
6.50% , 11/01/53 - 01/01/55 ............ 969 1,011,149
6.50% , 01/25/56
(q)
.................. 404 419,853
61,768,095
Total U.S. Government Sponsored Agency Securities — 7 .3%
(Cost: $ 63,109,269 ) ............................... 62,997,801

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(c) (e)
394 $ —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 96.5%
(Cost: $ 821,220,239 ) .............................. 833,794,251
Short-Term Securities
Money Market Funds — 4.8%
(o)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(s)
................... 95,343 95,391
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.65% ..................... 41,729,435 41,729,435
Total Money Market Funds — 4 .8%
(Cost: $ 41,824,826 ) ............................... 41,824,826
Par (000)
Pa r (000)
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bills
(t)
3.58% , 01/06/26 ................... USD 2,177 2,176,164
3.78% , 01/15/26 ................... 4,937 4,930,690
3.76% , 01/20/26 ................... 6,767 6,755,042
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.80% , 01/22/26 ................... USD 5,443 $ 5,432,255
Total U.S. Treasury Obligations — 2 .3%
(Cost: $ 19,290,402 ) ............................... 19,294,151
Total Short-Term Securities — 7.1%
(Cost: $ 61,115,228 ) ............................... 61,118,977
Total Investments Before TBA Sale Commitments — 103 .6%
(Cost: $ 882,335,467 ) .............................. 894,913,228
TBA Sale Commitments
(q)
Mortgage-Backed Securities — ( 2 .0 ) %
Government National Mortgage Association
3.50% , 01/15/56 ................... (851) (774,310)
4.00% , 01/15/56 ................... (261) (246,512)
4.50% , 01/15/56 ................... (285) (277,563)
5.50% , 01/15/56 ................... (228) (230,211)
6.50% , 01/15/56 ................... (320) (330,775)
Uniform Mortgage-Backed Securities
2.00% , 01/25/41 - 01/25/56 ............ (7,605) (6,321,781)
3.00% , 01/25/41 ................... (2) (1,924)
3.50% , 01/25/41 - 01/25/56 ............ (308) (284,862)
2.50% , 01/25/56 ................... (4,877) (4,122,208)
4.00% , 01/25/56 ................... (751) (712,267)
4.50% , 01/25/56 ................... (1,339) (1,307,054)
5.00% , 01/25/56 ................... (1,507) (1,502,762)
5.50% , 01/25/56 ................... (1,335) (1,353,667)
Total TBA Sale Commitments — ( 2 .0 ) %
(Proceeds: $ (17,501,475) ) .......................... (17,465,896)
Total Investments Net of TBA Sale Commitments — 101 .6%
(Cost: $ 864,833,992 ) .............................. 877,447,332
Liabilities in Excess of Other Assets — (1.6) % ............. (13,541,415)
Net Assets — 100.0% ...............................
$ 863,905,917
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,290,994, representing 0.15% of its net assets as of period end, and an original cost of $1,203,651.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Perpetual security with no stated maturity date.
(j)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Rounds to less than 1,000.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Represents or includes a TBA transaction.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(t)
Rates are discount rates or a range of discount rates as of period end.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 90,579
(a)
$ — $ 4,812 $ — $ 95,391 95,343 $ 13,137
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 57,838,901 — (16,109,466)
(a)
— — 41,729,435 41,729,435 2,333,845 —
BlackRock Allocation Target
Shares- High Income
Taxable Series , Class A .. 44,971,360 — (34,882,468) (1,006,317) 1,560,055 10,642,630 1,110,922 2,331,065 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 24,027,867 475,702 (23,730,810) (442,216) (1,721) 328,822 34,468 386,496 570
BlackRock High Equity Income
Fund, Class K Shares
(c)
.. 36,051,261 1,925,201 (38,253,007) 326,885 (50,340) — — 1,771,460 —
BlackRock Mortgage-Backed
Securities Fund, Class K
Shares
(c)
............. 59,136,243 2,023,317 (62,924,547) (3,851,375) 5,616,362 — — 1,883,082 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. — 14,855,224 (15,056,114) 200,890 — — — 421,600 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 26,990,161 — — 814,181 27,804,342 743,531 1,283,547 —
iShares Core Dividend Growth
ETF ................ 13,525,777 34,417,215 (47,907,844) 273,154 339,734 648,036 9,335 120,778 —
iShares Core MSCI Emerging
Markets ETF .......... — 8,365,270 — — (10) 8,365,260 124,446 141,736 —
iShares J.P. Morgan EM Local
Currency Bond ETF ..... — 8,482,788 — — (13,691) 8,469,097 203,731 206,844 —
$ (4,494,167) $ 8,264,570 $ 98,083,013 $ 10,893,590 $ 570
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 322 03/06/26 $ 48,274 $ (362,296)
JPY Currency ............................................................ 381 03/16/26 30,568 (481,411)
S&P 500 E-Mini Index ....................................................... 25 03/20/26 8,616 (92,891)
U.S. Treasury 10-Year Note ................................................... 1,700 03/20/26 191,144 (1,289,398)
U.S. Treasury Ultra Bond ..................................................... 113 03/20/26 13,334 (206,784)
(2,432,780)
Short Contracts
S&P 500 E-Mini Index ....................................................... 6 03/20/26 2,068 3,324
U.S. Treasury Long Bond ..................................................... 2 03/20/26 231 (1,377)
U.S. Treasury 5-Year Note .................................................... 2 03/31/26 219 442
2,389
$ (2,430,391)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 45.V1 ................ 1 .00 % Quarterly 12/20/30 USD 4,035 $ (92,493) $ (87,762) $ (4,731)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 380 $ 6,652 $ 5,266 $ 1,386
Markit CDX North American
Investment Grade Index
Series 45.V1 ....... 1 .00 Quarterly 12/20/30 BBB+ USD 270 6,191 5,479 712
Oracle Corp. ......... 1 .00 Quarterly 12/20/30 BBB USD 220 (4,230) (1,067) (3,163)
$ 8,613 $ 9,678 $ (1,065)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Toll Brothers Finance Corp. ... 1 .00 % Quarterly Bank of America NA 06/20/30 USD 31 $ (385) $ 25 $ (410)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 14 (174) 6 (180)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 21 (261) 8 (269)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 20 (248) 16 (264)
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 557 (11,252) (9,792) (1,460)
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 111 (2,242) (2,007) (235)
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 12/20/30 USD 880 (8,693) (9,458) 765

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Conagra Brands, Inc. ....... 1 .00 % Quarterly JPMorgan Chase Bank NA 12/20/30 USD 474 $ (4,683) $ (5,112) $ 429
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 117 (1,156) (1,201) 45
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 275 (2,717) (3,078) 361
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 55 (543) (539) (4)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 56 (553) (549) (4)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 142 (1,403) (1,593) 190
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 57 (564) (615) 51
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 57 (563) (665) 102
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 157 (1,550) (1,403) (147)
Markit CDX North American High
Yield Index Series 45.V1 ... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 2,985 (457,858) (433,919) (23,939)
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 5,838 (79,414) (77,720) (1,694)
$ – $ – $ –
$ (574,259) $ (547,596) $ (26,663)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Prudential Financial, Inc. . 1 .00 % Quarterly Bank of America NA 06/20/26 A USD 470 $ 1,991 $ 1,725 $ 266
Prudential Financial, Inc. . 1 .00 Quarterly Bank of America NA 06/20/26 A USD 670 2,838 2,458 380
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 582 5,826 5,540 286
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 709 7,098 6,749 349
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 669 435 234
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 3,121 1,839 1,282
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 669 436 233
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 49 840 496 344
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 92 11,383 9,808 1,575
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 7,180 6,116 1,064
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 4,702 4,073 629
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 81 10,021 8,685 1,336
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,332 3,670 662
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 4,331 3,646 685
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 33 4,058 3,486 572
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 110 2,167 1,488 679
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 79 1,557 1,025 532
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 769 13,460 10,136 3,324
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 112 1,961 1,571 390
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 436 7,632 6,099 1,533
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 149 2,608 2,090 518
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 123 2,153 1,761 392
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 90 1,574 1,161 413
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 336 5,410 4,904 506
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 138 2,222 2,014 208
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 2,995 3,611 (616)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 6,988 8,494 (1,506)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 2,995 3,736 (741)

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly Bank of America NA 12/20/30 BB- USD 10 $ 998 $ 1,229 $ (231)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 6,988 8,484 (1,496)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 2,995 3,594 (599)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 6,988 8,418 (1,430)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 60 5,989 7,361 (1,372)
CCO Holdings LLC .... 5 .00 Quarterly Barclays Bank plc 12/20/30 BB- USD 40 3,993 5,002 (1,009)
CCO Holdings LLC .... 5 .00 Quarterly Citibank NA 12/20/30 BB- USD 30 2,995 3,590 (595)
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 50 4,991 5,890 (899)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 60 5,989 7,068 (1,079)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 10 998 1,252 (254)
Oracle Corp. ......... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 270 (5,192) (1,313) (3,879)
Petroleos Mexicanos ... 1 .00 Quarterly Barclays Bank plc 12/20/30 BBB USD 96 (7,451) (8,666) 1,215
Petroleos Mexicanos ... 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BBB USD 570 (44,238) (47,852) 3,614
Petroleos Mexicanos ... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 87 (6,752) (7,887) 1,135
Petroleos Mexicanos ... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BBB USD 153 (11,874) (13,736) 1,862
Petroleos Mexicanos ... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BBB USD 227 (17,618) (19,715) 2,097
Petroleos Mexicanos ... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BBB USD 127 (9,857) (11,907) 2,050
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 220 3,152 24 3,128
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 20 287 2 285
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB+ USD 20 287 2 285
$ 66,449 $ 48,092 $ 18,357
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 3,500 $ 49,919 $ (23,477) $ 73,396
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .79%

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 10,745 $ (88,829) $ 2,098 $ (7,894)
OTC Swaps ................................................................... 159,223 (682,204) 109,402 (44,312)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,324 $ — $ 442 $ — $ 3,766
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,098 — — — — 2,098
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 195,229 — — 73,396 — 268,625
$ — $ 197,327 $ 3,324 $ — $ 73,838 $ — $ 274,489
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 92,891 $ 481,411 $ 1,859,855 $ — $ 2,434,157
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 7,894 — — — — 7,894
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 703,039 — — 23,477 — 726,516
$ — $ 710,933 $ 92,891 $ 481,411 $ 1,883,332 $ — $ 3,168,567
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 2,538,732 $ (2,919,351) $ 7,839,980 $ — $ 7,459,361
Options purchased
(a)
..................... — — 490,514 — — — 490,514
Options written ........................ — 5,278 — — — — 5,278
Swaps .............................. — 313 7,230 — 159,279 — 166,822
$ — $ 5,591 $ 3,036,476 $ (2,919,351) $ 7,999,259 $ — $ 8,121,975
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (347,677) $ (756,089) $ 1,323,897 $ — $ 220,131
Swaps .............................. — (20,930) — — (112,791) — (133,721)
$ — $ (20,930) $ (347,677) $ (756,089) $ 1,211,106 $ — $ 86,410
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 295,403,422
Average notional value of contracts — short ................................................................................. 8,580,388
Options
Average value of option contracts purchased ................................................................................ —
(a)
Average notional value of swaption contracts written ........................................................................... —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... 17,030,704
Average notional value — sell protection ................................................................................... 6,565,945
Total return swaps
Average notional value ............................................................................................... 4,645,618
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 4,605 $ 502,339
Swaps — centrally cleared .............................................................................. — 1,164
Swaps — OTC
(a)
..................................................................................... 268,625 726,516
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 273,230 $ 1,230,019
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(4,605) (503,503)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 268,625 $ 726,516
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA ............................... $ 120,692 $ (18,572) $ — $ — $ 102,120
Barclays Bank plc ................................ 35,605 (9,675) — — 25,930
Citibank NA ..................................... 3,590 (595) — — 2,995
Deutsche Bank AG ................................ 4,898 — — — 4,898
Goldman Sachs International ......................... 3,614 (3,614) — — —
JPMorgan Chase Bank NA .......................... 12,214 (12,214) — — —
Morgan Stanley & Co. International plc .................. 88,012 (70,168) — — 17,844
$ 268,625 $ (114,838) $ — $ — $ 153,787
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA ............................... $ 18,572 $ (18,572) $ — $ — $ —
Barclays Bank plc ................................ 9,675 (9,675) — — —
Citibank NA ..................................... 595 (595) — — —
Goldman Sachs International ......................... 127,266 (3,614) — — 123,652
JPMorgan Chase Bank NA .......................... 500,240 (12,214) — (460,000) 28,026
Morgan Stanley & Co. International plc .................. 70,168 (70,168) — — —
$ 726,516 $ (114,838) $ — $ (460,000) $ 151,678

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 121,138,558 $ — $ 121,138,558
Common Stocks
Aerospace & Defense .................................... 2,112,362 1,657,882 — 3,770,244
Air Freight & Logistics .................................... 255,930 — — 255,930
Automobile Components .................................. 43,234 143,851 — 187,085
Automobiles .......................................... — 1,549,105 — 1,549,105
Banks ............................................... 3,867,600 4,604,731 — 8,472,331
Beverages ........................................... 2,066,446 35,334 — 2,101,780
Biotechnology ......................................... 530,573 176,075 — 706,648
Broadline Retail ........................................ 1,149,601 174,429 — 1,324,030
Building Products ....................................... 1,056,465 437,756 — 1,494,221
Capital Markets ........................................ 4,166,119 218,688 — 4,384,807
Chemicals ............................................ 962,771 1,002,708 — 1,965,479
Commercial Services & Supplies ............................. 719,637 289,898 — 1,009,535
Communications Equipment ................................ 328,100 82,109 — 410,209
Construction & Engineering ................................ 209,660 818,689 — 1,028,349
Construction Materials .................................... — 226,491 — 226,491
Consumer Finance ...................................... 235,658 — — 235,658
Consumer Staples Distribution & Retail ........................ 2,433,395 285,527 — 2,718,922
Containers & Packaging .................................. 50,017 12,866 — 62,883
Diversified Consumer Services .............................. 664,460 — — 664,460
Diversified REITs ....................................... 72,242 326,586 — 398,828
Diversified Telecommunication Services ........................ 779,238 1,462,772 — 2,242,010
Electric Utilities ........................................ 2,235,091 424,359 — 2,659,450
Electrical Equipment ..................................... 1,471,507 336,501 — 1,808,008
Electronic Equipment, Instruments & Components ................. 183,661 126,704 — 310,365
Energy Equipment & Services .............................. 513,964 — — 513,964
Entertainment ......................................... 48,835 — — 48,835
Financial Services ...................................... 587,790 66,657 60,458 714,905
Food Products ......................................... 609,948 295,203 — 905,151
Gas Utilities ........................................... 203,335 42,328 — 245,663
Ground Transportation ................................... 961,784 49 — 961,833
Health Care Equipment & Supplies ........................... 2,349,607 85,931 — 2,435,538
Health Care Providers & Services ............................ 4,722,751 21,065 — 4,743,816
Health Care REITs ...................................... 828,845 — — 828,845
Hotel & Resort REITs .................................... — 57,078 — 57,078
Hotels, Restaurants & Leisure .............................. 576,841 27,500 13,446 617,787
Household Durables ..................................... 67,128 600,448 — 667,576
Household Products ..................................... 386,044 186,641 — 572,685
Independent Power and Renewable Electricity Producers ............ — 63,425 — 63,425
Industrial Conglomerates .................................. 31,995 122,602 — 154,597
Industrial REITs ........................................ 738,902 922,017 — 1,660,919
Insurance ............................................ 2,727,471 2,129,340 — 4,856,811
Interactive Media & Services ............................... 4,120,885 — — 4,120,885
IT Services ........................................... 1,426,001 124,186 88,161 1,638,348
Life Sciences Tools & Services .............................. 870,141 — — 870,141
Machinery ............................................ 3,568,212 1,160,948 — 4,729,160
Marine Transportation .................................... — 38,870 — 38,870
Media ............................................... 572,394 72,901 63,952 709,247
Metals & Mining ........................................ 287,559 231,312 — 518,871

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
Multi-Utilities .......................................... $ 2,348,143 $ 137,931 $ — $ 2,486,074
Office REITs .......................................... 617,831 — — 617,831
Oil, Gas & Consumable Fuels ............................... 3,280,970 1,006,151 — 4,287,121
Passenger Airlines ...................................... — 20,649 — 20,649
Pharmaceuticals ....................................... 3,093,010 4,772,197 — 7,865,207
Professional Services .................................... 1,220,932 30,574 — 1,251,506
Real Estate Management & Development ....................... — 1,147,411 — 1,147,411
Residential REITs ....................................... 899,088 135,190 — 1,034,278
Retail REITs .......................................... 1,023,112 — — 1,023,112
Semiconductors & Semiconductor Equipment .................... 4,494,373 3,016,745 — 7,511,118
Software ............................................. 4,549,786 720,994 — 5,270,780
Specialized REITs ...................................... 1,581,549 267,539 — 1,849,088
Specialty Retail ........................................ 842,331 942,533 — 1,784,864
Technology Hardware, Storage & Peripherals .................... 1,471,860 72,143 — 1,544,003
Tobacco ............................................. 335,776 1,336,013 — 1,671,789
Trading Companies & Distributors ............................ — 643,364 — 643,364
Transportation Infrastructure ............................... — — 7,460 7,460
Water Utilities ......................................... 117,711 69,431 — 187,142
Wireless Telecommunication Services ......................... 436,333 27,562 — 463,895
Corporate Bonds
Aerospace & Defense .................................... — 5,891,221 — 5,891,221
Air Freight & Logistics .................................... — 95,266 — 95,266
Automobile Components .................................. — 1,471,071 — 1,471,071
Automobiles .......................................... — 453,322 — 453,322
Banks ............................................... — 48,131,996 — 48,131,996
Beverages ........................................... — 314,129 — 314,129
Biotechnology ......................................... — 1,011,093 — 1,011,093
Broadline Retail ........................................ — 2,036,530 — 2,036,530
Capital Markets ........................................ — 19,448,224 — 19,448,224
Chemicals ............................................ — 1,898,492 — 1,898,492
Commercial Services & Supplies ............................. — 52,997 — 52,997
Communications Equipment ................................ — 1,738,782 — 1,738,782
Consumer Finance ...................................... — 14,350,701 — 14,350,701
Containers & Packaging .................................. — 2,196,744 — 2,196,744
Diversified REITs ....................................... — 3,197,773 — 3,197,773
Diversified Telecommunication Services ........................ — 1,593,790 — 1,593,790
Electric Utilities ........................................ — 20,361,471 509,425 20,870,896
Entertainment ......................................... — 523,892 — 523,892
Financial Services ...................................... — 4,388,275 — 4,388,275
Food Products ......................................... — 1,823,400 — 1,823,400
Gas Utilities ........................................... — 69,253 — 69,253
Ground Transportation ................................... — 2,377,496 — 2,377,496
Health Care Equipment & Supplies ........................... — 802,375 — 802,375
Health Care Providers & Services ............................ — 11,965,501 — 11,965,501
Health Care REITs ...................................... — 3,216,672 — 3,216,672
Hotels, Restaurants & Leisure .............................. — 784,684 — 784,684
Independent Power and Renewable Electricity Producers ............ — 1,739,434 — 1,739,434
Industrial Conglomerates .................................. — 3,079,349 — 3,079,349
Industrial REITs ........................................ — 223,523 — 223,523
Insurance ............................................ — 2,501,772 — 2,501,772
Interactive Media & Services ............................... — 524,665 — 524,665
IT Services ........................................... — 3,272,450 — 3,272,450
Machinery ............................................ — 547,832 — 547,832
Media ............................................... — 8,400,782 — 8,400,782
Metals & Mining ........................................ — 4,916,442 — 4,916,442
Multi-Utilities .......................................... — 3,046,127 — 3,046,127
Oil, Gas & Consumable Fuels ............................... — 19,527,243 — 19,527,243
Passenger Airlines ...................................... — 689,644 — 689,644
Pharmaceuticals ....................................... — 5,901,953 — 5,901,953
Residential REITs ....................................... — 1,454,208 — 1,454,208
Retail REITs .......................................... — 1,232,978 — 1,232,978
Semiconductors & Semiconductor Equipment .................... — 5,367,220 216,967 5,584,187
Software ............................................. — 6,897,634 500,650 7,398,284
Specialized REITs ...................................... — 2,971,854 — 2,971,854
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ — $ 149,968 $ — $ 149,968
Technology Hardware, Storage & Peripherals .................... — 642,858 — 642,858
Tobacco ............................................. — 6,974,512 — 6,974,512
Trading Companies & Distributors ............................ — 3,226,671 — 3,226,671
Transportation Infrastructure ............................... — — 6,274 6,274
Wireless Telecommunication Services ......................... — 1,446,232 — 1,446,232
Equity-Linked Notes ...................................... — 58,312,465 — 58,312,465
Fixed Rate Loan Interests ................................... — 506,052 — 506,052
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,466,001 50,619 4,516,620
Automobile Components .................................. — 2,137,942 — 2,137,942
Automobiles .......................................... — 294,460 — 294,460
Beverages ........................................... — 593,733 — 593,733
Biotechnology ......................................... — 526,630 — 526,630
Broadline Retail ........................................ — 601,686 — 601,686
Building Products ....................................... — 1,496,615 — 1,496,615
Capital Markets ........................................ — 3,492,328 298,636 3,790,964
Chemicals ............................................ — 3,831,035 138,571 3,969,606
Commercial Services & Supplies ............................. — 4,360,230 173,426 4,533,656
Communications Equipment ................................ — 161,063 — 161,063
Construction & Engineering ................................ — 614,479 — 614,479
Construction Materials .................................... — 1,802,941 192,720 1,995,661
Consumer Staples Distribution & Retail ........................ — 296,204 — 296,204
Containers & Packaging .................................. — 2,006,174 — 2,006,174
Distributors ........................................... — 73,425 — 73,425
Diversified Consumer Services .............................. — 1,008,005 — 1,008,005
Diversified REITs ....................................... — 199,933 — 199,933
Diversified Telecommunication Services ........................ — 2,102,393 79,802 2,182,195
Electric Utilities ........................................ — 855,440 — 855,440
Electronic Equipment, Instruments & Components ................. — 254,360 449,098 703,458
Energy Equipment & Services .............................. — 347,256 — 347,256
Entertainment ......................................... — 2,986,232 183,453 3,169,685
Financial Services ...................................... — 5,349,112 26,097 5,375,209
Food Products ......................................... — 1,918,884 — 1,918,884
Gas Utilities ........................................... — 100,461 — 100,461
Ground Transportation ................................... — 986,065 12,034 998,099
Health Care Equipment & Supplies ........................... — 645,626 — 645,626
Health Care Providers & Services ............................ — 2,874,843 46,230 2,921,073
Health Care Technology .................................. — 1,489,009 117,852 1,606,861
Hotels, Restaurants & Leisure .............................. — 6,986,239 319,141 7,305,380
Household Durables ..................................... — 489,864 — 489,864
Independent Power and Renewable Electricity Producers ............ — 993,068 — 993,068
Industrial Conglomerates .................................. — 1,757,142 — 1,757,142
Insurance ............................................ — 5,472,285 — 5,472,285
Interactive Media & Services ............................... — 141,485 — 141,485
IT Services ........................................... — 5,957,033 — 5,957,033
Leisure Products ....................................... — 49,153 — 49,153
Life Sciences Tools & Services .............................. — 207,462 — 207,462
Machinery ............................................ — 5,457,848 54,863 5,512,711
Media ............................................... — 1,621,758 112,519 1,734,277
Multi-Utilities .......................................... — 513,253 — 513,253
Oil, Gas & Consumable Fuels ............................... — 1,123,817 — 1,123,817
Paper & Forest Products .................................. — 399,285 — 399,285
Passenger Airlines ...................................... — 1,696,969 — 1,696,969
Pharmaceuticals ....................................... — 1,126,958 — 1,126,958
Professional Services .................................... — 2,664,035 428,035 3,092,070
Real Estate Management & Development ....................... — 35,778 — 35,778
Semiconductors & Semiconductor Equipment .................... — 934,867 — 934,867
Software ............................................. — 10,743,678 141,456 10,885,134
Specialty Retail ........................................ — 1,303,677 — 1,303,677
Technology Hardware, Storage & Peripherals .................... — 678,385 — 678,385
Tobacco ............................................. — 11,037 — 11,037
Trading Companies & Distributors ............................ — 888,966 — 888,966
Transportation Infrastructure ............................... — 1,530,933 119,282 1,650,215
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
December 31, 2025
BlackRock Managed Income Fund
Schedule of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Wireless Telecommunication Services ......................... $ — $ 485,885 $ 232,580 $ 718,465
Foreign Agency Obligations ................................. — 1,628,987 — 1,628,987
Foreign Government Obligations .............................. — 1,317,453 — 1,317,453
Investment Companies .................................... 56,258,187 — — 56,258,187
Non-Agency Mortgage-Backed Securities ........................ — 75,103,221 — 75,103,221
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 1,482,303 — 1,482,303
Capital Markets ........................................ — 639,094 — 639,094
Chemicals ............................................ — 28,415 — 28,415
Consumer Finance ...................................... — 149,608 — 149,608
IT Services ........................................... — — 6,738 6,738
Machinery ............................................ — 23,807 — 23,807
Multi-Utilities .......................................... — 59,723 — 59,723
Oil, Gas & Consumable Fuels ............................... — 329,713 — 329,713
U.S. Government Sponsored Agency Securities .................... — 62,997,801 — 62,997,801
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 41,824,826 — — 41,824,826
U.S. Treasury Obligations ................................... — 19,294,151 — 19,294,151
Unfunded Floating Rate Loan Interests
(a)
........................... — 1,564 — 1,564
Liabilities
Investments
TBA Sale Commitments .................................... — (17,465,896) — (17,465,896)
Unfunded Floating Rate Loan Interests
(a)
........................... — (657) — (657)
$ 176,190,017 $ 696,608,277 $ 4,649,945 $ 877,448,239
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 38,104 $ — $ 38,104
Equity contracts ........................................... 3,324 — — 3,324
Interest rate contracts ....................................... 442 73,396 — 73,838
Liabilities
Credit contracts ........................................... — (52,206) — (52,206)
Equity contracts ........................................... (92,891) — — (92,891)
Foreign currency exchange contracts ............................ (481,411) — — (481,411)
Interest rate contracts ....................................... (1,859,855) — — (1,859,855)
$ (2,430,391) $ 59,294 $ — $ (2,371,097)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Managed
Income Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 796,830,215
Investments, at value — affiliated
(c)
.......................................................................................... 98,083,013
Cash ............................................................................................................. 941,441
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 460,000
Futures contracts .................................................................................................... 6,206,000
Centrally cleared swaps ................................................................................................ 45,410
Foreign currency, at value
(d)
............................................................................................... 464,096
Receivables: –
Investments sold .................................................................................................... 191,500
Securities lending income — affiliated ...................................................................................... 300
TBA sale commitments ................................................................................................ 17,501,475
Capital shares sold ................................................................................................... 1,736,448
Dividends — unaffiliated ............................................................................................... 173,143
Dividends — affiliated ................................................................................................. 195,570
Interest — unaffiliated ................................................................................................. 5,531,442
From the Manager ................................................................................................... 80,963
Variation margin on futures contracts ....................................................................................... 4,605
Swap premiums paid ................................................................................................... 159,223
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 109,402
Unfunded floating rate loan interests ....................................................................................... 1,564
Prepaid e xpenses ..................................................................................................... 56,861
Total a ssets .........................................................................................................
928,772,671
LIABILITIES
Collateral on securities loaned ............................................................................................. 95,391
TBA sale commitments, at value
(e)
.......................................................................................... 17,465,896
Payables: –
Investments purchased ................................................................................................ 42,894,963
Swaps   .......................................................................................................... 2
Administration fees ................................................................................................... 822
Capital shares redeemed ............................................................................................... 2,433,462
Income dividend distributions ............................................................................................ 61,152
Interest expense .................................................................................................... 533
Investment advisory fees .............................................................................................. 237,829
Trustees' and Officer's fees ............................................................................................. 299
Other affiliate fees ................................................................................................... 1,176
Professional fees .................................................................................................... 74,155
Service and distribution fees ............................................................................................. 83,122
Variation margin on futures contracts ....................................................................................... 502,339
Variation margin on centrally cleared swaps .................................................................................. 1,164
Other accrued expenses ............................................................................................... 287,276
Swap premiums received ................................................................................................ 682,204
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 44,312
Unfunded floating rate loan interests ....................................................................................... 657
Total li abilities ........................................................................................................
64,866,754
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 863,905,917

Statement of Assets and Liabilities
(continued)
December 31, 2025

Statement of Assets and Liabilities
BlackRock
Managed
Income Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 920,143,227
Accumulated loss ..................................................................................................... (56,237,310)
NET ASSETS ........................................................................................................
$ 863,905,917
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 784,581,778
(b)
  Securities loaned, at value ...................................................................................... $ 89,323
(c)
  Investments, at cost — affiliated ................................................................................... $ 97,753,689
(d)
  Foreign currency, at cost ....................................................................................... $ 463,675
(e)
  Proceeds received from TBA sale commitments ......................................................................... $ 17,501,475
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Managed
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 442,980,609
Shares outstanding ...................................................................................................
45,721,081
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 315,821,284
Shares outstanding ...................................................................................................
32,590,058
Net asset value .....................................................................................................
$ 9.69
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 17,419,885
Shares outstanding ...................................................................................................
1,796,128
Net asset value .....................................................................................................
$ 9.70
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 87,684,139
Shares outstanding ...................................................................................................
9,025,299
Net asset value .....................................................................................................
$ 9.72
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
See notes to financial statements.

Statement of Operations
Year Ended December 31, 2025

Statement of Operations
See notes to financial statements.
BlackRock
Managed
Income Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,188,503
Dividends — affiliated ................................................................................................. 10,880,453
Interest — unaffiliated ................................................................................................. 34,795,262
Securities lending income — affiliated — net ................................................................................. 13,137
Payment-in-kind interest — unaffiliated ..................................................................................... 23,205
Foreign taxes withheld ................................................................................................ (96,680)
Foreign withholding tax claims ........................................................................................... 27,411
Total investment income .................................................................................................
47,831,291
EXPENSES
Investment advisory .................................................................................................. 2,813,312
Service and distribution — class specific .................................................................................... 930,065
Transfer agent — class specific .......................................................................................... 552,418
Accounting services .................................................................................................. 446,427
Administration ..................................................................................................... 334,021
Professional ....................................................................................................... 274,582
Administration — class specific .......................................................................................... 160,761
Registration ....................................................................................................... 95,985
Custodian ......................................................................................................... 82,772
Printing and postage ................................................................................................. 67,592
Trustees and Officer .................................................................................................. 12,354
Miscellaneous ...................................................................................................... 110,372
Total expenses excluding interest expense .....................................................................................
5,880,661
Interest expense .................................................................................................... 6,039
Total expenses .......................................................................................................
5,886,700
Less: –
Administration fees waived ............................................................................................. (334,021)
Administration fees waived by the Manager — class specific ....................................................................... (158,812)
Fees waived and/or reimbursed by the Manager ............................................................................... (1,194,308)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (193,020)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,006,539
Net investment income ..................................................................................................
43,824,752
REALIZED AND UNREALIZED GAIN (LOSS) $ 30,452,476
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 10,747,118
Investments — affiliated ............................................................................................. (4,494,167)
Capital gain distributions from underlying funds — affiliated ...................................................................... 570
Foreign currency transactions ......................................................................................... 136,415
Futures contracts .................................................................................................. 7,459,361
Options written ................................................................................................... 5,278
Swaps ......................................................................................................... 166,822
A
14,021,397
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 8,146,596
Investments — affiliated ............................................................................................. 8,264,570
Foreign currency translations .......................................................................................... (67,160)
Futures contracts .................................................................................................. 220,131
Swaps ......................................................................................................... (133,721)
Unfunded floating rate loan interests ..................................................................................... 663
A
16,431,079
Net realized and unrealized gain ...........................................................................................
30,452,476
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 74,277,228

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Managed Income Fund
Year Ended
12/31/25
Year Ended
12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 43,824,752  $ 42,253,930
Net realized gain .................................................................................. 14,021,397  8,033,968
Net change in unrealized appreciation (depreciation) .......................................................... 16,431,079  (13,664,659)
Net increase in net assets resulting from operations ............................................................. 74,277,228  36,623,239
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (22,583,307) (20,706,368)
Investor A ...................................................................................... (16,016,348) (16,136,537)
Investor C ...................................................................................... (807,134) (948,778)
Class K ....................................................................................... (4,585,058) (4,157,883)
Decrease in net assets resulting from distributions to shareholders ................................................... (43,991,847) (41,949,566)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 69,143,853  29,047,112
NET ASSETS
Total increase in net assets ............................................................................. 99,429,234  23,720,785
Beginning of year .................................................................................... 764,476,683  740,755,898
End of year ........................................................................................
$ 863,905,917  $ 764,476,683
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Institutional
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28
Net investment income
(a)
....................................
0 .53  0 .54  0 .47  0 .38  0 .33
Net realized and unrealized gain (loss) ...........................
0 .37  ( 0 .07 ) 0 .43  ( 1 .34 ) 0 .24
Net increase (decrease) from investment operations ................... 0.90  0.47  0.90  (0.96) 0.57
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .53 ) ( 0 .53 ) ( 0 .47 ) ( 0 .39 ) ( 0 .34 )
From net realized gain ...................................... —  —  —  ( 0 .01 ) ( 0 .20 )
Total distributions ........................................... (0.53) (0.53) (0.47) (0.40) (0.54)
Net asset value, end of year .................................. $ 9.69  $ 9.32  $ 9.38  $ 8.95  $ 10.31
Total Return
(c)
Based on net asset value ..................................... 9.87% 5.14% 10.31% (9.27)% 5.61%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.64% 0.63% 0.63% 0.60% 0.61%
Total expenses after fees waived and/or reimbursed ...................
0.39% 0.38% 0.39% 0.41% 0.40%
Net investment income ......................................
5.56% 5.71% 5.12% 4.06% 3.17%
Supplemental Data
Net assets, end of year (000) ................................... $ 442,981  $ 378,123  $ 342,754  $ 340,824  $ 447,218
Portfolio turnover rate
(e)
....................................... 106% 80% 65% 60% 45%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 152% 120% 95% 103% 88%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor A
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 9.32  $ 9.38  $ 8.95  $ 10.31  $ 10.28
Net investment income
(a)
....................................
0 .51  0 .52  0 .44  0 .36  0 .30
Net realized and unrealized gain (loss) ...........................
0 .37  ( 0 .07 ) 0 .43  ( 1 .34 ) 0 .24
Net increase (decrease) from investment operations ................... 0.88  0.45  0.87  (0.98) 0.54
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .51 ) ( 0 .51 ) ( 0 .44 ) ( 0 .37 ) ( 0 .31 )
From net realized gain ...................................... —  —  —  ( 0 .01 ) ( 0 .20 )
Total distributions ........................................... (0.51) (0.51) (0.44) (0.38) (0.51)
Net asset value, end of year .................................. $ 9.69  $ 9.32  $ 9.38  $ 8.95  $ 10.31
Total Return
(c)
Based on net asset value ..................................... 9.61% 4.88% 10.03% (9.51)% 5.36%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.86% 0.85% 0.83% 0.81% 0.82%
Total expenses after fees waived and/or reimbursed ...................
0.64% 0.63% 0.64% 0.66% 0.65%
Net investment income ......................................
5.31% 5.46% 4.87% 3.83% 2.91%
Supplemental Data
Net assets, end of year (000) ................................... $ 315,821  $ 292,449  $ 303,048  $ 322,849  $ 401,138
Portfolio turnover rate
(e)
....................................... 106% 80% 65% 60% 45%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 152% 120% 95% 103% 88%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor C
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 9.33  $ 9.39  $ 8.96  $ 10.31  $ 10.29
Net investment income
(a)
....................................
0 .44  0 .44  0 .38  0 .29  0 .23
Net realized and unrealized gain (loss) ...........................
0 .37  ( 0 .06 ) 0 .42  ( 1 .33 ) 0 .23
Net increase (decrease) from investment operations ................... 0.81  0.38  0.80  (1.04) 0.46
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .44 ) ( 0 .44 ) ( 0 .37 ) ( 0 .30 ) ( 0 .24 )
From net realized gain ...................................... —  —  —  ( 0 .01 ) ( 0 .20 )
Total distributions ........................................... (0.44) (0.44) (0.37) (0.31) (0.44)
Net asset value, end of year .................................. $ 9.70  $ 9.33  $ 9.39  $ 8.96  $ 10.31
Total Return
(c)
Based on net asset value ..................................... 8.80% 4.11% 9.18% (10.12)% 4.50%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.61% 1.61% 1.60% 1.59% 1.59%
Total expenses after fees waived and/or reimbursed ...................
1.39% 1.38% 1.39% 1.41% 1.40%
Net investment income ......................................
4.57% 4.71% 4.12% 3.08% 2.18%
Supplemental Data
Net assets, end of year (000) ................................... $ 17,420  $ 19,338  $ 21,541  $ 23,296  $ 29,565
Portfolio turnover rate
(e)
....................................... 106% 80% 65% 60% 45%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 152% 120% 95% 103% 88%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Class K
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of year ..............................
$ 9.35  $ 9.41  $ 8.98  $ 10.33  $ 10.30
Net investment income
(a)
....................................
0 .54  0 .55  0 .47  0 .39  0 .34
Net realized and unrealized gain (loss) ...........................
0 .37  ( 0 .07 ) 0 .43  ( 1 .33 ) 0 .23
Net increase (decrease) from investment operations ................... 0.91  0.48  0.90  (0.94) 0.57
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .54 ) ( 0 .54 ) ( 0 .47 ) ( 0 .40 ) ( 0 .34 )
From net realized gain ...................................... —  —  —  ( 0 .01 ) ( 0 .20 )
Total distributions ........................................... (0.54) (0.54) (0.47) (0.41) (0.54)
Net asset value, end of year .................................. $ 9.72  $ 9.35  $ 9.41  $ 8.98  $ 10.33
Total Return
(c)
Based on net asset value ..................................... 9.91% 5.19% 10.35% (9.10)% 5.66%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.55% 0.55% 0.54% 0.52% 0.52%
Total expenses after fees waived and/or reimbursed ...................
0.34% 0.33% 0.34% 0.36% 0.35%
Net investment income ......................................
5.61% 5.76% 5.17% 4.13% 3.22%
Supplemental Data
Net assets, end of year (000) ................................... $ 87,684  $ 74,566  $ 73,413  $ 79,942  $ 102,690
Portfolio turnover rate
(e)
....................................... 106% 80% 65% 60% 45%
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 152% 120% 95% 103% 88%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value
of the security, the security
will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued

Notes to Financial Statements
(continued)

Notes to Financial Statements
utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Managed Income Chicago US MidCo III LP, Delayed Draw 1st Lien Term Loan .... $ 44,296 $ 44,296 $ 44,351 $ 55
Managed Income Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan 91,265 90,353 91,494 1,141
Managed Income CP Iris Holdco I, Inc., Delayed Draw 1st Lien Term Loan ....... 29,554 29,554 29,320 (234)
Managed Income Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 9,751 9,738 9,783 45
Managed Income Pinnacle Buyer, LLC, Delayed Draw 1st Lien Term Loan B ..... 30,194 30,194 30,289 95
Managed Income Pye-Barker Fire & Safety LLC, Delayed Draw 1st Lien Term Loan 29,900 29,900 30,074 174
Managed Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 6,914 6,879 6,933 54
Managed Income SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 39,488 39,488 39,065 (423)
$ 907

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
J.P. Morgan Securities LLC .......................... $ 6,072 $ (6,072) $ — $ —
Nomura Securities International, Inc. .................... 83,251 (83,251) — —
$ 89,323 $ (89,323) $ — $ —
(a)
  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances,

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.35%
$1 billion - $2 billion ..................................................................................................... 0.34
$2 billion - $3 billion ..................................................................................................... 0.33
Greater than $3 billion ................................................................................................... 0.32
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 752,264 $ 177,801 $ 930,065
Average Daily Net Assets Administration Fees
First $500 million 0 .0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300

Notes to Financial Statements
(continued)

Notes to Financial Statements
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  December 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended December 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  December 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $9,389 .
For the year ended December 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025 , the amount waived was $ 42,754 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2025, the Manager waived $386,936 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses (“expense limitation”) through June 30, 2026. Other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $764,618 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the year ended December 31, 2025, the amount was $334,021.
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 80,779 $ 60,181 $ 3,556 $ 16,245 $ 160,761
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 638 $ 2,223 $ 321 $ 168 $ 3,350
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 366,585 $ 172,392 $ 11,598 $ 1,843 $ 552,418
Investor A $ 12,385
Investor C 681
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0 .09% 0 .09% 0 .09% 0 .04%

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended December 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2025, the Fund paid BIM $2,656 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees . For the year  ended December 31, 2025 , the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 80,778 $ 164,607
Investor A ..................................................................................... 58,233 23,860
Investor C ..................................................................................... 3,556 2,710
Class K ...................................................................................... 16,245 1,843
$ 158,812 $ 193,020
Purchases ............................................................................................................... $ 11,383,180
Sales ................................................................................................................... 10,412,175
Net Realized Gain .......................................................................................................... 801,494

Notes to Financial Statements
(continued)

Notes to Financial Statements
7. PURCHASES AND SALES
For the year ended December 31, 2025, purchases and sales of investments, excluding short-term securities and equity-linked notes, were as follows:
For the year ended December 31, 2025, purchases and sales related to equity-linked notes were $412,085,661 and $403,482,883, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of December 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a) Amounts available to offset future realized capital gains.
(b) The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and classification of investments.
During the year ended December 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of December 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Managed Income ...................................................... $ 164,508,858 $ 118,875,751 $ 645,839,371 $ 624,361,728
Fund Name
Year Ended
12/31/25
Year Ended
12/31/24
Managed Income
Ordinary income ...................................................................................... $ 43,991,847 $ 41,949,566
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Managed Income ......................................................... $ 1,570,192 $ (68,708,938) $ 10,901,436 $ (56,237,310)
Fund Name Amount Utilized
Managed Income ..................................................................................................... $ 14,872,781
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Managed Income ................................................. $ 884,013,582 $ 18,878,866 $ (7,907,573) $ 10,971,293

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended December 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease

Notes to Financial Statements
(continued)

Notes to Financial Statements
as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
12/31/25
Year Ended
12/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
11,550,214 $ 110,545,696 11,076,065 $ 104,427,314
Shares issued in reinvestment of distributions ........................
2,349,437 22,543,747 2,191,757 20,675,502
Shares redeemed .........................................
(8,749,782) (83,312,464) (9,230,106) (87,194,171)
5,149,869 $ 49,776,979 4,037,716 $ 37,908,645
Investor A
Shares sold and automatic conversion of shares .......................
7,838,147 $ 74,981,323 6,805,250 $ 64,279,186
Shares issued in reinvestment of distributions ........................
1,662,887 15,957,049 1,704,186 16,076,012
Shares redeemed .........................................
(8,281,346) (79,040,554) (9,430,223) (88,858,315)
1,219,688 $ 11,897,818 (920,787) $ (8,503,117)
Investor C
Shares sold .............................................
258,096 $ 2,477,157 178,693 $ 1,695,174
Shares issued in reinvestment of distributions ........................
83,854 805,048 100,242 946,292
Shares redeemed and automatic conversion of shares ..................
(618,319) (5,890,136) (499,478) (4,712,526)
(276,369) $ (2,607,931) (220,543) $ (2,071,060)
Class K
Shares sold .............................................
2,077,966 $ 19,907,984 1,362,140 $ 12,904,915
Shares issued in reinvestment of distributions ........................
437,125 4,206,559 399,476 3,777,835
Shares redeemed .........................................
(1,468,543) (14,037,556) (1,586,514) (14,970,106)
1,046,548 $ 10,076,987 175,102 $ 1,712,644
7,139,736 $ 69,143,853 3,071,488 $ 29,047,112

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information

To the Shareholders of BlackRock Managed Income Fund and the Board of Trustees of BlackRock Funds II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Income Fund of BlackRock Funds II (the “Fund”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December
31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2025
:
The following amount, or maximum amount allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2025:
Fund Name
Qualified Dividend
Income
Managed Income ................................................................................................... $ 2,547,396
Fund Name
Qualified Business
Income
Managed Income ................................................................................................... $ 100,272
Fund Name Federal Obligation Interest
Managed Income ................................................................................................... $ 1,300,178
Fund Name
Dividends-Received
Deduction
Managed Income ................................................................................................... 2 .91%
Fund Name Interest Dividends
Managed Income ................................................................................................... $ 29,220,228
Fund Name
Interest-Related
Dividends
Managed Income ................................................................................................... $ 23,724,135

Additional Information
2025
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
EUR Euro
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EM Emerging Markets
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
                        BlackRock Funds II

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: February 24, 2026

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 24, 2026